                              SEMIANNUAL REPORT

                                P H O E N I X





                                                   THE PHOENIX EDGE SERIES FUND

                                                                  June 30, 2000









[LOGO] PHOENIX
WEALTH MANAGEMENT-TM-

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Phoenix-Aberdeen International Series.....................................    2

Phoenix-Aberdeen New Asia Series..........................................    8

Phoenix-Bankers Trust Dow 30 Series.......................................   12

Phoenix-Duff & Phelps Real Estate Securities Series.......................   15

Phoenix-Engemann Capital Growth Series....................................   18

Phoenix-Engemann Nifty Fifty Series.......................................   22

Phoenix-Federated U.S. Government Bond Series.............................   25

Phoenix-Goodwin Money Market Series.......................................   28

Phoenix-Goodwin Multi-Sector Fixed Income Series..........................   32

Phoenix-Hollister Value Equity Series.....................................   37

Phoenix-J.P. Morgan Research Enhanced Index Series........................   41

Phoenix-Janus Equity Income Series........................................   47

Phoenix-Janus Flexible Income Series......................................   51

Phoenix-Janus Growth Series...............................................   54

Phoenix-Morgan Stanley Focus Equity Series................................   57

Phoenix-Oakhurst Balanced Series..........................................   60

Phoenix-Oakhurst Growth and Income Series.................................   66

Phoenix-Oakhurst Strategic Allocation Series..............................   71

Phoenix-Schafer Mid-Cap Value Series......................................   77

Phoenix-Seneca Mid-Cap Growth Series......................................   80

Phoenix-Seneca Strategic Theme Series.....................................   83

Notes to Financial Statements.............................................   86

     Not FDIC Insured           No Bank Guarantee           May Lose Value

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
FOREIGN COMMON STOCKS--94.6%
AUSTRALIA--1.6%
  Australian Gas Light Co., Ltd. (Natural Gas)............................      290,000    $  1,732,513
  QBE Insurance Group Ltd. (Insurance (Property-Casualty))................
                                                                                570,000       2,796,782
                                                                                           ------------
                                                                                              4,529,295
                                                                                           ------------
BELGIUM--0.4%
  Dexia (Banks (Major Regional))..........................................        7,017       1,076,227
  Dexia Strips (Banks (Major Regional)) (b)...............................        7,400             355
                                                                                           ------------
                                                                                              1,076,582
                                                                                           ------------
BRAZIL--0.9%
  Aracruz Celulose SA ADR (Paper & Forest Products).......................
                                                                                 25,000         482,813
  Companhia Cervejaria Brahma ADR (Beverages (Alcoholic)).................
                                                                                 30,000         510,000
  Tele Centro Sul Participacoes SA ADR (Telecommunications (Long
    Distance))............................................................       10,000         730,625
  Tele Norte Leste Participacoes SA ADR (Telecommunications (Long
    Distance))............................................................       32,000         756,000
                                                                                           ------------
                                                                                              2,479,438
                                                                                           ------------
CANADA--4.6%
  Nortel Networks Corp. (Communications Equipment)........................      190,000      12,967,500
                                                                                           ------------
CHILE--0.1%
  Companhia de Telecomunicaciones de Chile SA ADR (Telecommunications
    (Long Distance))......................................................       12,500         226,563
                                                                                           ------------
DENMARK--0.3%
  Danisco A/S (Foods).....................................................       29,616         993,270
                                                                                           ------------
FINLAND--2.6%
  Nokia Oyj (Communications Equipment)....................................      128,348       6,576,113
  Sonera Oyj (Telephone)..................................................       14,100         645,394
                                                                                           ------------
                                                                                              7,221,507
                                                                                           ------------
FRANCE--7.8%
  Air Liquide SA (Chemicals (Specialty))..................................       10,893       1,426,365
  Aventis SA (Chemicals (Diversified))....................................       49,600       3,634,893
  Axa (Insurance (Multi-Line))............................................       16,148       2,554,084
  Carrefour SA (Retail (Food Chains)).....................................       19,768       1,356,776
  Castorama Dubois Investissement SA (Retail (Building Supplies)).........
                                                                                  8,925       2,215,850
  Euler SA (Financial (Diversified)) (b)..................................        9,500         455,239
  Group Danone (Foods)....................................................       10,200       1,359,087
  Lafarge SA (Construction (Cement & Aggregates)).........................       29,242       2,281,728
  STMicroelectronics NV (Electronics (Semiconductors))....................
                                                                                 25,458       1,610,648
  Schneider Electric SA (Electrical Equipment)............................       24,455       1,711,287
  Suez Lyonnaise des Eaux SA (Engineering & Construction).................
                                                                                  5,807       1,021,458
  Valeo SA (Auto Parts & Equipment).......................................       16,351         877,738
  Vivendi SA (Manufacturing (Diversified))................................       16,824       1,490,969
                                                                                           ------------
                                                                                             21,996,122
                                                                                           ------------
GERMANY--3.3%
  Allianz AG Vinkulierte Registered Shares (Insurance (Multi-Line)).......
                                                                                  5,793       2,110,180
  Bayerische Hypo- und Vereinsbank AG (Banks (Major Regional))............
                                                                                 26,455       1,726,980
  Bayerische Motoren Werke AG (Automobiles)...............................       41,800       1,266,181
  Deutsche Bank AG Registered Shares (Banks (Major Regional)).............
                                                                                 28,102       2,327,466
  E.On AG (Manufacturing (Diversified))...................................       18,552         914,084

                                                                               SHARES         VALUE
                                                                            ------------  --------------
GERMANY--CONTINUED
  RWE AG (Manufacturing (Diversified))....................................       25,673    $    866,267
                                                                                           ------------
                                                                                              9,211,158
                                                                                           ------------
GREECE--0.2%
  Hellenic Telecommunications Organization SA (Telephone).................
                                                                                 26,500         649,269
                                                                                           ------------
HONG KONG--2.0%
  Swire Pacific Ltd. Class B (Manufacturing (Diversified))................
                                                                              7,000,000       5,702,351
                                                                                           ------------
HUNGARY--0.3%
  Magyar Tavkozlesi Rt ADR (Telecommunications (Long Distance))...........
                                                                                 21,900         754,181
                                                                                           ------------
INDIA--1.2%
  BSES Ltd. GDR (Electric Companies) (b)..................................       83,000       1,556,250
  Gas Authority of India Ltd. GDR (Oil & Gas (Refining & Marketing))......
                                                                                 40,000         275,000
  Mahanagar Telephone Nigam Ltd. GDR (Telephone)..........................      140,000       1,470,000
                                                                                           ------------
                                                                                              3,301,250
                                                                                           ------------
INDONESIA--0.2%
  PT Indonesian Satellite Corp. Tbk (Telephone)...........................      379,000         446,024
  PT Indosat (Persero) Tbk ADR (Telecommunications (Long Distance)).......
                                                                                 15,000         170,625
                                                                                           ------------
                                                                                                616,649
                                                                                           ------------
ISRAEL--0.2%
  Bank Hapoalim Ltd. (Banks (Major Regional)).............................      221,500         642,328
                                                                                           ------------
ITALY--2.3%
  Banca Intesa SPA (Banks (Major Regional))...............................      561,222       1,334,194
  Banca Intesa SPA - New (Banks (Major Regional)).........................       20,043          90,762
  Riunione Adriatica di Sicurta SPA (Insurance (Multi-Line))..............
                                                                                330,000       3,637,845
  San Paolo - IMI SPA (Banks (Major Regional))............................       88,581       1,578,528
                                                                                           ------------
                                                                                              6,641,329
                                                                                           ------------
JAPAN--19.2%
  Canon, Inc. (Office Equipment & Supplies)...............................       85,000       4,241,905
  Circle K Japan Co., Ltd. (Retail (Food Chains)).........................       63,000       2,292,500
  Dai Nippon Printing Co., Ltd. (Specialty Printing)......................      216,000       3,815,673
  Fuji Photo Film Co., Ltd. (Photography/Imaging).........................       70,000       2,871,415
  Hitachi Credit Corp. (Consumer Finance).................................      114,000       3,092,394
  Ito-Yokado Co., Ltd. (Retail (Food Chains)).............................       48,000       2,894,477
  Kao Corp. (Household Products (Non-Durable))............................      115,000       3,521,689
  Mabuchi Motor Co., Ltd. (Electrical Equipment)..........................       19,500       2,525,011
  NTT DoCoMo, Inc. (Telecommunications (Cellular/ Wireless))..............
                                                                                    850       2,305,733
  Nikko Securities Co., Ltd. (The) (Investment Banking/Brokerage).........
                                                                                320,000       3,175,758
  Rinnai Corp. (Household Furnishings & Appliances).......................      126,000       2,816,500
  Rohm Co., Ltd. (Electronics (Semiconductors))...........................        9,000       2,637,013
  Sankyo Co., Ltd. (Health Care (Drugs-Major Pharmaceuticals))............
                                                                                175,000       3,961,427
  Sanwa Bank Ltd. (The) (Banks (Major Regional))..........................      336,000       2,686,691
  Secom Co., Ltd. (Services (Commercial & Consumer))......................
                                                                                 35,000       2,563,763
  Sharp Corp. (Household Furnishings & Appliances)........................      175,000       3,101,326
  Shin-Etsu Chemical Co., Ltd. (Chemicals (Specialty))....................
                                                                                 65,000       3,305,246
  Suzuki Motor Corp. (Automobiles)........................................      190,000       2,456,676
                                                                                           ------------
                                                                                             54,265,197
                                                                                           ------------

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
MALAYSIA--0.5%
  Carlsberg Brewery Malaysia Berhad (Beverages (Alcoholic))...............
                                                                                150,000    $    505,274
  Malaysian Oxygen Berhad (Chemicals (Specialty)).........................      154,000         437,693
  Sime UEP Properties Berhad (Homebuilding)...............................      277,000         371,771
                                                                                           ------------
                                                                                              1,314,738
                                                                                           ------------
MEXICO--1.0%
  Cemex SA de CV ADR (Construction (Cement & Aggregates)).................
                                                                                  1,239          28,962
  Fomento Economico Mexicano SA de CV ADR (Beverages (Alcoholic)).........
                                                                                 16,000         689,000
  Grupo Televisa SA GDR (Broadcasting (Television, Radio & Cable)) (b)....
                                                                                  6,000         413,625
  Telefonos de Mexico SA de C.V. ADR Series L (Telecommunications (Long
    Distance))............................................................       28,500       1,628,063
                                                                                           ------------
                                                                                              2,759,650
                                                                                           ------------
NETHERLANDS--8.6%
  ASM Lithography Holding NV (Equipment (Semiconductors)).................
                                                                                 67,309       2,904,765
  Elsevier NV (Publishing)................................................      140,694       1,711,471
  Fortis (NL) NV (Financial (Diversified))................................       38,221       1,117,100
  Gucci Group (Textiles (Apparel))........................................       13,900       1,313,118
  Heineken NV (Beverages (Alcoholic)).....................................       31,511       1,925,639
  IHC Caland NV (Oil & Gas (Drilling & Equipment))........................       39,457       1,928,975
  ING Groep NV (Financial (Diversified))..................................       29,295       1,988,196
  KPN NV (Telephone) (b)..................................................       35,220       1,581,726
  Koninklijke Ahold NV (Retail (Food Chains)).............................       39,100       1,155,534
  Royal Dutch Petroleum Co. (Oil (Domestic Integrated))...................
                                                                                 57,039       3,559,470
  United Pan-Europe Communications NV (Broadcasting (Television, Radio &
    Cable))...............................................................       70,585       1,853,262
  VNU NV (Publishing).....................................................       34,299       1,778,735
  Versatel Telecom International NV (Telephone) (b).......................       33,700       1,421,396
                                                                                           ------------
                                                                                             24,239,387
                                                                                           ------------
PHILIPPINES--0.3%
  Ayala Land, Inc. (Financial (Diversified))..............................    6,840,000         870,257
                                                                                           ------------
POLAND--0.2%
  Elektrim Spolka Akcyjna SA (Distributors (Food & Health))...............
                                                                                 54,000         619,998
                                                                                           ------------
SINGAPORE--0.8%
  Singapore Airlines Ltd. (Airlines)......................................      120,000       1,186,827
  United Overseas Bank Ltd. (Banks (Major Regional))......................      174,000       1,137,202
                                                                                           ------------
                                                                                              2,324,029
                                                                                           ------------
SOUTH AFRICA--0.5%
  BoE Ltd. (Financial (Diversified))......................................    1,207,350         685,613
  De Beers (Metals Mining)................................................       22,160         539,310
  RMB Holdings Ltd. (Financial (Diversified)).............................       36,579          54,493
                                                                                           ------------
                                                                                              1,279,416
                                                                                           ------------
SOUTH KOREA--0.9%
  Kookmin Bank (Banks (Major Regional))...................................      106,000       1,349,969
  Pohang Iron & Steel Co., Ltd. (Iron & Steel)............................       12,500       1,085,295
                                                                                           ------------
                                                                                              2,435,264
                                                                                           ------------
SPAIN--5.8%
  Altadis SA (Tobacco)....................................................      237,700       3,666,213
  Amadeus Global Travel Distribution SA (Services (Employment)) (b).......
                                                                                190,875       2,186,499
  Banco Popular Espanol SA (Banks (Major Regional)).......................       40,584       1,260,469
  Banco Santander Central Hispano SA (Banks (Major Regional)).............
                                                                                 71,729         759,783
  Empresa Nacional de Electricidad SA (Electric Companies)................
                                                                                 47,200         918,029
  Grupo Dragados SA (Engineering & Construction)..........................       88,151         634,599
  Repsol YPF SA (Oil & Gas (Refining & Marketing))........................      167,286       3,343,475

                                                                               SHARES         VALUE
                                                                            ------------  --------------
SPAIN--CONTINUED
  Telefonica SA (Telephone) (b)...........................................      172,689    $  3,724,600
                                                                                           ------------
                                                                                             16,493,667
                                                                                           ------------
SWEDEN--5.3%
  ABB Ltd. (Electrical Equipment).........................................        9,414       1,096,958
  Assa Abloy AB Class B (Machinery (Diversified)).........................       44,720         902,485
  Electrolux AB Class B (Household Furnishings & Appliances)..............
                                                                                 68,812       1,070,931
  Skandia Forsakrings AB (Insurance (Life/Health))........................       66,256       1,760,135
  Skandinaviska Enskilda Banken Class A (Banks (Major Regional))..........
                                                                                104,728       1,247,797
  Svenska Handelsbanken AB Class A (Banks (Major Regional))...............
                                                                                190,600       2,781,619
  Tele1 Europe Holding AB (Telephone) (b).................................       44,260         545,004
  Telefonaktiebolaget LM Ericsson AB Class B (Communications Equipment)...
                                                                                283,684       5,644,104
                                                                                           ------------
                                                                                             15,049,033
                                                                                           ------------
SWITZERLAND--4.6%
  Credit Suisse Group Registered Shares (Banks (Major Regional))..........
                                                                                  9,384       1,872,680
  Nestle SA Registered Shares (Foods).....................................        1,213       2,435,593
  Novartis AG Registered Shares (Health Care (Drugs-Major
    Pharmaceuticals)).....................................................        1,577       2,506,022
  Roche Holding AG (Health Care (Drugs-Major Pharmaceuticals))............
                                                                                    256       2,500,065
  UBS AG Registered Shares (Banks (Major Regional)).......................
                                                                                 18,864       2,772,633
  Zurich Allied AG (Financial (Diversified))..............................        1,762         873,377
                                                                                           ------------
                                                                                             12,960,370
                                                                                           ------------
TAIWAN--0.5%
  Bank Sinopac (Banks (Major Regional)) (b)...............................      950,000         610,734
  President Chain Store Corp. (Retail (Food Chains))......................      160,000         597,422
  Standard Foods Taiwan Ltd. GDR (Foods) (b)..............................       67,110         192,941
                                                                                           ------------
                                                                                              1,401,097
                                                                                           ------------
THAILAND--0.5%
  BEC World Public Co., Ltd. (Entertainment)..............................      220,000       1,312,471
                                                                                           ------------
TURKEY--0.2%
  Yapi ve Kredi Bankasi AS (Banks (Major Regional)).......................   52,577,840         585,632
                                                                                           ------------
UNITED KINGDOM--17.7%
  3i Group PLC (Investment Banking/Brokerage).............................       99,994       2,057,253
  AstraZeneca Group PLC (Health Care (Drugs-Major Pharmaceuticals)).......
                                                                                 51,035       2,383,513
  BAE Systems PLC (Aerospace/Defense).....................................      125,012         779,728
  BG Group PLC (Natural Gas)..............................................      107,720         696,335
  BOC Group PLC (Chemicals (Specialty))...................................       31,744         456,541
  BP Amoco PLC (Oil (Domestic Integrated))................................      431,796       4,144,405
  Bank of Scotland (Banks (Major Regional))...............................      110,125       1,047,817
  Barclays PLC (Banks (Major Regional))...................................       33,280         827,780
  Bass PLC (Beverages (Alcoholic))........................................       60,752         683,351
  Berkeley Group PLC (The) (Homebuilding).................................       60,127         568,910
  British American Tobacco PLC (Tobacco)..................................       84,730         565,679
  British Telecommunications PLC (Telephone)..............................      167,252       2,162,338
  CGNU PLC (Insurance (Multi-Line)).......................................       52,050         866,778
  CMG PLC (Services (Data Processing))....................................      205,800       2,919,709
  Cable & Wireless PLC (Telephone)........................................       75,728       1,282,865
  Capital Radio PLC (Broadcasting (Television, Radio & Cable))............
                                                                                 21,200         495,057
  Carlton Communications PLC (Entertainment)..............................       74,800         962,531
  Colt Telecom Group PLC (Telephone) (b)..................................       16,000         532,889
  Compass Group PLC (Restaurants).........................................       37,043         488,168
  Daily Mail and General Trust (Publishing (Newspapers))..................
                                                                                 24,800         429,884
  Dixons Group PLC (Retail (Computers & Electronics)).....................
                                                                                 74,580         303,717

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
UNITED KINGDOM--CONTINUED
  FirstGroup PLC (Services (Commercial & Consumer)).......................
                                                                                148,761    $    538,247
  Glaxo Wellcome PLC (Health Care (Drugs-Major Pharmaceuticals))..........
                                                                                 94,455       2,755,504
  Granada Group PLC (Restaurants).........................................       66,102         660,470
  HSBC Holdings PLC (Financial (Diversified)).............................      159,500       1,824,271
  Hilton Group PLC (Gaming, Lottery & Pari-mutuel Companies) (b)..........
                                                                                175,739         617,235
  Invensys PLC (Machinery (Diversified))..................................      165,671         622,003
  Legal & General Group PLC (Insurance (Multi-Line))......................      383,999         898,158
  Lloyds TSB Group PLC (Financial (Diversified))..........................      125,800       1,188,391
  Logica PLC (Services (Data Processing)).................................       69,971       1,656,720
  Marconi PLC (Electronics (Component Distributors))......................       35,000         455,681
  RMC Group PLC (Construction (Cement & Aggregates))......................
                                                                                 35,712         460,626
  Reuters Group PLC (Publishing)..........................................       43,287         738,543
  Rio Tinto PLC (Metals Mining)...........................................       56,287         920,293
  Royal & Sun Alliance Insurance Group PLC (Insurance (Multi-Line)).......
                                                                                117,696         764,387
  Sage Group PLC (The) (Computers (Software & Services))..................
                                                                                 41,300         334,502
  Schroders PLC (Investment Banking/Brokerage)............................       31,660         569,405
  Serco Group PLC (Services (Commercial & Consumer))......................
                                                                                121,212         958,796
  Shell Transport & Trading Co. PLC (Oil (Domestic Integrated))...........
                                                                                198,794       1,659,752
  SmithKline Beecham PLC (Health Care (Drugs-Major Pharmaceuticals))......
                                                                                122,628       1,605,832
  Smiths Industries PLC (Aerospace/Defense)...............................       30,485         394,821
  Vodafone AirTouch PLC (Telecommunications (Cellular/Wireless))..........
                                                                              1,192,461       4,820,030
  WPP Group PLC (Services (Advertising/Marketing))........................       27,877         407,256
  Woolwich PLC (Consumer Finance).........................................       82,083         347,630
                                                                                           ------------
                                                                                             49,853,801
                                                                                           ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $226,881,472)........................................................    266,772,799
                                                                                           ------------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--0.6%
UNITED STATES--0.6%
  MIH Ltd. (Broadcasting (Television, Radio & Cable)) (b).................
                                                                                 16,000    $    480,500
  Viatel, Inc. (Telecommunications (Long Distance)) (b)...................       36,261       1,035,705
                                                                                           ------------
                                                                                              1,516,205
                                                                                           ------------
TOTAL COMMON STOCKS
  (Identified cost $2,419,763)..........................................................      1,516,205
                                                                                           ------------
WARRANTS--0.0%
GERMANY--0.0%
  Muenchener Rueckversicherungs-Gesellschaft AG Warrants (Insurance
    (Multi-Line)) (b).....................................................          220          18,453
                                                                                           ------------
TOTAL WARRANTS
  (Identified cost $0)..................................................................         18,453
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS--95.2%
  (Identified cost $229,301,235)........................................................    268,307,457
                                                                                           ------------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--4.1%
COMMERCIAL PAPER--4.1%
  Koch Industries, Inc. 6.89%, 7/3/00.......................  A-1+           $    5,000       4,998,086
  Cargill, Inc. 6.92%, 7/5/00...............................  A-1                 3,015       3,012,682
  Koch Industries, Inc. 6.72%, 7/5/00.......................  A-1+                2,655       2,653,018
  Albertson's, Inc. 6.60%, 7/6/00...........................  A-1                 1,000         999,083
                                                                                           ------------
                                                                                             11,662,869
                                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $11,662,869).........................................................     11,662,869
                                                                                           ------------
TOTAL INVESTMENTS--99.3%
  (Identified cost $240,964,104)........................................................    279,970,326(a)
  Cash and receivables, less liabilities--0.7%..........................................      2,076,646
                                                                                           ------------
NET ASSETS--100.0%......................................................................   $282,046,972
                                                                                           ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $52,775,965 and gross depreciation of $15,268,986 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $242,463,347.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Aerospace/Defense..................................   0.4%
          Airlines...........................................   0.4
          Auto Parts & Equipment.............................   0.3
          Automobiles........................................   1.4
          Banks (Major Regional).............................  10.3
          Beverages (Alcoholic)..............................   1.6
          Broadcasting (Television, Radio & Cable)...........   1.2
          Chemicals (Diversified)............................   1.4
          Chemicals (Specialty)..............................   2.1
          Communications Equipment...........................   9.4
          Computers (Software & Services)....................   0.1
          Construction (Cement & Aggregates).................   1.0
          Consumer Finance...................................   1.3
          Distributors (Food & Health).......................   0.2
          Electric Companies.................................   0.9
          Electrical Equipment...............................   2.0
          Electronics (Component Distributors)...............   0.2
          Electronics (Semiconductors).......................   1.6
          Engineering & Construction.........................   0.6
          Entertainment......................................   0.8
          Equipment (Semiconductors).........................   1.1
          Financial (Diversified)............................   3.4
          Foods..............................................   1.9
          Gaming, Lottery & Pari-Mutuel Companies............   0.2
          Health Care (Drugs-Major Pharmaceuticals)..........   5.9
          Homebuilding.......................................   0.4
          Household Furnishings & Appliances.................   2.6
          Household Products (Non-Durable)...................   1.3
          Insurance (Life/Health)............................   0.7
          Insurance (Multi-Line).............................   4.0
          Insurance (Property-Casualty)......................   1.0
          Investment Banking/Brokerage.......................   2.2
          Iron & Steel.......................................   0.4
          Machinery (Diversified)............................   0.6
          Manufacturing (Diversified)........................   3.3
          Metals Mining......................................   0.5
          Natural Gas........................................   0.9
          Office Equipment & Supplies........................   1.6
          Oil & Gas (Drilling & Equipment)...................   0.7
          Oil & Gas (Refining & Marketing)...................   1.3
          Oil (Domestic Integrated)..........................   3.5
          Paper & Forest Products............................   0.2
          Photography/Imaging................................   1.1
          Publishing.........................................   1.6
          Publishing (Newspapers)............................   0.2
          Restaurants........................................   0.4
          Retail (Building Supplies).........................   0.8
          Retail (Computers & Electronics)...................   0.1
          Retail (Food Chains)...............................   3.1
          Services (Advertising/Marketing)...................   0.2
          Services (Commercial & Consumer)...................   1.5
          Services (Data Processing).........................   1.7
          Services (Employment)..............................   0.8
          Specialty Printing.................................   1.4
          Telecommunications (Cellular/Wireless).............   2.7
          Telecommunications (Long Distance).................   2.0
          Telephone..........................................   5.4
          Textiles (Apparel).................................   0.5
          Tobacco............................................   1.6
                                                               ----
                                                               100.0%
                                                               ====

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $240,964,104).............................................  $ 279,970,326
Foreign currency at value (identified cost $56,134).........         56,117
Receivables
  Investment securities sold................................      5,243,710
  Fund shares sold..........................................      1,366,039
  Dividends and interest....................................        357,540
  Tax reclaim...............................................        283,427
Prepaid expenses............................................          2,481
                                                              -------------
    Total assets............................................    287,279,640
                                                              -------------
LIABILITIES
Payables
  Custodian.................................................         24,691
  Investment securities purchased...........................      4,660,644
  Fund shares repurchased...................................        190,263
  Investment advisory fee...................................        170,774
  Financial agent fee.......................................         22,353
  Trustees' fee.............................................          3,041
Accrued expenses............................................        160,902
                                                              -------------
    Total liabilities.......................................      5,232,668
                                                              -------------
NET ASSETS..................................................  $ 282,046,972
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 225,893,567
  Undistributed net investment loss.........................       (475,475)
  Accumulated net realized gain.............................     17,626,112
  Net unrealized appreciation...............................     39,002,768
                                                              -------------
NET ASSETS..................................................  $ 282,046,972
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     17,271,484
                                                              =============
Net asset value and offering price per share................  $       16.33
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   2,696,190
  Interest..................................................        242,893
  Foreign taxes withheld....................................       (232,222)
                                                              -------------
    Total investment income.................................      2,706,861
                                                              -------------
EXPENSES
  Investment advisory fee...................................      1,049,166
  Financial agent fee.......................................        134,052
  Custodian.................................................        153,278
  Printing..................................................         39,060
  Professional..............................................         10,214
  Trustees..................................................          2,604
  Miscellaneous.............................................          8,807
                                                              -------------
    Total expenses..........................................      1,397,181
                                                              -------------
NET INVESTMENT INCOME.......................................      1,309,680
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     18,193,615
  Net realized loss on foreign currency transactions........       (356,190)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (27,819,765)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......          6,064
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (9,976,276)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (8,666,596)
                                                              =============

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  6/30/00          YEAR ENDED
                                                                (UNAUDITED)         12/31/99
                                                              ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $  1,309,680      $  2,057,132
  Net realized gain (loss)..................................      17,837,425        31,345,511
  Net change in unrealized appreciation (depreciation)......     (27,813,701)       35,701,086
                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (8,666,596)       69,103,729
                                                                ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (338,637)       (3,265,818)
  Net realized gains........................................      (5,096,483)      (36,259,691)
  In excess of net investment income........................              --        (1,780,524)
                                                                ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (5,435,120)      (41,306,033)
                                                                ------------      ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (4,590,522 and 3,885,702
    shares, respectively)...................................      75,472,874        62,660,967
  Net asset value of shares issued from reinvestment of
    distributions (337,270 and 2,492,331 shares,
    respectively)...........................................       5,435,120        41,306,033
  Cost of shares repurchased (5,053,475 and 4,632,721
    shares, respectively)...................................     (83,732,043)      (74,706,908)
                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      (2,824,049)       29,260,092
                                                                ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (16,925,765)       57,057,788
NET ASSETS
  Beginning of period.......................................     298,972,737       241,914,949
                                                                ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) AND DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($475,475) AND ($1,446,518),
    RESPECTIVELY)...........................................    $282,046,972      $298,972,737
                                                                ============      ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS
                                         ENDED                      YEAR ENDED DECEMBER 31,
                                        6/30/00    ----------------------------------------------------------
                                      (UNAUDITED)     1999         1998        1997        1996        1995
                                      -----------  ----------    --------    --------    --------    --------
Net asset value, beginning of
  period............................   $  17.19     $  15.46     $  14.53    $  14.52    $  12.70    $  11.85
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......       0.08         0.23         0.12(1)     0.12(1)     0.11(1)     0.12(1)
  Net realized and unrealized gain
    (loss)..........................      (0.62)        4.13         3.94        1.61        2.25        1.02
                                       --------     --------     --------    --------    --------    --------
    TOTAL FROM INVESTMENT
      OPERATIONS....................      (0.54)        4.36         4.06        1.73        2.36        1.14
                                       --------     --------     --------    --------    --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................      (0.02)       (0.25)          --       (0.22)      (0.19)      (0.04)
  Dividends from net realized
    gains...........................      (0.30)       (2.24)       (3.13)      (1.50)      (0.33)      (0.25)
  In excess of net investment
    income..........................         --        (0.14)          --          --       (0.02)         --
                                       --------     --------     --------    --------    --------    --------
    TOTAL DISTRIBUTIONS.............      (0.32)       (2.63)       (3.13)      (1.72)      (0.54)      (0.29)
                                       --------     --------     --------    --------    --------    --------
CHANGE IN NET ASSET VALUE...........      (0.86)        1.73         0.93        0.01        1.82        0.85
                                       --------     --------     --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD......   $  16.33     $  17.19     $  15.46    $  14.53    $  14.52    $  12.70
                                       ========     ========     ========    ========    ========    ========
Total return........................      (3.10)%(3)     29.49%     27.92%      12.04%      18.65%       9.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................   $282,047     $298,973     $241,915    $194,108    $172,668    $134,455
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses................       0.99%(2)      1.01%       0.98%       1.01%       1.04%       1.07%
  Net investment income.............       0.93%(2)      0.81%       0.72%       0.72%       0.80%       0.95%
Portfolio turnover rate.............         36%(3)        79%         93%        184%        142%        249%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not Annualized.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
FOREIGN COMMON STOCKS--96.1%
AUSTRALIA--13.2%
  Australian Gas Light Co., Ltd. (Natural Gas)............................       50,000    $   298,709
  BRL Hardy Ltd. (Beverages (Alcoholic))..................................      125,000        539,177
  Broken Hill Proprietary Co. Ltd. (Manufacturing (Diversified))..........
                                                                                 17,000        201,591
  Commonwealth Bank of Australia (Banks (Major Regional)).................
                                                                                 12,000        199,508
  Leighton Holdings Ltd. (Engineering & Construction).....................       90,000        290,724
  Pacifica Group Ltd. (Auto Parts & Equipment)............................      110,000        277,394
  QBE Insurance Group Ltd. (Insurance (Property-Casualty))................
                                                                                 85,000        417,064
                                                                                           -----------
                                                                                             2,224,167
                                                                                           -----------
HONG KONG--15.8%
  CDL Hotels International Ltd. (Lodging-Hotels)..........................    1,190,000        519,049
  Cheung Kong (Holdings) Ltd. (Financial (Diversified))...................       25,000        276,619
  Giordano International Ltd. (Retail (Specialty-Apparel))................      450,000        684,090
  Johnson Electric Holdings Ltd. (Manufacturing (Diversified))............
                                                                                 30,000        283,835
  Li & Fung Ltd. (Distributors (Food & Health))...........................       53,000        265,169
  Sun Hung Kai Properties Ltd. (Financial (Diversified))..................       25,000        179,602
  Swire Pacific Ltd. Class B (Manufacturing (Diversified))................
                                                                                550,000        448,042
                                                                                           -----------
                                                                                             2,656,406
                                                                                           -----------
INDIA--8.3%
  BSES Ltd. GDR (Electric Companies) (b)..................................       13,000        243,750
  Gas Authority of India Ltd. GDR (Oil & Gas (Refining & Marketing))......
                                                                                 50,000        343,750
  ICICI Ltd. ADR (Financial (Diversified))................................       12,300        230,625
  Mahanagar Telephone Nigam Ltd. GDR (Telephone)..........................       32,000        336,000
  Videsh Sanchar Nigam Ltd. GDR (Telephone)...............................       15,000        236,250
                                                                                           -----------
                                                                                             1,390,375
                                                                                           -----------
INDONESIA--3.9%
  PT Gudang Garam Tbk (Tobacco)...........................................      195,000        315,263
  PT Indonesian Satellite Corp. Tbk (Telephone)...........................      290,000        341,285
                                                                                           -----------
                                                                                               656,548
                                                                                           -----------
MALAYSIA--7.9%
  Carlsberg Brewery Malaysia Berhad (Beverages (Alcoholic))...............
                                                                                100,000        336,849
  Malaysian Oxygen Berhad (Chemicals (Specialty)).........................      125,000        355,271
  Public Bank Berhad (Banks (Major Regional)).............................      300,000        300,006
  Sime UEP Properties Berhad (Homebuilding)...............................      250,000        335,533
                                                                                           -----------
                                                                                             1,327,659
                                                                                           -----------
PHILIPPINES--4.3%
  Ayala Land, Inc. (Financial (Diversified))..............................    1,800,000        229,015
  Bank of The Philippine Islands (Banks (Major Regional)).................
                                                                                110,000        198,480
  La Tondena Distillers, Inc. (Beverages (Alcoholic)).....................      400,000        296,100
                                                                                           -----------
                                                                                               723,595
                                                                                           -----------
SINGAPORE--13.8%
  Clipsal Industries (Holdings) Ltd. (Electrical Equipment)...............
                                                                                175,000        197,371
  NatSteel Ltd. (Metal Fabricators).......................................      125,000        172,067
  Oversea-Chinese Banking Corp. Ltd. (Banks (Major Regional)).............
                                                                                 40,000        275,307
  Robinson & Co., Ltd. (Retail (Department Stores)).......................      125,000        281,958
  Singapore Airlines Ltd. (Airlines)......................................       50,000        494,511
  Singapore Press Holdings Ltd. (Publishing (Newspapers)).................
                                                                                 20,000        312,323

                                                                               SHARES         VALUE
                                                                            ------------  --------------
SINGAPORE--CONTINUED
  United Overseas Bank Ltd. (Banks (Major Regional))......................       90,200    $   589,515
                                                                                           -----------
                                                                                             2,323,052
                                                                                           -----------
SOUTH KOREA--11.0%
  H&CB (Banks (Major Regional))...........................................       10,000        234,083
  Kookmin Bank (Banks (Major Regional))...................................       20,000        254,711
  Korea Telecom Corp. (Telephone).........................................        6,000        528,436
  Pohang Iron & Steel Co., Ltd. (Iron & Steel)............................        7,250        629,471
  Seoul City Gas Co., Ltd. (Natural Gas)..................................       15,000        208,522
                                                                                           -----------
                                                                                             1,855,223
                                                                                           -----------
SRI LANKA--1.9%
  John Keells Holdings Ltd. (Beverages (Alcoholic)).......................       87,500        154,843
  National Development Bank Ltd. (Banks (Major Regional)).................
                                                                                210,000        164,576
                                                                                           -----------
                                                                                               319,419
                                                                                           -----------
TAIWAN--6.4%
  Bank Sinopac (Banks (Major Regional)) (b)...............................      515,000        331,082
  President Chain Store Corp. (Retail (Food Chains))......................       70,000        261,372
  Standard Foods Taiwan Ltd. GDR (Foods) (b)..............................       91,653        263,502
  Taiwan Secom (Services (Commercial & Consumer)).........................      146,250        222,706
                                                                                           -----------
                                                                                             1,078,662
                                                                                           -----------
THAILAND--5.6%
  BEC World Public Co., Ltd. (Entertainment)..............................       45,000        268,460
  Hana Microelectronics Public Co., Ltd. (Electronics (Component
    Distributors))........................................................       50,900        399,687
  Phatra Insurance Public Co., Ltd. (Insurance (Property-Casualty)).......
                                                                                 71,600         91,271
  Ruam Pattana Fund II (Financial (Diversified)) (b)......................    1,500,000        183,562
                                                                                           -----------
                                                                                               942,980
                                                                                           -----------
UNITED KINGDOM--4.0%
  HSBC Holdings PLC (Financial (Diversified)).............................       36,000        411,748
  HSBC Holdings PLC (Financial (Diversified)).............................        6,000         68,505
  Rowe Evans Investments Group PLC (Agricultural Products)................
                                                                                200,000        198,320
                                                                                           -----------
                                                                                               678,573
                                                                                           -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $17,406,178).........................................................    16,176,659
                                                                                           -----------
FOREIGN PREFERRED STOCKS--2.2%
SOUTH KOREA--2.2%
  Samsung Electronics (Electronics (Component Distributors))..............
                                                                                  2,500        366,596
                                                                                           -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $278,171)............................................................       366,596
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS--98.3%
  (Identified cost $17,684,349).........................................................    16,543,255
                                                                                           -----------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--1.3%
COMMERCIAL PAPER--1.3%
  FHLB Discount Notes 6.45%, 7/3/00.........................  A-1+           $      225        224,919
                                                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $224,919)............................................................       224,919
                                                                                           -----------
TOTAL INVESTMENTS --99.6%
  (Identified cost $17,909,268).........................................................    16,768,174(a)
  Cash and receivables, less liabilities--0.4%..........................................        60,502
                                                                                           -----------
NET ASSETS--100.0%......................................................................   $16,828,676
                                                                                           ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,599,145 and gross depreciation of $3,757,424 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $17,926,453.
(b)  Non-income producing.

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

          Agricultural Products..............................   1.2%
          Airlines...........................................   3.0
          Auto Parts & Equipment.............................   1.7
          Banks (Major Regional).............................  15.4
          Beverages (Alcoholic)..............................   8.0
          Chemicals (Specialty)..............................   2.2
          Distributors (Food & Health).......................   1.6
          Electric Companies.................................   1.5
          Electrical Equipment...............................   1.2
          Electronics (Component Distributors)...............   4.6
          Engineering & Construction.........................   1.8
          Entertainment......................................   1.6
          Financial (Diversified)............................   9.6
          Foods..............................................   1.6
          Homebuilding.......................................   2.0
          Insurance (Property-Casualty)......................   3.1
          Iron & Steel.......................................   3.8
          Lodging-Hotels.....................................   3.1
          Manufacturing (Diversified)........................   5.6
          Metal Fabricators..................................   1.0
          Natural Gas........................................   3.1
          Oil & Gas (Refining & Marketing)...................   2.1
          Publishing (Newspapers)............................   1.9
          Retail (Department Stores).........................   1.7
          Retail (Food Chains)...............................   1.6
          Retail (Specialty-Apparel).........................   4.1
          Services (Commercial & Consumer)...................   1.3
          Telephone..........................................   8.7
          Tobacco............................................   1.9
                                                               ----
                                                               100.0%
                                                               ====

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $17,909,268)..............................................  $  16,768,174
Cash........................................................         21,277
Foreign currency at value (Identified cost $60,618).........         60,590
Receivables
  Dividends and interest....................................         17,855
  Receivable from adviser...................................         22,951
  Fund shares sold..........................................          5,574
Prepaid expenses............................................             68
                                                              -------------
    Total assets............................................     16,896,489
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................          2,151
  Financial agent fee.......................................          6,631
  Trustees' fee.............................................          3,041
Accrued expenses............................................         55,990
                                                              -------------
    Total liabilities.......................................         67,813
                                                              -------------
NET ASSETS..................................................  $  16,828,676
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  18,092,087
  Undistributed net investment income.......................        252,587
  Accumulated net realized loss.............................       (374,866)
  Net unrealized depreciation...............................     (1,141,132)
                                                              -------------
NET ASSETS..................................................  $  16,828,676
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,963,670
                                                              =============
Net asset value and offering price per share................  $        8.57
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     371,352
  Interest..................................................         18,366
  Foreign taxes withheld....................................        (15,434)
                                                              -------------
    Total investment income.................................        374,284
                                                              -------------
EXPENSES
  Investment advisory fee...................................         89,788
  Financial agent fee.......................................         40,820
  Custodian.................................................         40,079
  Professional..............................................         14,268
  Printing..................................................         11,670
  Trustees..................................................          2,619
  Miscellaneous.............................................          5,627
                                                              -------------
    Total expenses..........................................        204,871
    Less expenses borne by investment adviser...............        (92,636)
                                                              -------------
    Net expenses............................................        112,235
                                                              -------------
NET INVESTMENT INCOME.......................................        262,049
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................      2,275,664
  Net realized gain on foreign currency transactions........         (6,523)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (3,583,549)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......            (38)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (1,314,446)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (1,052,397)
                                                              =============

                       See Notes to Financial Statements

                        PHOENIX-ABERDEEN NEW ASIA SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   6/30/00          YEAR ENDED
                                                                 (UNAUDITED)         12/31/99
                                                              -----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................     $   262,049       $   196,115
  Net realized gain (loss)..................................       2,269,141           748,664
  Net change in unrealized appreciation (depreciation)......      (3,583,587)        4,529,777
                                                                 -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      (1,052,397)        5,474,556
                                                                 -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (144,727)         (136,615)
                                                                 -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (144,727)         (136,615)
                                                                 -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,326,587 and 2,129,247
    shares, respectively)...................................      11,830,391        16,715,248
  Net asset value of shares issued from reinvestment of
    distributions (17,059 and 16,687 shares,
    respectively)...........................................         144,727           136,615
  Cost of shares repurchased (1,327,139 and 1,750,867
    shares, respectively)...................................     (11,787,699)      (13,861,863)
                                                                 -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................         187,419         2,990,000
                                                                 -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      (1,009,705)        8,327,941
NET ASSETS
  Beginning of period.......................................      17,838,381         9,510,440
                                                                 -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $252,587 AND $135,265, RESPECTIVELY)...     $16,828,676       $17,838,381
                                                                 ===========       ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS
                                                  ENDED            YEAR ENDED DECEMBER 31,             FROM INCEPTION
                                                 6/30/00    --------------------------------------       9/17/96 TO
                                               (UNAUDITED)     1999          1998          1997           12/31/96
                                               -----------  ----------     ---------     ---------     --------------
Net asset value, beginning of period.........      $9.16       $6.13          $6.44         $9.96          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............       0.13(4)     0.11(4)        0.13(4)       0.15            0.05
  Net realized and unrealized gain (loss)....      (0.65)       3.00          (0.41)        (3.36)          (0.04)
                                                 -------     -------        -------       -------         -------
    TOTAL FROM INVESTMENT OPERATIONS.........      (0.52)       3.11          (0.28)        (3.21)           0.01
                                                 -------     -------        -------       -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income.......      (0.07)      (0.08)         (0.03)        (0.15)          (0.05)
  Dividends from net realized gains..........         --          --             --         (0.01)             --
  In excess of net investment income.........         --          --             --         (0.10)             --
  Tax return of capital......................         --          --             --         (0.05)             --
                                                 -------     -------        -------       -------         -------
    TOTAL DISTRIBUTIONS......................      (0.07)      (0.08)         (0.03)        (0.31)          (0.05)
                                                 -------     -------        -------       -------         -------
CHANGE IN NET ASSET VALUE....................      (0.59)       3.03          (0.31)        (3.52)          (0.04)
                                                 -------     -------        -------       -------         -------
NET ASSET VALUE, END OF PERIOD...............      $8.57       $9.16          $6.13         $6.44         $  9.96
                                                 =======     =======        =======       =======         =======
Total return.................................      (5.74)%(3)    50.96%       (4.44)%      (32.39)%          0.16%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........    $16,829     $17,838         $9,510       $10,017         $11,585
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(1)......................       1.25%(2)     1.25%         1.25%         1.25%           1.25%(2)
  Net investment income......................       2.92%(2)     1.49%         2.09%         1.63%           2.40%(2)
Portfolio turnover rate......................         35%(3)       35%           46%           27%              2%(3)

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.28%, 2.39%, 2.50%, 2.00% and 2.87% for the periods ended June 30, 2000,
    December 31, 1999, 1998, 1997 and 1996, respectively.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                       See Notes to Financial Statements

                      PHOENIX-BANKERS TRUST DOW 30 SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                             SHARES       VALUE
                                                                            --------  --------------
COMMON STOCKS--98.2%
AEROSPACE/DEFENSE--2.2%
  Boeing Co. (The)........................................................    6,800    $   284,325
                                                                                       -----------
ALUMINUM--1.5%
  Alcoa, Inc..............................................................    6,800        197,200
                                                                                       -----------
AUTOMOBILES--3.1%
  General Motors Corp.....................................................    6,800        394,825
                                                                                       -----------
BANKS (MONEY CENTER)--5.9%
  Morgan (J.P.) & Co., Inc................................................    6,800        748,850
                                                                                       -----------
BEVERAGES (NON-ALCOHOLIC)--3.0%
  Coca-Cola Co. (The).....................................................    6,800        390,575
                                                                                       -----------
CHEMICALS--2.3%
  Du Pont (E.I.) de Nemours & Co..........................................    6,800        297,500
                                                                                       -----------
COMPUTERS (HARDWARE)--12.5%
  Hewlett-Packard Co......................................................    6,800        849,150
  International Business Machines Corp....................................    6,800        745,025
                                                                                       -----------
                                                                                         1,594,175
                                                                                       -----------
COMPUTERS (SOFTWARE & SERVICES)--4.2%
  Microsoft Corp. (b).....................................................    6,800        544,000
                                                                                       -----------
ELECTRICAL EQUIPMENT--2.8%
  General Electric Co.....................................................    6,800        360,400
                                                                                       -----------
ELECTRONICS (SEMICONDUCTORS)--7.1%
  Intel Corp..............................................................    6,800        909,075
                                                                                       -----------
ENTERTAINMENT--2.1%
  Walt Disney Co. (The)...................................................    6,800        263,925
                                                                                       -----------
FINANCIAL (DIVERSIFIED)--6.0%
  American Express Co.....................................................    6,800        354,450
  Citigroup, Inc..........................................................    6,800        409,700
                                                                                       -----------
                                                                                           764,150
                                                                                       -----------
HEALTH CARE (DIVERSIFIED)--5.4%
  Johnson & Johnson.......................................................    6,800        692,750
                                                                                       -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.1%
  Merck & Co., Inc........................................................    6,800        521,050
                                                                                       -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--3.0%
  Procter & Gamble Co. (The)..............................................    6,800        389,300
                                                                                       -----------
MACHINERY (DIVERSIFIED)--1.8%
  Caterpillar, Inc........................................................    6,800        230,350
                                                                                       -----------
MANUFACTURING (DIVERSIFIED)--9.3%
  Honeywell International, Inc............................................    6,800        229,075
  Minnesota Mining and Manufacturing Co...................................    6,800        561,000
  United Technologies Corp................................................    6,800        400,350
                                                                                       -----------
                                                                                         1,190,425
                                                                                       -----------

                                                                             SHARES       VALUE
                                                                            --------  --------------
OIL (INTERNATIONAL INTEGRATED)--4.2%
  Exxon Mobil Corp........................................................    6,800    $   534,225
                                                                                       -----------
PAPER & FOREST PRODUCTS--1.6%
  International Paper Co..................................................    6,800        202,725
                                                                                       -----------
PHOTOGRAPHY/IMAGING--3.2%
  Eastman Kodak Co........................................................    6,800        404,600
                                                                                       -----------
RESTAURANTS--1.7%
  McDonald's Corp.........................................................    6,800        223,975
                                                                                       -----------
RETAIL (BUILDING SUPPLIES)--2.7%
  Home Depot, Inc. (The)..................................................    6,800        339,575
                                                                                       -----------
RETAIL (GENERAL MERCHANDISE)--3.1%
  Wal-Mart Stores, Inc....................................................    6,800        391,850
                                                                                       -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
  AT&T Corp...............................................................    6,800        215,050
                                                                                       -----------
TELEPHONE--2.3%
  SBC Communications, Inc.................................................    6,800        294,100
                                                                                       -----------
TOBACCO--1.4%
  Philip Morris Cos., Inc.................................................    6,800        180,625
                                                                                       -----------
TOTAL COMMON STOCKS
  (Identified cost $12,930,743).....................................................    12,559,600
                                                                                       -----------
UNIT INVESTMENT TRUSTS--1.0%
  Diamonds Trust, Series I................................................    1,174        122,536
                                                                                       -----------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $123,726)........................................................       122,536
                                                                                       -----------
TOTAL LONG-TERM INVESTMENTS--99.2%
  (Identified cost $13,054,469).....................................................    12,682,136
                                                                                       -----------

                                                                STANDARD      PAR
                                                                & POOR'S     VALUE
                                                                 RATING      (000)
                                                              ------------  --------
SHORT-TERM OBLIGATIONS--0.9%
U.S. GOVERNMENT SECURITIES--0.1%
  U.S. Treasury Bill 5.75%, 09/07/00........................  AAA            $   10          9,896
                                                                                       -----------
COMMERCIAL PAPER--0.8%
  State Street Bank & Trust Co. 2.00%, 7/3/00...............  A-1+              109        109,000
                                                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $118,893)........................................................       118,896
                                                                                       -----------
TOTAL INVESTMENTS--100.1%
  (Identified cost $13,173,362).....................................................    12,801,032(a)
  Cash and receivables, less liabilities--(0.1%)....................................        (6,750)
                                                                                       -----------
NET ASSETS--100.0%..................................................................   $12,794,282
                                                                                       ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $880,820 and gross depreciation of $1,280,162 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $13,200,374.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-BANKERS TRUST DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $13,173,362)..............................................  $  12,801,032
Cash........................................................             28
Receivables
  Dividends and interest....................................         18,765
  Receivable from adviser...................................         15,569
  Fund shares sold..........................................         11,089
  Variation margin from future contracts....................            300
                                                              -------------
    Total assets............................................     12,846,783
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................          5,408
  Fund shares repurchased...................................          4,143
  Financial agent fee.......................................          6,519
  Investment advisory fee...................................          3,683
  Trustees' fee.............................................          3,041
Accrued expenses............................................         29,707
                                                              -------------
    Total liabilities.......................................         52,501
                                                              -------------
NET ASSETS..................................................  $  12,794,282
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  13,148,776
  Undistributed net investment income.......................         30,299
  Accumulated net realized loss.............................        (10,583)
  Net unrealized depreciation...............................       (374,210)
                                                              -------------
NET ASSETS..................................................  $  12,794,282
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,374,818
                                                              =============
Net asset value and offering price per share................  $        9.31
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      71,472
  Interest..................................................          3,257
                                                              -------------
    Total investment income.................................         74,729
                                                              -------------
EXPENSES
  Investment advisory fee...................................         16,754
  Financial agent fee.......................................         41,232
  Professional..............................................         16,174
  Printing..................................................          6,967
  Custodian.................................................          5,392
  Trustees..................................................          2,604
  Miscellaneous.............................................          4,552
                                                              -------------
    Total expenses..........................................         93,675
    Less expenses borne by investment adviser...............        (69,739)
                                                              -------------
    Net expenses............................................         23,936
                                                              -------------
NET INVESTMENT INCOME.......................................         50,793
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................          2,495
  Net realized loss on future contracts.....................        (13,470)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (489,706)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................       (500,681)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    (449,888)
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-BANKERS TRUST DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED       FROM INCEPTION
                                                                6/30/00       12/15/99 TO
                                                              (UNAUDITED)       12/31/99
                                                              ------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................  $    50,793     $     6,093
  Net realized gain (loss)..................................      (10,975)          4,506
  Net change in unrealized appreciation (depreciation)......     (489,706)        115,496
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (449,888)        126,095
                                                              -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................      (20,568)         (6,019)
  Net realized gains........................................       (4,114)             --
                                                              -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (24,682)         (6,019)
                                                              -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (909,851 and 501,651 shares,
    respectively)...........................................    8,480,526       5,016,781
  Net asset value of shares issued from reinvestment of
    distributions (2,665 and 590 shares, respectively)......       24,682           6,019
  Cost of shares repurchased (39,938 and 1 shares,
    respectively)...........................................     (379,224)             (8)
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    8,125,984       5,022,792
                                                              -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    7,651,414       5,142,868
NET ASSETS
  Beginning of period.......................................    5,142,868              --
                                                              -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $30,299 AND $74, RESPECTIVELY).........  $12,794,282     $ 5,142,868
                                                              ===========     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               SIX MONTHS
                                                                 ENDED       FROM INCEPTION
                                                                6/30/00       12/15/99 TO
                                                              (UNAUDITED)       12/31/99
                                                              ------------  ----------------
Net asset value, beginning of period........................  $     10.24     $     10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................         0.04            0.01
  Net realized and unrealized gain (loss)...................        (0.95)           0.24
                                                              -----------     -----------
    TOTAL FROM INVESTMENT OPERATIONS........................        (0.91)           0.25
                                                              -----------     -----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.02)          (0.01)
                                                              -----------     -----------
    TOTAL DISTRIBUTIONS.....................................        (0.02)          (0.01)
                                                              -----------     -----------
CHANGE IN NET ASSET VALUE...................................        (0.93)           0.24
                                                              -----------     -----------
NET ASSET VALUE, END OF PERIOD..............................  $      9.31     $     10.24
                                                              ===========     ===========
Total return................................................        (8.94)%(2)          2.52%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................      $12,794          $5,143
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3).....................................         0.50%(1)          0.50%(1)
  Net investment income.....................................         1.06%(1)          2.75%(1)
Portfolio turnover rate.....................................           71%(2)          1.41%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.96% and 7.81% for the periods ended June 30, 2000 and December 31, 1999, respectively.

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                              SHARES        VALUE
                                                                            ----------  --------------
COMMON STOCKS--94.9%
REAL ESTATE INVESTMENT TRUSTS--94.8%
DIVERSIFIED--7.2%
  Colonial Properties Trust...............................................      8,700    $   238,162
  Vornado Realty Trust....................................................     53,600      1,862,600
                                                                                         -----------
                                                                                           2,100,762
                                                                                         -----------
INDUSTRIAL/OFFICE--38.3%
INDUSTRIAL--12.4%
  CenterPoint Properties Corp.............................................     42,800      1,744,100
  First Industrial Realty Trust, Inc......................................     30,000        885,000
  ProLogis Trust..........................................................     47,200      1,005,950
                                                                                         -----------
                                                                                           3,635,050
                                                                                         -----------
MIXED--9.1%
  Duke-Weeks Realty Corp..................................................     43,690        977,564
  Reckson Associates Realty Corp..........................................     64,200      1,524,750
  Reckson Associates Realty Corp. Class B.................................      6,500        165,344
                                                                                         -----------
                                                                                           2,667,658
                                                                                         -----------
OFFICE--16.8%
  Alexandria Real Estate Equities, Inc....................................     10,000        343,125
  Boston Properties, Inc..................................................     50,000      1,931,250
  Mack-Cali Realty Corp...................................................     22,000        565,125
  Spieker Properties, Inc.................................................     43,700      2,064,825
                                                                                         -----------
                                                                                           4,904,325
                                                                                         -----------
TOTAL INDUSTRIAL/OFFICE...............................................................    11,207,033
                                                                                         -----------
RESIDENTIAL--28.5%
APARTMENTS--24.8%
  Apartment Investment & Management Co....................................     46,700      2,019,775
  Avalonbay Communities, Inc..............................................     33,900      1,415,325
  Equity Residential Properties Trust.....................................     26,900      1,237,400
  Essex Property Trust, Inc...............................................     43,500      1,827,000
  Smith (Charles E.) Residential Realty, Inc..............................     20,000        760,000
                                                                                         -----------
                                                                                           7,259,500
                                                                                         -----------
MANUFACTURED HOMES--3.7%
  Manufactured Home Communities, Inc......................................      8,800        210,650
  Sun Communities, Inc....................................................     26,300        879,406
                                                                                         -----------
                                                                                           1,090,056
                                                                                         -----------
TOTAL RESIDENTIAL.....................................................................     8,349,556
                                                                                         -----------

                                                                              SHARES        VALUE
                                                                            ----------  --------------
RETAIL--20.8%
REGIONAL MALLS--11.4%
  CBL & Associates Properties, Inc........................................     43,400    $ 1,082,287
  General Growth Properties, Inc..........................................     22,000        698,500
  Macerich Co. (The)......................................................     37,000        816,313
  Urban Shopping Centers, Inc.............................................     21,700        731,019
                                                                                         -----------
                                                                                           3,328,119
                                                                                         -----------
SHOPPING CENTERS--9.4%
  Chelsea GCA Realty, Inc.................................................     32,500      1,123,281
  Developers Diversified Realty Corp......................................     40,000        597,500
  Kimco Realty Corp.......................................................     25,000      1,025,000
                                                                                         -----------
                                                                                           2,745,781
                                                                                         -----------
TOTAL RETAIL..........................................................................     6,073,900
                                                                                         -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $26,045,749).......................................................    27,731,251
                                                                                         -----------
REAL ESTATE OPERATING COMPANIES--0.1%
DIVERSIFIED--0.1%
  Vornado Operating, Inc. (b).............................................      3,110         24,103
                                                                                         -----------
TOTAL REAL ESTATE OPERATING COMPANIES
  (Identified cost $24,880)...........................................................        24,103
                                                                                         -----------
TOTAL COMMON STOCKS
  (Identified cost $26,070,629).......................................................    27,755,354
                                                                                         -----------

                                                                STANDARD       PAR
                                                                & POOR'S      VALUE
                                                                 RATING       (000)
                                                              ------------  ----------
SHORT-TERM OBLIGATIONS--5.9%
COMMERCIAL PAPER--5.9%
  SBC Communications, Inc. 6.95% 7/3/00.....................  A-1+              $980         979,621
  Greenwich Funding Corp. 6.60%, 7/5/00.....................  A-1+               750         749,450
                                                                                         -----------
                                                                                           1,729,071
                                                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,729,072)........................................................     1,729,071
                                                                                         -----------
TOTAL INVESTMENTS--100.8%
  (Identified cost $27,799,701).......................................................    29,484,425(a)
  Cash and receivables, less liabilities--(0.8%)......................................      (225,448)
                                                                                         -----------
NET ASSETS--100.0%....................................................................   $29,258,977
                                                                                         ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,637,494 and gross depreciation of $952,770 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $27,799,701.
(b)  Non-income producing.

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $27,799,701)..............................................  $29,484,425
Cash........................................................       15,964
Receivables
  Dividends and interest....................................      208,750
  Fund shares sold..........................................       36,837
Prepaid expenses............................................          396
                                                              -----------
    Total assets............................................   29,746,372
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased...........................      328,020
  Fund shares repurchased...................................       86,385
  Investment advisory fee...................................       16,800
  Financial agent fee.......................................        7,610
  Trustees' fee.............................................        3,041
Accrued expenses............................................       45,539
                                                              -----------
    Total liabilities.......................................      487,395
                                                              -----------
NET ASSETS..................................................  $29,258,977
                                                              ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $30,476,021
  Undistributed net investment income.......................      187,076
  Accumulated net realized loss.............................   (3,388,628)
  Net unrealized appreciation...............................    1,984,508
                                                              -----------
NET ASSETS..................................................  $29,258,977
                                                              ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................    2,155,719
                                                              ===========
Net asset value and offering price per share................  $     13.57
                                                              ===========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   850,492
  Interest..................................................       26,006
                                                              -----------
    Total investment income.................................      876,498
                                                              -----------
EXPENSES
  Investment advisory fee...................................      102,046
  Financial agent fee.......................................       44,696
  Printing..................................................        9,442
  Professional..............................................        7,588
  Trustees..................................................        2,604
  Custodian.................................................        2,156
  Miscellaneous.............................................        2,971
                                                              -----------
    Total expenses..........................................      171,503
    Less expenses borne by investment adviser...............      (35,445)
                                                              -----------
    Net expenses............................................      136,058
                                                              -----------
NET INVESTMENT INCOME.......................................      740,440
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................       19,543
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    2,696,479
                                                              -----------
NET GAIN ON INVESTMENTS.....................................    2,716,022
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 3,456,462
                                                              ===========

                       See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00        YEAR ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     740,440   $   1,514,953
  Net realized gain (loss)..................................         19,543      (3,294,671)
  Net change in unrealized appreciation (depreciation)......      2,696,479       2,940,274
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      3,456,462       1,160,556
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (597,424)     (1,470,893)
  Net realized gains........................................             --              --
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (597,424)     (1,470,893)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (472,502 and 571,481 shares,
    respectively)...........................................      6,031,601       7,142,545
  Net asset value of shares issued from reinvestment of
    distributions (46,097 and 122,286 shares,
    respectively)...........................................        597,424       1,470,893
  Cost of shares repurchased (602,294 and 1,419,849 shares,
    respectively)...........................................     (7,578,844)    (17,361,135)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................       (949,819)     (8,747,697)
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      1,909,219      (9,058,034)
NET ASSETS
  Beginning of period.......................................     27,349,758      36,407,792
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $187,076 AND $44,060, RESPECTIVELY)....  $  29,258,977   $  27,349,758
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                            SIX MONTHS                        YEAR ENDED
                                               ENDED                         DECEMBER 31,                      FROM INCEPTION
                                              6/30/00      ------------------------------------------------      5/1/95 TO
                                            (UNAUDITED)       1999          1998         1997        1996         12/31/95
                                            -----------    ----------    ----------    --------    --------    --------------
Net asset value, beginning of period....      $ 12.21       $ 12.28       $ 16.38      $ 14.32     $ 11.33         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........         0.35          0.65          0.78         0.50        0.50            0.33
  Net realized and unrealized gain
    (loss)..............................         1.29         (0.09)        (4.20)        2.62        3.14            1.42
                                              -------       -------       -------      -------     -------         -------
    TOTAL FROM INVESTMENT OPERATIONS....         1.64          0.56         (3.42)        3.12        3.64            1.75
                                              -------       -------       -------      -------     -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................        (0.28)        (0.63)        (0.65)       (0.48)      (0.50)          (0.33)
  Dividends from net realized gains.....           --            --         (0.02)       (0.58)      (0.15)          (0.06)
  Tax return of capital.................           --            --         (0.01)          --          --           (0.03)
                                              -------       -------       -------      -------     -------         -------
    TOTAL DISTRIBUTIONS.................        (0.28)        (0.63)        (0.68)       (1.06)      (0.65)          (0.42)
                                              -------       -------       -------      -------     -------         -------
CHANGE IN NET ASSET VALUE...............         1.36         (0.07)        (4.10)        2.06        2.99            1.33
                                              -------       -------       -------      -------     -------         -------
NET ASSET VALUE, END OF PERIOD..........      $ 13.57       $ 12.21       $ 12.28      $ 16.38     $ 14.32         $ 11.33
                                              =======       =======       =======      =======     =======         =======
Total return............................        13.55%(2)      4.78%       (21.19)%      22.05%      33.09%          17.79%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...      $29,259       $27,350       $36,408      $54,659     $22,710          $8,473
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)................         1.00%(1)      1.00%         1.00%        1.00%       1.00%           1.00%(1)
  Net investment income.................         5.44%(1)      5.06%         5.07%        3.59%       4.36%           4.80%(1)
Portfolio turnover rate.................            7%(2)        28%           18%          41%         21%             10%(2)

(1) Annualized
(2) Not annualized
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.26%, 1.31%, 1.01%, 1.07%, 1.43% and 1.98% for the periods ended June 30, 2000,
    December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES          VALUE
                                                                            ------------  ----------------
COMMON STOCKS--91.2%
BANKS (MAJOR REGIONAL)--0.6%
  Wells Fargo & Co........................................................     339,100     $   13,140,125
                                                                                           --------------
BIOTECHNOLOGY--0.4%
  Amgen, Inc. (b).........................................................     135,150          9,494,287
                                                                                           --------------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.7%
  AT&T Corp.- Liberty Media Group Class A (b).............................   1,353,000         32,810,250
  Clear Channel Communications, Inc. (b)..................................     339,250         25,443,750
                                                                                           --------------
                                                                                               58,254,000
                                                                                           --------------
COMMUNICATIONS EQUIPMENT--2.3%
  Lucent Technologies, Inc................................................     403,400         23,901,450
  Sycamore Networks, Inc. (b).............................................      41,900          4,624,712
  Tellabs, Inc. (b).......................................................     306,250         20,958,984
                                                                                           --------------
                                                                                               49,485,146
                                                                                           --------------
COMPUTERS (HARDWARE)--4.1%
  Dell Computer Corp. (b).................................................     540,000         26,628,750
  Sun Microsystems, Inc. (b)..............................................     678,950         61,742,016
                                                                                           --------------
                                                                                               88,370,766
                                                                                           --------------
COMPUTERS (NETWORKING)--4.2%
  Cisco Systems, Inc. (b).................................................   1,292,350         82,144,997
  Genuity, Inc. (b).......................................................   1,073,000          9,824,656
                                                                                           --------------
                                                                                               91,969,653
                                                                                           --------------
COMPUTERS (PERIPHERALS)--3.9%
  EMC Corp. (b)...........................................................   1,087,300         83,654,144
                                                                                           --------------
COMPUTERS (SOFTWARE & SERVICES)--13.8%
  America Online, Inc. (b)................................................     475,700         25,093,175
  BEA Systems, Inc. (b)...................................................   1,020,250         50,438,609
  BMC Software, Inc. (b)..................................................     406,900         14,845,492
  Exodus Communications, Inc. (b).........................................     300,300         13,832,569
  Microsoft Corp. (b).....................................................     307,250         24,580,000
  Oracle Corp. (b)........................................................     884,200         74,328,062
  Sapient Corp. (b).......................................................      68,000          7,271,750
  Siebel Systems, Inc. (b)................................................     170,550         27,895,584
  VERITAS Software Corp. (b)..............................................     272,595         30,807,494
  Yahoo!, Inc. (b)........................................................      68,540          8,490,392
  i2 Technologies, Inc. (b)...............................................     210,560         21,954,170
                                                                                           --------------
                                                                                              299,537,297
                                                                                           --------------
ELECTRICAL EQUIPMENT--4.7%
  Flextronics International Ltd. (b)......................................     238,550         16,385,403
  General Electric Co.....................................................   1,325,700         70,262,100
  Sanmina Corp. (b).......................................................     167,650         14,334,075
                                                                                           --------------
                                                                                              100,981,578
                                                                                           --------------
ELECTRONICS (SEMICONDUCTORS)--13.7%
  Celestica, Inc. (b).....................................................     239,000         11,860,375
  Conexant Systems, Inc. (b)..............................................     340,000         16,532,500
  Intel Corp..............................................................     646,550         86,435,653
  JDS Uniphase Corp. (b)..................................................     187,720         22,502,935
  Maxim Integrated Products, Inc. (b).....................................     305,100         20,727,731
  SDL, Inc. (b)...........................................................      95,220         27,155,554
  Texas Instruments, Inc..................................................     887,100         60,932,681
  Xilinx, Inc. (b)........................................................     613,000         50,610,812
                                                                                           --------------
                                                                                              296,758,241
                                                                                           --------------
ENTERTAINMENT--2.1%
  Time Warner, Inc........................................................     374,100         28,431,600
  Viacom, Inc. Class B (b)................................................     239,729         16,346,521
                                                                                           --------------
                                                                                               44,778,121
                                                                                           --------------

                                                                               SHARES          VALUE
                                                                            ------------  ----------------
EQUIPMENT (SEMICONDUCTORS)--2.7%
  Applied Materials, Inc. (b).............................................     372,500     $   33,757,813
  KLA-Tencor Corp. (b)....................................................     203,300         11,905,756
  Teradyne, Inc. (b)......................................................     170,250         12,513,375
                                                                                           --------------
                                                                                               58,176,944
                                                                                           --------------
FINANCIAL (DIVERSIFIED)--5.1%
  American Express Co.....................................................     508,400         26,500,350
  Citigroup, Inc..........................................................   1,018,625         61,372,156
  Freddie Mac.............................................................     200,000          8,100,000
  Morgan Stanley Dean Witter & Co.........................................     170,500         14,194,125
                                                                                           --------------
                                                                                              110,166,631
                                                                                           --------------
HEALTH CARE (DIVERSIFIED)--1.5%
  Bristol-Myers Squibb Co.................................................     339,700         19,787,525
  Johnson & Johnson.......................................................     135,000         13,753,125
                                                                                           --------------
                                                                                               33,540,650
                                                                                           --------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--7.0%
  Genentech, Inc. (b).....................................................     135,930         23,379,960
  Merck & Co., Inc........................................................     406,250         31,128,906
  Pfizer, Inc.............................................................   1,854,975         89,038,800
  Pharmacia Corp..........................................................     170,439          8,809,566
                                                                                           --------------
                                                                                              152,357,232
                                                                                           --------------
HEALTH CARE (GENERIC AND OTHER)--0.4%
  ALZA Corp. (b)..........................................................     137,000          8,100,125
                                                                                           --------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.1%
  Medtronic, Inc..........................................................     472,600         23,541,388
                                                                                           --------------
INVESTMENT BANKING/BROKERAGE--0.7%
  Merrill Lynch & Co., Inc................................................     137,350         15,795,250
                                                                                           --------------
MANUFACTURING (DIVERSIFIED)--3.3%
  Tyco International Ltd..................................................   1,087,300         51,510,838
  United Technologies Corp................................................     341,200         20,088,150
                                                                                           --------------
                                                                                               71,598,988
                                                                                           --------------
MANUFACTURING (SPECIALIZED)--0.5%
  Jabil Circuit, Inc. (b).................................................     204,900         10,168,163
                                                                                           --------------
NATURAL GAS--2.7%
  Coastal Corp. (The).....................................................     614,000         37,377,250
  Enron Corp..............................................................     340,800         21,981,600
                                                                                           --------------
                                                                                               59,358,850
                                                                                           --------------
OIL & GAS (DRILLING & EQUIPMENT)--1.5%
  Halliburton Co..........................................................     271,550         12,813,766
  Schlumberger Ltd........................................................     256,750         19,159,969
                                                                                           --------------
                                                                                               31,973,735
                                                                                           --------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.8%
  Burlington Resources, Inc...............................................     307,000         11,742,750
  Unocal Corp.............................................................     816,000         27,030,000
                                                                                           --------------
                                                                                               38,772,750
                                                                                           --------------
OIL (INTERNATIONAL INTEGRATED)--1.0%
  Exxon Mobil Corp........................................................     271,650         21,341,503
                                                                                           --------------
RETAIL (BUILDING SUPPLIES)--0.9%
  Home Depot, Inc. (The)..................................................     375,800         18,766,513
                                                                                           --------------
RETAIL (DEPARTMENT STORES)--0.3%
  Kohl's Corp. (b)........................................................     130,400          7,253,500
                                                                                           --------------
RETAIL (DRUG STORES)--0.5%
  Walgreen Co.............................................................     342,000         11,008,125
                                                                                           --------------

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                                                               SHARES          VALUE
                                                                            ------------  ----------------
RETAIL (GENERAL MERCHANDISE)--1.8%
  Wal-Mart Stores, Inc....................................................     683,700     $   39,398,213
                                                                                           --------------
SERVICES (ADVERTISING/MARKETING)--0.4%
  Interpublic Group of Cos., Inc. (The)...................................     203,500          8,750,500
                                                                                           --------------
SERVICES (COMMERCIAL & CONSUMER)--0.2%
  Universal Access, Inc. (b)..............................................     152,000          3,724,000
                                                                                           --------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
  Sprint Corp. (PCS Group) (b)............................................     202,300         12,036,850
                                                                                           --------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.3%
  Qwest Communications International, Inc. (b)............................     545,000         27,079,688
  WorldCom, Inc. (b)......................................................     992,991         45,553,462
                                                                                           --------------
                                                                                               72,633,150
                                                                                           --------------
TELEPHONE--1.5%
  Bell Atlantic Corp......................................................      61,000          3,099,563
  BellSouth Corp..........................................................     205,000          8,738,125
  SBC Communications, Inc.................................................     479,000         20,716,750
                                                                                           --------------
                                                                                               32,554,438
                                                                                           --------------
TOTAL COMMON STOCKS
  (Identified cost $1,227,092,364)......................................................    1,977,440,856
                                                                                           --------------
FOREIGN COMMON STOCKS--2.8%
COMMUNICATIONS EQUIPMENT--2.4%
  Nokia Oyj Sponsored ADR (Finland).......................................     408,600         20,404,463
  Nortel Networks Corp. (Canada)..........................................     443,250         30,251,812
                                                                                           --------------
                                                                                               50,656,275
                                                                                           --------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
  Global Crossing Ltd. (Bermuda) (b)......................................     338,300          8,901,519
                                                                                           --------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $54,152,417).........................................................       59,557,794
                                                                                           --------------
TOTAL LONG-TERM INVESTMENTS--94.0%
  (Identified cost $1,281,244,781)......................................................    2,036,998,650
                                                                                           --------------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--5.6%
CERTIFICATES OF DEPOSIT--0.1%
  ABN AMRO Bank 5.75%, 7/3/00...............................  AA             $   2,500          2,500,000
                                                                                           --------------
COMMERCIAL PAPER--5.3%
  Bavaria Universal Funding Corp. 6.61%, 7/5/00.............  A-1                9,545          9,537,990
                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)           VALUE
                                                              ------------  ------------  ----------------
COMMERCIAL PAPER--CONTINUED
  Asset Securitization Cooperative Corp. 6.60%, 7/6/00......  A-1+           $   2,405     $    2,402,795
  Greenwich Funding Corp. 6.62%, 7/6/00.....................  A-1+               2,638          2,635,575
  AT&T Corp. 6.56%, 7/10/00.................................  A-1+              10,000          9,983,600
  Marsh USA, Inc.. 6.80%, 7/10/00...........................  A-1+               4,610          4,602,163
  Alcoa, Inc. 6.53%, 7/13/00................................  A-1                7,315          7,299,078
  Kimberly-Clark Corp. 6.52%, 7/14/00.......................  A-1+               2,305          2,299,573
  Private Export Funding Corp. 6.52%, 7/14/00...............  A-1+               6,705          6,689,213
  Honeywell International 6.61%, 7/17/00....................  A-1               10,000          9,970,622
  Gannett Co., Inc. 6.55%, 7/18/00..........................  A-1+               3,755          3,743,386
  General Electric Capital Corp.............................                     3,800          3,788,246
  Exxon Imperial U.S., Inc. 6.70%, 7/19/00..................  A-1+               7,500          7,474,875
  Dupont (E.I) de Neumours & Co. 6.50%, 7/20/00.............  A-1+              11,500         11,460,549
  National Rural Utility Cooperative Finance Corp. 6.55%,
    7/20/00.................................................  A-1                7,810          7,783,001
  Potomac Electric Power Co. 6.55%, 7/27/00.................  A-1                5,000          4,976,347
  General Electric Capital Corp. 6.55%, 8/14/00.............  A-1+               5,980          5,932,419
  Wisconsin Electric Power Co. 6.57%, 8/15/00...............  A-1+               5,000          4,958,938
  Receivables Capital Corp. 6.65%, 8/25/00..................  A-1+               5,000          4,949,201
  Preferred Receivables Funding Corp. 6.17%, 9/14/00........  A-1                3,500          3,453,230
  Enterprise Funding Corp. 6.69%, 12/7/00...................  A-1+                 594            576,773
                                                                                           --------------
                                                                                              114,517,574
                                                                                           --------------
FEDERAL AGENCY SECURITIES--VARIABLE--0.2%
  FHLB 6.144%, 7/5/00 (final maturity 10/26/00) (c).........  NR                 5,000          4,997,180
                                                                                           --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $122,018,733)........................................................      122,014,754
                                                                                           --------------
TOTAL INVESTMENTS--99.6%
  (Identified cost $1,403,263,514)......................................................    2,159,013,404(a)
  Cash and receivables, less liabilities--0.4%..........................................        8,827,746
                                                                                           --------------
NET ASSETS--100.0%......................................................................   $2,167,841,150
                                                                                           ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $795,235,537 and gross depreciation of $44,279,207 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $1,408,057,074.
(b)  Non-income producing.
(c) Variable rate demand note. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $1,403,263,514)...........................................  $ 2,159,013,404
Cash........................................................        6,399,713
Receivables
  Investment securities sold................................       44,050,142
  Interest and dividends....................................          641,969
  Fund shares sold..........................................          332,621
Prepaid expenses............................................           18,451
                                                              ---------------
    Total assets............................................    2,210,456,300
                                                              ---------------
LIABILITIES
Payables
  Investment securities purchased...........................       40,180,811
  Fund shares repurchased...................................          940,548
  Investment advisory fee...................................        1,098,761
  Financial agent fee.......................................           49,262
  Trustees' fee.............................................            3,041
Accrued expenses............................................          342,727
                                                              ---------------
    Total liabilities.......................................       42,615,150
                                                              ---------------
NET ASSETS..................................................  $ 2,167,841,150
                                                              ===============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 1,325,551,931
  Undistributed net investment income.......................           77,025
  Accumulated net realized gain.............................       86,462,304
  Net unrealized appreciation...............................      755,749,890
                                                              ---------------
NET ASSETS..................................................  $ 2,167,841,150
                                                              ===============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................       77,897,249
                                                              ===============
Net asset value and offering price per share................  $         27.83
                                                              ===============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   3,864,026
  Dividends.................................................      3,669,999
  Foreign taxes withheld....................................        (13,265)
                                                              -------------
    Total investment income.................................      7,520,760
                                                              -------------
EXPENSES
  Investment advisory fee...................................      6,752,692
  Financial agent fee.......................................        301,050
  Custodian.................................................        113,827
  Printing..................................................         70,904
  Professional..............................................         30,767
  Trustees..................................................          2,604
  Miscellaneous.............................................         21,390
                                                              -------------
    Total expenses..........................................      7,293,234
                                                              -------------
NET INVESTMENT INCOME.......................................        227,526
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     84,216,704
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (65,429,783)
                                                              -------------
NET GAIN ON INVESTMENTS.....................................     18,786,921
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  19,014,447
                                                              =============

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                           ENDED
                                                                                          6/30/00        YEAR ENDED
                                                                                        (UNAUDITED)       12/31/99
                                                                                       --------------  --------------
FROM OPERATIONS
  Net investment income (loss).......................................................  $      227,526  $    2,121,183
  Net realized gain (loss)...........................................................      84,216,704     220,161,925
  Net change in unrealized appreciation (depreciation)...............................     (65,429,783)    305,492,893
                                                                                       --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................      19,014,447     527,776,001
                                                                                       --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..............................................................        (150,501)     (3,406,384)
  Net realized capital gains.........................................................     (72,992,850)   (172,333,179)
  In excess of net investment income.................................................              --      (1,142,985)
                                                                                       --------------  --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTION TO SHAREHOLDERS...........................     (73,143,351)   (176,882,548)
                                                                                       --------------  --------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (4,298,292 and 10,765,692 shares, respectively)......     122,678,666     269,095,856
  Net asset value of shares issued from reinvestment of distributions (2,675,667 and
    6,349,314 shares, respectively)..................................................      73,143,351     176,882,547
  Cost of shares repurchased (8,490,029 and 16,111,408 shares, respectively).........    (242,941,872)   (405,221,233)
  Capital contribution from Adviser (See Note 3).....................................              --       1,142,985
                                                                                       --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS..........................     (47,119,855)     41,900,155
                                                                                       --------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS..............................................    (101,248,759)    392,793,608
NET ASSETS
  Beginning of period................................................................   2,269,089,909   1,876,296,301
                                                                                       --------------  --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $77,025 AND
    $0, RESPECTIVELY)................................................................  $2,167,841,150  $2,269,089,909
                                                                                       ==============  ==============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS
                                         ENDED                      YEAR ENDED DECEMBER 31,
                                        6/30/00    ----------------------------------------------------------
                                      (UNAUDITED)     1999         1998        1997        1996        1995
                                      -----------  ----------    --------    --------    --------    --------
Net asset value, beginning of
  period............................    $ 28.57     $ 23.93      $ 19.16     $ 18.89     $ 18.13     $ 15.69
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......         --        0.03         0.03        0.13        0.19        0.20
  Net realized and unrealized gain
    (loss)..........................       0.23        6.97         5.65        3.70        2.10        4.60
                                        -------     -------      -------     -------     -------     -------
    TOTAL FROM INVESTMENT
      OPERATIONS....................       0.23        7.00         5.68        3.83        2.29        4.80
                                        -------     -------      -------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................         --       (0.05)       (0.03)      (0.13)      (0.18)      (0.17)
  Dividends from net realized
    gains...........................      (0.97)      (2.31)       (0.88)      (3.43)      (1.35)      (2.19)
  In excess of net investment
    income..........................         --       (0.01)          --          --          --          --
                                        -------     -------      -------     -------     -------     -------
    TOTAL DISTRIBUTIONS.............      (0.97)      (2.37)       (0.91)      (3.56)      (1.53)      (2.36)
                                        -------     -------      -------     -------     -------     -------
  Capital contribution from
    Adviser.........................         --        0.01           --          --          --          --
                                        -------     -------      -------     -------     -------     -------
CHANGE IN NET ASSET VALUE...........      (0.74)       4.64         4.77        0.27        0.76        2.44
                                        -------     -------      -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD......    $ 27.83     $ 28.57      $ 23.93     $ 19.16     $ 18.89     $ 18.13
                                        =======     =======      =======     =======     =======     =======
Total return........................       0.86%(3)    29.67%      30.01%      21.07%      12.58%      30.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................  $2,167,841   $2,269,090    $1,876,296  $1,505,568  $1,235,395  $985,389
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses................       0.67%(2)     0.68%       0.69%       0.74%       0.72%       0.75%(1)
  Net investment income.............       0.02%(2)     0.11%       0.15%       0.64%       1.03%       1.12%
Portfolio turnover rate.............         50%(3)      106%        102%        284%        167%        173%

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(2) Annualized

(3) Not annualized

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY-FIFTY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--90.2%
COMMUNICATIONS EQUIPMENT--7.6%
  Lucent Technologies, Inc................................................      56,950     $ 3,374,287
  Motorola, Inc...........................................................      51,800       1,505,437
  Tellabs, Inc. (b).......................................................      23,550       1,611,703
                                                                                           -----------
                                                                                             6,491,427
                                                                                           -----------
COMPUTERS (HARDWARE)--3.9%
  Dell Computer Corp. (b).................................................      24,500       1,208,156
  Sun Microsystems, Inc. (b)..............................................      23,540       2,140,669
                                                                                           -----------
                                                                                             3,348,825
                                                                                           -----------
COMPUTERS (NETWORKING)--4.1%
  Cisco Systems, Inc. (b).................................................      55,620       3,535,346
                                                                                           -----------
COMPUTERS (PERIPHERALS)--5.1%
  EMC Corp. (b)...........................................................      56,080       4,314,655
                                                                                           -----------
COMPUTERS (SOFTWARE & SERVICES)--8.7%
  America Online, Inc. (b)................................................      28,510       1,503,902
  BEA Systems, Inc. (b)...................................................      59,350       2,934,116
  Microsoft Corp. (b).....................................................       9,830         786,400
  Oracle Corp. (b)........................................................      11,580         973,444
  VERITAS Software Corp. (b)..............................................       8,100         915,427
  eBay, Inc. (b)..........................................................       5,600         304,150
                                                                                           -----------
                                                                                             7,417,439
                                                                                           -----------
ELECTRONICS (SEMICONDUCTORS)--12.7%
  Intel Corp..............................................................      27,160       3,630,952
  JDS Uniphase Corp. (b)..................................................      11,710       1,403,736
  Maxim Integrated Products, Inc. (b).....................................      15,810       1,074,092
  Texas Instruments, Inc..................................................      55,620       3,820,399
  Xilinx, Inc. (b)........................................................      11,550         953,597
                                                                                           -----------
                                                                                            10,882,776
                                                                                           -----------
ENTERTAINMENT--2.5%
  Time Warner, Inc........................................................      10,010         760,760
  Viacom, Inc. Class B (b)................................................       8,140         555,046
  Walt Disney Co. (The)...................................................      20,600         799,537
                                                                                           -----------
                                                                                             2,115,343
                                                                                           -----------
EQUIPMENT (SEMICONDUCTORS)--1.0%
  Applied Materials, Inc. (b).............................................       9,090         823,781
                                                                                           -----------
FINANCIAL (DIVERSIFIED)--5.6%
  American Express Co.....................................................      35,460       1,848,352
  Citigroup, Inc..........................................................      34,650       2,087,662
  Morgan Stanley Dean Witter & Co.........................................       9,990         831,668
                                                                                           -----------
                                                                                             4,767,682
                                                                                           -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--12.1%
  Genentech, Inc. (b).....................................................      16,260       2,796,720
  Merck & Co., Inc........................................................      11,700         896,513
  Pfizer, Inc.............................................................     107,033       5,137,560
  Pharmacia Corp..........................................................      29,560       1,527,883
                                                                                           -----------
                                                                                            10,358,676
                                                                                           -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--4.4%
  Guidant Corp. (b).......................................................      25,720       1,273,140
  Medtronic, Inc..........................................................      49,620       2,471,696
                                                                                           -----------
                                                                                             3,744,836
                                                                                           -----------
INVESTMENT BANKING/BROKERAGE--2.4%
  Merrill Lynch & Co., Inc................................................       8,270         951,050
  Schwab (Charles) Corp. (The)............................................      32,300       1,086,088
                                                                                           -----------
                                                                                             2,037,138
                                                                                           -----------
NATURAL GAS--0.5%
  Enron Corp..............................................................       6,000         387,000
                                                                                           -----------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
RAILROADS--3.7%
  Kansas City Southern Industries, Inc....................................      35,310     $ 3,131,556
                                                                                           -----------
RESTAURANTS--1.1%
  Starbucks Corp. (b).....................................................      25,000         954,688
                                                                                           -----------
RETAIL (BUILDING SUPPLIES)--2.0%
  Home Depot, Inc. (The)..................................................      34,340       1,714,854
                                                                                           -----------
RETAIL (FOOD CHAINS)--2.0%
  Safeway, Inc. (b).......................................................      38,320       1,729,190
                                                                                           -----------
RETAIL (GENERAL MERCHANDISE)--3.2%
  Costco Wholesale Corp. (b)..............................................      30,840       1,017,720
  Wal-Mart Stores, Inc....................................................      30,050       1,731,631
                                                                                           -----------
                                                                                             2,749,351
                                                                                           -----------
RETAIL (SPECIALTY)--0.9%
  Bed Bath & Beyond, Inc. (b).............................................      21,080         764,150
                                                                                           -----------
SERVICES (ADVERTISING/MARKETING)--0.9%
  Interpublic Group of Cos., Inc. (The)...................................      18,420         792,060
                                                                                           -----------
SERVICES (COMPUTER SYSTEMS)--2.6%
  Electronic Data Systems Corp............................................      54,680       2,255,550
                                                                                           -----------
SERVICES (DATA PROCESSING)--0.1%
  Automatic Data Processing, Inc..........................................       1,600          85,700
                                                                                           -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
  AT&T Wireless Group (b).................................................      30,850         859,944
                                                                                           -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
  WorldCom, Inc. (b)......................................................      20,240         928,510
                                                                                           -----------
TRUCKERS--1.0%
  United Parcel Service, Inc. Class B.....................................      14,170         836,030
                                                                                           -----------
TOTAL COMMON STOCKS
  (Identified cost $58,873,614).........................................................    77,026,507
                                                                                           -----------
FOREIGN COMMON STOCKS--3.1%
COMMUNICATIONS EQUIPMENT--3.1%
  Nokia Oyj ADR...........................................................      50,500       2,521,844
  Nortel Networks Corp. (Canada)..........................................       1,500         102,375
                                                                                           -----------
                                                                                             2,624,219
                                                                                           -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,586,142)..........................................................     2,624,219
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS--93.3%
  (Identified cost $61,459,756).........................................................    79,650,726
                                                                                           -----------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--7.0%
COMMERCIAL PAPER--7.0%
  Koch Industries, Inc. 6.89%, 7/3/00.......................  A-1+            $    845         844,676
  Coca-Cola Co. 6.65%, 7/5/00...............................  A-1                  250         249,815
  Albertson's, Inc. 6.60%, 7/6/00...........................  A-1                2,000       1,998,167
  Campbell Soup Co. 6.70%, 7/6/00...........................  A-1+                 180         179,832
  Preferred Receivables Funding Corp. 6.90%, 7/6/00.........  A-1                  757         756,275
  Marsh USA, Inc. 6.65%, 7/10/00............................  A-1+               2,000       1,996,675
                                                                                           -----------
                                                                                             6,025,440
                                                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $6,025,442)..........................................................     6,025,440
                                                                                           -----------
TOTAL INVESTMENTS--100.3%
  (Identified cost $67,485,198).........................................................    85,676,166(a)
  Cash and receivables, less liabilities--(0.3%)........................................      (251,151)
                                                                                           -----------
NET ASSETS--100.0%......................................................................   $85,425,015
                                                                                           ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,346,962 and gross depreciation of $2,486,022 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $67,815,226.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $67,485,198)..............................................  $  85,676,166
Cash........................................................          3,826
Receivables
  Fund shares sold..........................................         80,663
  Dividends and interest....................................          9,663
Prepaid expenses............................................            117
                                                              -------------
    Total assets............................................     85,770,435
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        185,768
  Fund shares repurchased...................................         61,546
  Investment advisory fee...................................         27,087
  Financial agent fee.......................................         11,181
  Trustees' fee.............................................          3,041
Accrued expenses............................................         56,797
                                                              -------------
    Total liabilities.......................................        345,420
                                                              -------------
NET ASSETS..................................................  $  85,425,015
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  69,294,012
  Undistributed net investment loss.........................       (136,054)
  Accumulated net realized loss.............................     (1,923,911)
  Net unrealized appreciation...............................     18,190,968
                                                              -------------
NET ASSETS..................................................  $  85,425,015
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      5,008,884
                                                              =============
Net asset value and offering price per share................  $       17.05
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     105,040
  Interest..................................................        157,251
                                                              -------------
    Total investment income.................................        262,291
                                                              -------------
EXPENSES
  Investment advisory fee...................................        341,380
  Financial agent fee.......................................         63,864
  Printing..................................................         17,220
  Custodian.................................................         15,532
  Professional..............................................         12,081
  Trustees..................................................          2,604
  Miscellaneous.............................................          1,984
                                                              -------------
    Total expenses..........................................        454,665
    Less expense borne by investment adviser................        (56,320)
                                                              -------------
    Net expenses............................................        398,345
                                                              -------------
NET INVESTMENT LOSS.........................................       (136,054)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................       (848,500)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      2,873,149
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      2,024,649
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   1,888,595
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-ENGEMANN NIFTY FIFTY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED              YEAR
                                                                  6/30/00            ENDED
                                                                (UNAUDITED)         12/31/99
                                                              ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................    $  (136,054)      $   (42,143)
  Net realized gain (loss)..................................       (848,500)         (831,282)
  Net change in unrealized appreciation (depreciation)......      2,873,149        13,019,938
                                                                -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      1,888,595        12,146,513
                                                                -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................             --                --
  In excess of net investment income........................             --                --
                                                                -----------       -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................             --                --
                                                                -----------       -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,824,113 and 4,311,541
    shares, respectively)...................................     30,509,278        60,115,343
  Net asset value of shares issued from reinvestment of
    distributions (0 and 0 shares, respectively)............             --                --
  Cost of shares repurchased (743,642 and 1,425,320 shares,
    respectively)...........................................    (12,493,159)      (19,895,037)
                                                                -----------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     18,016,119        40,220,306
                                                                -----------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     19,904,714        52,366,819
NET ASSETS
  Beginning of period.......................................     65,520,301        13,153,482
                                                                -----------       -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($136,054) AND $0, RESPECTIVELY).......    $85,425,015       $65,520,301
                                                                ===========       ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      SIX MONTHS                   FROM
                                         ENDED        YEAR       INCEPTION
                                        6/30/00      ENDED       3/2/98 TO
                                      (UNAUDITED)   12/31/99     12/31/98
                                      -----------  ----------    ---------
Net asset value, beginning of
  period............................   $  16.68     $  12.62     $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......      (0.03)          --         0.01(4)
  Net realized and unrealized gain
    (loss)..........................       0.40         4.06         2.62
                                       --------     --------     --------
    TOTAL FROM INVESTMENT
     OPERATIONS.....................       0.37         4.06         2.63
                                       --------     --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................         --           --        (0.01)
                                       --------     --------     --------
    TOTAL DISTRIBUTIONS.............         --           --        (0.01)
                                       --------     --------     --------
CHANGE IN NET ASSET VALUE...........       0.37         4.06         2.62
                                       --------     --------     --------
NET ASSET VALUE, END OF PERIOD......   $  17.05     $  16.68     $  12.62
                                       ========     ========     ========
Total return........................       2.26%(2)     32.15%      26.26%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................    $85,425      $65,520      $13,153
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3).............       1.05%(1)      1.05%       1.05%(1)
  Net investment income.............      (0.36)%(1)     (0.12)%     0.07%(1)
Portfolio turnover rate.............         53%(2)        40%         90%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.43% and 2.58% for the periods ended June 30, 2000, December 31, 1999 and 1998, respectively.
(4) Computed using average shares outstanding.

                       See Notes to Financial Statements

                 PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                STANDARD     PAR
                                                                & POOR'S    VALUE
                                                                 RATING     (000)       VALUE
                                                              ------------  ------  --------------
U.S. GOVERNMENT SECURITIES--81.8%
U.S. TREASURY BONDS--81.8%
  U.S. Treasury Bonds 11.25%, 2/15/15.......................  AAA            $450     $  662,344
  U.S. Treasury Bonds 9.25%, 2/15/16........................  AAA            400         518,250
  U.S. Treasury Bonds 8.75%, 5/15/17........................  AAA            400         502,750
  U.S. Treasury Bonds 9.125%, 5/15/18.......................  AAA            400         521,875
  U.S. Treasury Bonds 8.875%, 2/15/19.......................  AAA            400         513,750
  U.S. Treasury Bonds 8.125%, 8/15/19.......................  AAA            400         482,500
  U.S. Treasury Bonds 8.50%, 2/15/20........................  AAA            450         563,203
  U.S. Treasury Bonds 8.75%, 5/15/20........................  AAA            625         800,585
  U.S. Treasury Bonds 8.75%, 8/15/20........................  AAA            500         641,406
  U.S. Treasury Bonds 6%, 2/15/26...........................  AAA            200         195,500
  U.S. Treasury Bonds 6.125%, 8/15/29.......................  AAA            275         277,990
                                                                                      ----------
                                                                                       5,680,153
                                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $5,482,358)....................................................     5,680,153
                                                                                      ----------
AGENCY MORTGAGE-BACKED SECURITIES--10.4%
  Freddie Mac 6.75%, 9/15/29................................  AAA            750         717,190
                                                                                      ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $723,856)......................................................       717,190
                                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--92.2%
  (Identified cost $6,206,214)....................................................     6,397,343
                                                                                      ----------

                                                                             PAR
                                                                            VALUE
                                                                            (000)       VALUE
                                                                            ------  --------------
SHORT-TERM OBLIGATIONS--6.1%
REPURCHASE AGREEMENT--6.1%
  Toronto Dominion Bank repurchase agreement 6.62%, dated
    6/30/00 due 7/3/00, repurchase price $425,078
    collateralized by U.S. Treasury Bonds 8.875% - 11.25%,
    2/15/15 - 8/15/17, U.S. Treasury Note 6.125%, 8/15/07
    and U.S. Treasury Inflationary Notes 3.375% - 3.625%,
    7/15/02 - 1/15/08, market value $433,500 (b)............                 $425     $  425,000
                                                                                      ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $425,000)......................................................       425,000
                                                                                      ----------
TOTAL INVESTMENTS--98.3%
  (Identified cost $6,631,214)....................................................     6,822,343(a)
  Cash and receivables, less liabilities--1.7%....................................       121,374
                                                                                      ----------
NET ASSETS--100.0%................................................................    $6,943,717
                                                                                      ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $197,794 and gross depreciation of $6,666 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $6,631,215.
(b) The repurchase agreement is fully collateralized by U.S. Treasury Securities based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account.

                       See Notes to Financial Statements

                 PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $6,631,214)...............................................  $   6,822,343
Cash........................................................          3,112
Receivables
  Dividends and Interest....................................        131,231
  Receivable from adviser...................................         23,911
  Fund shares sold..........................................          2,239
                                                              -------------
    Total assets............................................      6,982,836
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................            531
  Financial agent fee.......................................          6,570
  Trustees' fee.............................................          3,041
Accrued expenses............................................         28,977
                                                              -------------
    Total liabilities.......................................         39,119
                                                              -------------
NET ASSETS..................................................  $   6,943,717
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   6,720,253
  Undistributed net investment income.......................         32,261
  Accumulated net realized gain.............................             74
  Net unrealized appreciation...............................        191,129
                                                              -------------
NET ASSETS..................................................  $   6,943,717
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................        669,478
                                                              =============
Net asset value and offering price per share................         $10.37
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     212,179
                                                              -------------
    Total investment income.................................        212,179
                                                              -------------
EXPENSES
  Investment advisory fee...................................         18,378
  Financial agent fee.......................................         39,226
  Professional..............................................         16,588
  Printing..................................................          8,432
  Custodian.................................................          4,335
  Trustees..................................................          2,604
  Miscellaneous.............................................          4,227
                                                              -------------
    Total expenses..........................................         93,790
    Less expenses borne by investment adviser...............        (70,812)
                                                              -------------
    Net expenses............................................         22,978
                                                              -------------
NET INVESTMENT INCOME.......................................        189,201
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................             74
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        279,165
                                                              -------------
NET GAIN ON INVESTMENTS.....................................        279,239
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     468,440
                                                              =============

                       See Notes to Financial Statements

                 PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED      FROM INCEPTION
                                                                6/30/00      12/15/99 TO
                                                              (UNAUDITED)      12/31/99
                                                              ------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   189,201     $    14,343
  Net realized gain (loss)..................................           74              --
  Net change in unrealized appreciation (depreciation)......      279,165         (88,036)
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      468,440         (73,693)
                                                              -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (156,967)        (14,316)
  Net realized gains........................................           --              --
                                                              -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (156,967)        (14,316)
                                                              -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (166,562 and 515,209 shares,
    respectively)...........................................    1,696,600       5,149,929
  Net asset value of shares issued from reinvestment of
    distributions(15,111 and 1,451 shares, respectively)....      156,967          14,316
  Cost of shares repurchased (28,855 and 0 shares,
    respectively)...........................................     (297,559)             --
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    1,556,008       5,164,245
                                                              -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    1,867,481       5,076,236
NET ASSETS
  Beginning of period.......................................    5,076,236              --
                                                              -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $32,261 AND $27, RESPECTIVELY).........  $ 6,943,717     $ 5,076,236
                                                              ===========     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                     SIX MONTHS
                                        ENDED     FROM INCEPTION
                                       6/30/00     12/15/99 TO
                                     (UNAUDITED)     12/31/99
                                     -----------  --------------
Net asset value, beginning of
  period...........................     $  9.83       $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....        0.29         0.03
  Net realized and unrealized gain
    (loss).........................        0.49        (0.17)
                                        -------       ------
    TOTAL FROM INVESTMENT
     OPERATIONS....................        0.78        (0.14)
                                        -------       ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................       (0.24)       (0.03)
                                        -------       ------
    TOTAL DISTRIBUTIONS............       (0.24)       (0.03)
                                        -------       ------
CHANGE IN NET ASSET VALUE..........        0.54        (0.17)
                                        -------       ------
NET ASSET VALUE, END OF PERIOD.....     $ 10.37       $ 9.83
                                        =======       ======
Total return.......................        8.00%(2)      (1.47)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................      $6,944       $5,076
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)............        0.75%(1)       0.75%(1)
  Net investment income............        6.18%(1)       6.61%(1)
Portfolio turnover rate............           1%(2)          0%(2)

(1) Annualized
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.06% and 8.21% for the periods ended June 30, 2000 and December 31, 1999, respectively.

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 FACE
VALUE                                                    INTEREST   RESET
(000)                      DESCRIPTION                     RATE      DATE       VALUE
------    ---------------------------------------------  --------  --------  ------------
FEDERAL AGENCY SECURITIES--VARIABLE(B)--21.7%
$  210    SBA (final maturity 1/25/21).................    7.00%     7/1/00  $    209,891
 1,353    SBA (final maturity 10/25/22)................    6.50      7/1/00     1,350,024
 3,082    SBA (final maturity 11/25/21)................    6.63      7/1/00     3,080,427
 2,136    SBA (final maturity 2/25/23).................    6.50      7/1/00     2,135,693
 1,380    SBA (final maturity 2/25/23).................    6.50      7/1/00     1,380,283
 2,353    SBA (final maturity 3/25/24).................    6.88      7/1/00     2,349,671
   178    SBA (final maturity 5/25/21).................    6.50      7/1/00       178,205
 2,710    SBA (final maturity 9/25/23).................    6.38      7/1/00     2,705,993
 2,500    FHLB (final maturity 10/12/00)...............    6.14      7/5/00     2,500,000
 2,500    FHLB (final maturity 10/12/00)...............    6.14      7/5/00     2,499,740
 5,000    FHLB (final maturity 7/31/00)................    6.23      7/5/00     5,000,215
 2,500    FHLB (final maturity 7/14/00)................    5.71     7/14/00     2,499,650
 4,500    FFCC (final maturity 7/24/00)................    6.79     7/24/00     4,500,000
 2,500    FHLB (final maturity 3/1/01).................    6.72      9/1/00     2,499,480
                                                                             ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE..................................    32,889,272
                                                                             ------------

                                                  STANDARD
                                                  & POOR'S           MATURITY
                                                   RATING              DATE
                                                 -----------         --------
COMMERCIAL PAPER--75.0%
 2,105    Asset Securitization Cooperative
          Corp.................................  A-1+         6.95    7/3/00     2,104,187
 2,000    Greenwich Asset Funding Corp.........  A-1+         6.80    7/3/00     1,999,244
 2,000    Ford Motor Credit Co.................  A-1          6.55    7/5/00     1,998,544
   618    Greenwich Funding Corp...............  A-1+         6.50    7/5/00       617,554
 1,070    Heinz (H.J) Co.......................  A-1          6.51    7/5/00     1,069,226
 4,555    Koch Industries, Inc.................  A-1+         7.00    7/5/00     4,551,457
 2,500    Goldman Sachs & Co...................  A-1+         6.65    7/6/00     2,497,691
 3,315    Alcoa, Inc...........................  A-1          6.50    7/7/00     3,311,409
 2,900    Dupont (E.I.) Denemours & Co.........  A-1+         6.52    7/7/00     2,896,849
 2,500    Bavaria Universal Funding Corp.......  A-1          5.97   7/10/00     2,496,269
 1,000    Ford Motor Credit Co.................  A-1+         6.70   7/10/00       998,325
 2,500    Lexington Parker Capital Co. LLC.....  A-1          6.80   7/10/00     2,495,750
 2,000    Marsh USA, Inc.......................  A-1+         6.80   7/10/00     1,996,600
 2,750    Ford Motor Credit Co.................  A-1          6.60   7/11/00     2,744,958
 2,375    Wisconsin Electric Power Co..........  A-1+         6.52   7/11/00     2,370,699
 1,150    Associates Corporation of North
          America..............................  A-1+         6.60   7/12/00     1,147,681
 1,100    SBC Communications, Inc..............  A-1+         6.55   7/12/00     1,097,798
 2,300    General Electric Capital Corp........  A-1+         6.70   7/13/00     2,294,863
 3,795    Private Export Funding Corp..........  A-1+         6.52   7/14/00     3,786,065
 2,490    Donnelley (R.R.) & Sons Co...........  A-1          6.50   7/17/00     2,482,807
 1,265    Honeywell International..............  A-1          6.55   7/17/00     1,261,317
 2,500    Honeywell International..............  A-1          6.61   7/17/00     2,492,656
 2,690    Lexington Parker Capital Co. LLC.....  A-1          6.60   7/17/00     2,682,109
 3,500    Exxon Imperial U.S., Inc.............  A-1+         6.70   7/19/00     3,488,275
 2,188    Enterprise Funding Corp..............  A-1+         6.30   7/20/00     2,180,725
 2,500    National Rural Utility Cooperative
          Finance Corp.........................  A-1          6.55   7/20/00     2,491,358
 2,500    Preferred Receivables Funding
          Corp.................................  A-1          6.00   7/20/00     2,492,083
 2,393    Greenwich Asset Funding Corp.........  A-1+         6.70   7/21/00     2,384,093
 2,125    SBC Communications, Inc..............  A-1+         6.60   7/21/00     2,117,208
 1,240    Wisconsin Electric Power Co..........  A-1+         6.55   7/21/00     1,235,488
 2,500    Donnelley (R.R.) & Sons Co...........  A-1          6.55   7/25/00     2,489,083
 1,500    General Electric Capital Corp........  A-1+         6.58   7/25/00     1,493,420
 2,500    Vermont American Corp................  A-1+         6.60   7/25/00     2,489,000
 2,500    Potomac Electric Power Co............  A-1          6.55   7/27/00     2,488,174
 2,865    Donnelley (R.R.) & Sons Co...........  A-1          6.62   7/28/00     2,850,775
 2,739    Potomac Electric Power Co............  A-1          6.60   7/28/00     2,725,442
 2,410    Special Purpose Accounts Receivable
          Cooperative Corp.....................  A-1          6.60    8/3/00     2,395,419
 2,500    Potomac Electric Power Co............  A-1          6.62    8/4/00     2,484,369
 1,000    Associates Corporation of North
          America..............................  A-1+         6.60    8/7/00       993,217
 3,366    Enterprise Funding Corp..............  A-1+         6.62    8/7/00     3,343,098

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

 FACE                                             STANDARD
VALUE                                             & POOR'S    INTEREST  MATURITY
(000)                  DESCRIPTION                 RATING       RATE      DATE       VALUE
------    -------------------------------------  -----------  --------  --------  -----------
COMMERCIAL PAPER--CONTINUED
$2,500    Greenwich Asset Funding Corp.........  A-1+           6.62%   8/11/00   $ 2,481,151
 2,500    General Electric Capital Corp........  A-1+           6.55    8/14/00     2,479,986
 2,500    Receivables Capital Corp.............  A-1+           6.65    8/25/00     2,474,601
 3,000    Preferred Receivables Funding
          Corp.................................  A-1            6.17    9/14/00     2,961,437
 2,500    Bavaria Universal Funding Corp.......  A-1            6.16    9/15/00     2,467,489
 2,500    Alcoa, Inc...........................  A-1            6.70    9/21/00     2,461,847
 2,000    Preferred Receivables Funding
          Corp.................................  A-1            6.19    9/21/00     1,971,801
 2,500    SBC Communications, Inc..............  A-1+           6.30    10/10/00    2,455,813
 2,500    AT&T Corp............................  A-1+           7.27    6/14/01     2,500,000
                                                                                  -----------
TOTAL COMMERCIAL PAPER..........................................................  113,789,410
                                                                                  -----------
MEDIUM-TERM NOTES(C)--3.2%
 2,500    Pitney Bowes. Inc....................  AA             5.95    9/29/00     2,500,000
 2,450    Associates Corp. of North America....  A+             5.85    1/15/01     2,438,882
                                                                                  -----------
TOTAL MEDIUM-TERM NOTES.........................................................    4,938,882
                                                                                  -----------
LOAN PARTICIPATIONS--2.O%
 3,000    International Lease Financial
          Corp.................................  A-1            6.62     7/5/00     3,000,000
                                                                                  -----------
CERTIFICATES OF DEPOSIT--1.6%
 2,500    Canadian Imperial Bank of Commerce...  A-1+           6.63     8/8/00     2,500,023
                                                                                  -----------
TOTAL INVESTMENTS--103.5%
  (Identified cost $157,117,587)................................................  157,117,587(a)
  Cash and receivables, less liabilities--(3.5%)................................   (5,272,679)
                                                                                  -----------
NET ASSETS--100.0%..............................................................  $151,844,908
                                                                                  ===========

(a) Federal Income Tax Information: At June 30, 2000, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c)  The interest rate shown is the coupon rate.

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $157,117,587).............................................  $157,117,587
Cash........................................................         4,823
Receivables
  Interest..................................................       746,245
  Fund shares sold..........................................       204,200
  Investment securities sold................................       162,937
Prepaid expenses............................................         1,938
                                                              ------------
    Total assets............................................   158,237,730
                                                              ------------
LIABILITIES
Payables
  Fund shares repurchased...................................     6,259,899
  Investment advisory fee...................................        52,411
  Financial agent fee.......................................        16,182
  Trustees' fee.............................................         3,041
Accrued expenses............................................        61,289
                                                              ------------
    Total liabilities.......................................     6,392,822
                                                              ------------
NET ASSETS..................................................  $151,844,908
                                                              ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $151,844,908
                                                              ------------
NET ASSETS..................................................  $151,844,908
                                                              ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................    15,184,511
                                                              ============
Net asset value and offering price per share................  $      10.00
                                                              ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   5,581,116
                                                              -------------
    Total investment income.................................      5,581,116
                                                              -------------
EXPENSES
  Investment advisory fee...................................        365,240
  Financial agent fee.......................................        106,988
  Custodian.................................................         13,248
  Printing..................................................         11,832
  Professional..............................................         10,068
  Trustees..................................................          2,604
                                                              -------------
    Total expenses..........................................        509,980
    Less expense borne by investment adviser................         (8,197)
                                                              -------------
    Net expenses............................................        501,783
                                                              -------------
NET INVESTMENT INCOME.......................................      5,079,333
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   5,079,333
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                  6/30/00          YEAR ENDED
                                                                                (UNAUDITED)         12/31/99
                                                                             -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss).............................................  $      5,079,333   $      9,827,286
                                                                             ----------------   ----------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............         5,079,333          9,827,286
                                                                             ----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income....................................................        (5,079,333)        (9,827,286)
                                                                             ----------------   ----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS................        (5,079,333)        (9,827,286)
                                                                             ----------------   ----------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (30,356,507 and 48,073,554 shares,
    respectively)..........................................................       303,565,095        480,735,538
  Net asset value of shares issued from reinvestment of distributions
    (507,933 and 982,729 shares, respectively).............................         5,079,333          9,827,286
  Cost of shares repurchased (39,238,353 and 45,179,003 shares,
    respectively)..........................................................      (392,383,532)      (451,790,033)
                                                                             ----------------   ----------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS................       (83,739,104)        38,772,791
                                                                             ----------------   ----------------
  NET INCREASE (DECREASE) IN NET ASSETS....................................       (83,739,104)        38,772,791
NET ASSETS
  Beginning of period......................................................       235,584,012        196,811,221
                                                                             ----------------   ----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $0
    AND $0, RESPECTIVELY)..................................................  $    151,844,908   $    235,584,012
                                                                             ================   ================

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                  SIX MONTHS
                                     ENDED                          YEAR ENDED DECEMBER 31,
                                    6/30/00           ----------------------------------------------------
                                  (UNAUDITED)                   1999                       1998
                           -------------------------  -------------------------  -------------------------
Net asset value,
  beginning of period....           $10.00                     $10.00                     $10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income
    (loss)...............             0.28                       0.47                       0.50
                                    ------                     ------                     ------
    TOTAL FROM INVESTMENT
      OPERATIONS.........             0.28                       0.47                       0.50
                                    ------                     ------                     ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income....            (0.28)                     (0.47)                     (0.50)
                                    ------                     ------                     ------
    TOTAL
      DISTRIBUTIONS......            (0.28)                     (0.47)                     (0.50)
                                    ------                     ------                     ------
NET ASSET VALUE, END OF
  PERIOD.................           $10.00                     $10.00                     $10.00
                                    ======                     ======                     ======
Total return.............             2.82%(4)                   4.82%                      5.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)............         $151,845                   $235,584                   $196,811
RATIO TO AVERAGE NET
  ASSETS OF:
  Operating
    expenses (1).........             0.55%(3)                   0.55%                      0.55%
  Net investment
    income...............             5.58%(3)                   4.73%                      4.99%


                                                       YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------
                                     1997                       1996                       1995
                           -------------------------  -------------------------  -------------------------
Net asset value,
  beginning of period....           $10.00                     $10.00                     $10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income
    (loss)...............             0.50                       0.50                       0.56
                                    ------                     ------                     ------
    TOTAL FROM INVESTMENT
      OPERATIONS.........             0.50                       0.50                       0.56
                                    ------                     ------                     ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income....            (0.50)                     (0.50)                     (0.56)
                                    ------                     ------                     ------
    TOTAL
      DISTRIBUTIONS......            (0.50)                     (0.50)                     (0.56)
                                    ------                     ------                     ------
NET ASSET VALUE, END OF
  PERIOD.................           $10.00                     $10.00                     $10.00
                                    ======                     ======                     ======
Total return.............             4.99%                      4.98%                      5.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)............         $126,607                   $131,361                   $102,943
RATIO TO AVERAGE NET
  ASSETS OF:
  Operating
    expenses (1).........             0.55%                      0.55%                      0.53%(2)
  Net investment
    income...............             5.07%                      4.89%                      5.57%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.56% and 0.57% for the periods ended June 30, 2000 and December 31, 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                              PAR
                                                               MOODY'S       VALUE
                                                                RATING       (000)          VALUE
                                                              ----------  ------------  --------------
U.S. GOVERNMENT SECURITIES--3.1%
U.S. TREASURY BONDS--3.1%
  U.S. Treasury Bonds 6.25%, 5/15/30........................  Aaa           $  4,750     $  4,986,018
                                                                                         ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $4,867,539)........................................................      4,986,018
                                                                                         ------------
AGENCY MORTGAGE-BACKED SECURITIES--0.6%
  GNMA 6.50%, 10/15/23......................................  Aaa                243          233,256
  GNMA 6.50%, 12/15/25......................................  Aaa                250          239,233
  GNMA 6.50%, 12/15/25......................................  Aaa                154          147,143
  GNMA 6.50%, 12/15/25......................................  Aaa                191          182,680
  GNMA 6.50%, 1/15/26.......................................  Aaa                153          146,417
  GNMA 8%, 9/15/06..........................................  Aaa                  4            4,233
  GNMA 8%, 10/15/06.........................................  Aaa                100          102,460
                                                                                         ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $1,084,565)........................................................      1,055,422
                                                                                         ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--4.6%
  Fannie Mae 6.625%, 9/15/09................................  Aaa              7,750        7,474,100
                                                                                         ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $7,724,680)........................................................      7,474,100
                                                                                         ------------
MUNICIPAL BONDS--10.8%
CALIFORNIA--1.3%
  Alameda Corridor Transportation Authority Revenue Taxable
    Series C 6.50%, 10/1/19.................................  Aaa                750          656,415
  Alameda Corridor Transportation Authority Revenue Taxable
    Series C 6.60%, 10/1/29.................................  Aaa              1,750        1,499,557
                                                                                         ------------
                                                                                            2,155,972
                                                                                         ------------
CONNECTICUT--1.9%
  Mashantucket Western Pequot Tribe Revenue Taxable Series A
    144A 6.57%, 9/1/13 (b)..................................  Aaa              2,140        1,961,396
  Mashantucket Western Pequot Tribe Revenue Taxable Series A
    6.91%, 9/1/12...........................................  Aaa              1,100        1,046,771
                                                                                         ------------
                                                                                            3,008,167
                                                                                         ------------
FLORIDA--2.1%
  Tampa Solid Waste System Revenue Taxable Series A 6.46%,
    10/1/09.................................................  Aaa              2,250        2,071,800
  University of Miami Exchangeable Revenue Taxable Series A
    7.65%, 4/1/20...........................................  Aaa              1,310        1,252,609
                                                                                         ------------
                                                                                            3,324,409
                                                                                         ------------
ILLINOIS--1.7%
  Illinois Educational Facilities Authority-Loyola
    University Revenue Taxable Series A 7.84%, 7/1/24.......  Aaa              1,600        1,553,904
  Illinois Educational Facilities Authority-Loyola
    University Revenue Taxable Series C 7.12%, 7/1/11.......  Aaa              1,330        1,282,546
                                                                                         ------------
                                                                                            2,836,450
                                                                                         ------------
MASSACHUSETTS--1.8%
  Massachusetts Port Authority Revenue Taxable Series C
    6.35%, 7/1/06...........................................  Aa               1,500        1,414,935
  Worcester Pension General Obligation Taxable 6.25%
    1/1/28..................................................  Aaa              1,750        1,436,907
                                                                                         ------------
                                                                                            2,851,842
                                                                                         ------------
                                                                              PAR
                                                               MOODY'S       VALUE
                                                                RATING       (000)          VALUE
                                                              ----------  ------------  --------------
PENNSYLVANIA--1.1%
  Pittsburgh Pension General Obligation Taxable Series B
    6.35%, 3/1/13...........................................  Aaa           $  2,000     $  1,792,320
                                                                                         ------------
TEXAS--0.9%
  Texas State University System Revenue 6.16%, 3/15/06......  Aaa              1,495        1,403,566
                                                                                         ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $18,843,284).......................................................     17,372,726
                                                                                         ------------
ASSET-BACKED SECURITIES--1.8%
  Green Tree Financial Corp. 94-1, B2 7.85%, 4/15/19........  Baa              3,000        2,868,720
                                                                                         ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $3,097,500)........................................................      2,868,720
                                                                                         ------------
CORPORATE BONDS--18.4%
AIRLINES--3.9%
  America West Airlines 144A 9.244%, 7/2/06 (b).............  Aaa              1,200        1,200,000
  CHC Helicopter Corp. 11.75%, 7/15/07(g)...................  B                1,800        1,708,206
  Continental Airlines, Inc. 7.461%, 4/1/15.................  Aa               1,346        1,282,600
  Northwest Airlines Corp. Series 2000-1 Class G 8.072%,
    4/1/21..................................................  Aaa              2,000        2,030,380
                                                                                         ------------
                                                                                            6,221,186
                                                                                         ------------
BANKS (MAJOR REGIONAL)--1.4%
  BNP U.S. Funding LLC Series A 144A, 7.738%,
    12/31/49 (b)(d).........................................  A                2,500        2,322,570
                                                                                         ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
  EchoStar Communications Corp. 9.375%, 2/1/09..............  B                1,000          965,000
                                                                                         ------------
COMMUNICATIONS EQUIPMENT--1.5%
  Crown Castle International Corp. 10.375%, 5/15/11.........  B                2,000        1,232,500
  Metromedia Fiber Network, Inc. Series B 10%, 11/15/08.....  B                1,140        1,128,600
                                                                                         ------------
                                                                                            2,361,100
                                                                                         ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.7%
  Park Place Entertainment Corp. 9.375%, 2/15/07............  Ba               1,250        1,250,000
  Station Casinos, Inc. 144A W.I. 9.875%, 7/1/10 (b)(f).....  B                1,500        1,507,500
                                                                                         ------------
                                                                                            2,757,500
                                                                                         ------------
HOMEBUILDING--0.7%
  Lennar Corp. 7.625%, 3/1/09...............................  Ba               1,325        1,157,719
                                                                                         ------------
LEISURE TIME (PRODUCTS)--0.6%
  Bally Total Fitness Holding Corp. Series D 9.875%,
    10/15/07................................................  B                1,150        1,046,500
                                                                                         ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
  R&B Falcon Corp. Class B 6.75%, 4/15/05...................  Ba               1,000          905,000
                                                                                         ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.8%
  Benton Oil & Gas Co. 11.625%, 5/1/03......................  B                1,675        1,222,750
                                                                                         ------------
PAPER & FOREST PRODUCTS--1.0%
  S.D. Warren Co. PIK 14%, 12/15/06.........................  NR               1,391        1,536,502
                                                                                         ------------
SERVICES (COMMERCIAL & CONSUMER)--1.7%
  ARA Services, Inc. 10.625%, 8/1/00........................  Baa                 27           27,034
  Service Corporation International 7.20%, 6/1/06...........  Ba               1,650          907,500

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                              PAR
                                                               MOODY'S       VALUE
                                                                RATING       (000)          VALUE
                                                              ----------  ------------  --------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
  United Rentals, Inc. Series B 9.25%, 1/15/09..............  B             $  2,000     $  1,805,000
                                                                                         ------------
                                                                                            2,739,534
                                                                                         ------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.0%
  Interamericas Communications Corp. 14%, 10/27/07..........  NR               2,050        2,316,500
  Level 3 Communications, Inc. 144A 10.75%,
    3/15/08 (b)(g)..........................................  B                1,750        1,585,266
  Metromedia International Group, Inc. 10.50%, 9/30/07......  NR                 795          373,755
  RCN Corp. Series B 0%, 2/15/08 (d)........................  B                1,000          575,000
                                                                                         ------------
                                                                                            4,850,521
                                                                                         ------------
TELEPHONE--0.4%
  Pathnet, Inc. 12.25%, 4/15/08.............................  NR               1,175          663,875
                                                                                         ------------
TEXTILES (APPAREL)--0.5%
  Collins & Aikman Products Co. 11.50%, 4/15/06.............  B                  890          861,075
                                                                                         ------------
TOTAL CORPORATE BONDS
  (Identified cost $30,906,876).......................................................     29,610,832
                                                                                         ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--20.9%
  CS First Boston Mortgage Securities Corp. 97-1R, 1M4
    7.581%, 2/28/22 (b)(d)..................................  Baa              2,115        1,997,812
  CS First Boston Mortgage Securities Corp. 97-C2, A3 6.55%,
    11/17/07................................................  Aaa              1,750        1,664,688
  CS First Boston Mortgage Securities Corp. 97-SPCE C
    7.077%, 2/20/07 (c).....................................  A+               2,000        1,931,875
  Commercial Mortgage Asset Trust 99-C1 D 7.35%, 10/17/13...  Baa                500          445,937
  First Chicago/Lennar Trust 97-CHL1, D 8.055%,
    5/29/08 (d).............................................  BB(c)            2,000        1,672,813
  G.E. Capital Mortgage Services, Inc. 96-8, 2A5 7.50%,
    5/25/26.................................................  AAA(c)           1,169        1,143,307
  IMPAC CMB Trust 98-2, M3 7.25%, 4/25/28...................  A(c)               538          521,952
  LB Commercial Conduit Mortgage Trust 99-C2, A2 7.325%,
    9/15/09.................................................  Aaa              2,100        2,070,797
  Merrill Lynch Mortgage Investors, Inc. 96-C2, C 6.96%,
    11/21/28................................................  A(c)             3,607        3,394,525
  Morgan Stanley Capital I 98-WF2, C 6.77%, 6/15/08.........  A(c)             1,700        1,598,266
  Mortgage Capital Funding, Inc. 98-MC2, B 6.549%,
    5/18/08.................................................  Aa               2,500        2,316,406
  Norwest Asset Securities Corp. 97-7, B1 7%, 5/25/27.......  A                1,933        1,813,670
  Norwest Asset Securities Corp. 99-10, B3 6.25%, 4/25/14...  BBB(c)             853          762,888
  Norwest Asset Securities Corp. 99-5, B3 6.25%, 3/25/14....  BBB(c)           1,487        1,350,316
  Residential Funding Mortgage Securities I 94-S7, M3 6.50%,
    3/25/24.................................................  Baa              3,903        3,510,448
  Ryland Mortgage Securities Corp. III 92-A, 1A 8.257%,
    3/29/30 (d).............................................  A-(c)              382          380,211
  Securitized Asset Sales Inc. 95-6, B3 7%, 12/25/10........  NR               1,143        1,014,751
  Structured Asset Securities Corp. 95-C4, E 8.871%,
    6/25/26 (d).............................................  BBB(c)           2,000        1,968,334
  Structured Asset Securities Corp. 98-C3A, 144A H 6.675%,
    4/25/03 (d).............................................  Ba               2,250        2,200,317
  Summit Mortgage Trust 00-1, B3 6.138%, 12/28/12...........  A-(c)            2,117        1,988,971
                                                                                         ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $34,687,768).......................................................     33,748,284
                                                                                         ------------
                                                                              PAR
                                                               MOODY'S       VALUE
                                                                RATING       (000)          VALUE
                                                              ----------  ------------  --------------
FOREIGN GOVERNMENT SECURITIES--18.5%
ARGENTINA--0.7%
  Republic of Argentina RegS 11.75%, 2/12/07 (f)............  B             $  1,350     $  1,127,475
                                                                                         ------------
BRAZIL--1.7%
  Republic of Brazil 12.25%, 3/6/30.........................  B                2,000        1,840,000
  Republic of Brazil 8%, 4/15/14 (d)........................  B                1,231          893,542
                                                                                         ------------
                                                                                            2,733,542
                                                                                         ------------
BULGARIA--1.5%
  Republic of Bulgaria FLIRB Bearer Series A 2.75%,
    7/28/12 (d).............................................  B                3,000        2,210,625
  Republic of Bulgaria IAB Series RPDI 7.063%, 7/28/11......  B                  250          197,500
                                                                                         ------------
                                                                                            2,408,125
                                                                                         ------------
CROATIA--1.8%
  Croatia Series A 7.0625%, 7/31/10 (d).....................  Baa              1,432        1,310,120
  Croatia Series B 7.0625%, 7/31/06 (d).....................  Baa              1,691        1,598,373
                                                                                         ------------
                                                                                            2,908,493
                                                                                         ------------
MEXICO--6.4%
  United Mexican States 11.375%, 9/15/16....................  Ba               2,250        2,578,500
  United Mexican States 11.50%, 5/15/26.....................  Ba               6,375        7,689,844
                                                                                         ------------
                                                                                           10,268,344
                                                                                         ------------
PERU--0.7%
  Republic of Peru PDI 4.50%, 3/7/17 (d)(g).................  Ba               1,700        1,140,062
                                                                                         ------------
PHILIPPINES--2.2%
  Republic of Philippines 9.875%, 1/15/19...................  Ba               4,375        3,587,500
                                                                                         ------------
POLAND--1.3%
  Poland Bearer PDI 6%, 10/27/14 (d)........................  Baa              2,345        2,092,913
                                                                                         ------------
VENEZUELA--2.2%
  Republic of Venezuela 9.25%, 9/15/27......................  B                2,000        1,317,500
  Republic of Venezuela DCB Series DL 7.875%, 12/18/07......  B                2,857        2,322,337
                                                                                         ------------
                                                                                            3,639,837
                                                                                         ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $29,685,973).......................................................     29,906,291
                                                                                         ------------
FOREIGN CORPORATE BONDS--14%
BERMUDA--0.4%
  Flag Telecom Holdings Ltd. 144A 11.625%,
    3/30/10 (b)(g)..........................................  B                  750          654,237
                                                                                         ------------
BRAZIL--0.8%
  Globo Communicacoes e Participacoes SA 144A 10.625%,
    12/5/08 (b).............................................  B                1,500        1,275,000
                                                                                         ------------
CANADA--1.4%
  Clearnet Communications, Inc. 0%, 5/1/09..................  B                1,000          605,000
  GT Group Telecom 144A 0%, 2/1/10 (b)......................  Caa              3,000        1,680,000
                                                                                         ------------
                                                                                            2,285,000
                                                                                         ------------
CHILE--1.2%
  Empresa Nacional de Electricidad SA 8.50%, 4/1/09.........  Baa              2,000        1,952,012
                                                                                         ------------
MEXICO--2.7%
  Grupo Iusacell SA de CV 14.25%, 12/1/06...................  B                2,250        2,374,875
  Maxcom Telecomunicaciones Sa de SV 144A 13.75%,
    4/1/07 (b)..............................................  NR               1,250        1,109,375
  Vicap SA 11.375%, 5/15/07.................................  Ba               1,000          892,030
                                                                                         ------------
                                                                                            4,376,280
                                                                                         ------------

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                                              PAR
                                                               MOODY'S       VALUE
                                                                RATING       (000)          VALUE
                                                              ----------  ------------  --------------
NETHERLANDS--3.0%
  Deutsche Telekom International Finance BV 8.25%,
    6/15/30.................................................  AA            $  3,000     $  3,046,740
  Netia Holdings B.V. 13.75%, 6/15/10(g)....................  B                1,000          970,571
  United Pan-Europe Communications NV 11.25%, 2/1/10(g).....  B                1,000          853,144
                                                                                         ------------
                                                                                            4,870,455
                                                                                         ------------
POLAND--1.0%
  TPSA Finance BV 144A 7.75%, 12/10/08 (b)..................  Baa              1,700        1,598,000
                                                                                         ------------
UNITED KINGDOM--1.4%
  Clondalkin Industries 144A 10.625%, 1/15/10 (b)(g)........  B                  750          733,321
  Royal & Sun Alliance 8.95%, 10/15/29......................  A                1,500        1,479,750
                                                                                         ------------
                                                                                            2,213,071
                                                                                         ------------
VENEZUELA--2.1%
  PDVSA Finance Ltd. 7.50%, 11/15/28........................  Baa              3,250        2,398,779
  PDVSA Finance Ltd. Tranche I 9.75%, 2/15/10...............  Baa              1,000          978,561
                                                                                         ------------
                                                                                            3,377,340
                                                                                         ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $23,251,940).......................................................     22,601,395
                                                                                         ------------
FOREIGN CONVERTIBLE BONDS--1.7%
RUSSIA--1.7%
  Lukinter Finance Lukoil Cv. RegS 3.50%, 5/6/02............  CCC-(c)          2,700        2,767,500
                                                                                         ------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $3,310,275)........................................................      2,767,500
                                                                                         ------------
                                                                             SHARES
                                                                          ------------
PREFERRED STOCKS--1.1%
TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
  Nextel Communications PIK 11.125%.........................                  17,986        1,744,642
                                                                                         ------------
TOTAL PREFERRED STOCKS
  (Identified cost $1,753,392)........................................................      1,744,642
                                                                                         ------------
COMMON STOCKS--0.6%
TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
  FirstCom Corp.............................................                  64,050          964,753
                                                                                         ------------
TOTAL COMMON STOCKS
  (Identified cost $281,820)..........................................................        964,753
                                                                                         ------------
MUTUAL FUNDS--2.8%
  Dreyfus Strategic Municipal Fund, Inc.....................                 141,100        1,128,800
  Nuveen Insured Municipal Opportunity Fund, Inc............                 128,000        1,664,000

                                                                             SHARES         VALUE
                                                                          ------------  --------------
MUTUAL FUNDS--CONTINUED
  Nuveen Municipal Value Fund, Inc..........................                 200,000     $  1,687,500
                                                                                         ------------
                                                                                            4,480,300
                                                                                         ------------
TOTAL MUTUAL FUNDS
  (Identified cost $4,394,644)........................................................      4,480,300
                                                                                         ------------
WARRANTS--0.0%
COMMUNICATIONS EQUIPMENT--0.0%
  Loral Space & Communications, Inc. Warrants (e)...........                   1,000            6,875
                                                                                         ------------
TELEPHONE--0.0%
  Pathnet, Inc. 144A Warrants (b)(e)........................                   1,000           10,000
                                                                                         ------------
TOTAL WARRANTS
  (Identified cost $0)................................................................         16,875
                                                                                         ------------

                                                                          NUMBER
                                                                            OF
                                                                        CONTRACTS
                                                                        ----------
OPTIONS--0.2%
  Brazil C Bond Call Options 8/21/00 $72.125 (Par subject to call
    $5,000,000).......................................................       500         161,315
  Russia Principal Loan Call Option 8/28/00 $29.125 (Par subject to
    call $5,000,000)..................................................       500         127,500
                                                                                    ------------
TOTAL OPTIONS
  (Identified cost $363,183)......................................................       288,815
                                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--99.1%
  (Identified cost $164,253,439)..................................................   159,886,673
                                                                                    ------------

                                                               PAR
                                     MOODY'S                  VALUE
                                      RATING                  (000)
                                     --------  -----------------------------------
SHORT-TERM OBLIGATIONS--4.5%
COMMERCIAL PAPER--4.5%
  Koch Industries, Inc. 7%,
    7/5/00.........................  A-1+                    $6,215                               6,210,166
  CXC, Inc. 6.7%, 7/20/00..........  A-1+                     1,000                                 996,464
                                                                                               ------------
                                                                                                  7,206,630
                                                                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $7,206,630)....................................................                7,206,630
                                                                                               ------------
TOTAL INVESTMENTS--103.6%
  (Identified cost $171,460,069)..................................................              167,093,303(a)
  Cash and receivables, less liabilities--(3.6%)..................................               (5,784,527)
                                                                                               ------------
NET ASSETS--100.0%................................................................             $161,308,776
                                                                                               ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,786,245 and gross depreciation of $7,772,700 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $172,079,758.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $17,836,982 or 11.1% of net assets.
(c)  As rated by Standard & Poors, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Par value represents Argentina Pesos.
(g)  Par value represents Euro.

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $171,460,069).............................................  $ 167,093,303
Receivables
  Investment securities sold................................      7,070,591
  Dividends and interest....................................      2,731,116
  Net unrealized appreciation on swap agreements............        211,093
  Fund shares sold..........................................         52,675
  Gross unrealized appreciation on forward currency
    contracts...............................................         50,579
Prepaid expenses............................................          2,066
                                                              -------------
    Total assets............................................    177,211,423
                                                              -------------
LIABILITIES
Payables
  Custodian.................................................          9,058
  Investment securities purchased...........................     15,645,088
  Fund shares repurchased...................................         80,520
  Investment advisory fee...................................         69,438
  Financial agent fee.......................................         16,305
  Trustees' fee.............................................          3,041
Accrued expenses............................................         79,197
                                                              -------------
    Total liabilities.......................................     15,902,647
                                                              -------------
NET ASSETS..................................................  $ 161,308,776
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 187,415,182
  Undistributed net investment income.......................        614,313
  Accumulated net realized loss.............................    (22,608,986)
  Net unrealized depreciation...............................     (4,111,733)
                                                              -------------
NET ASSETS..................................................  $ 161,308,776
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     18,474,629
                                                              =============
Net asset value and offering price per share................  $        8.73
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $  7,278,774
  Dividends.................................................       169,391
                                                              ------------
    Total investment income.................................     7,448,165
                                                              ------------
EXPENSES
  Investment advisory fee...................................       409,145
  Financial agent fee.......................................        99,955
  Printing..................................................        12,059
  Professional..............................................         8,967
  Custodian.................................................         8,060
  Trustees..................................................         2,604
  Miscellaneous.............................................         5,547
                                                              ------------
    Total expenses..........................................       546,337
    Less expenses borne by investment adviser...............       (14,520)
                                                              ------------
    Net expenses............................................       531,817
                                                              ------------
NET INVESTMENT INCOME.......................................     6,916,348
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (5,800,480)
  Net realized loss on foreign currency transactions........       (13,376)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     2,030,298
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......        43,940
  Net change in unrealized appreciation (depreciation) on
    swap agreements.........................................       211,093
                                                              ------------
NET LOSS ON INVESTMENTS.....................................    (3,528,525)
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  3,387,823
                                                              ============

                       See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00        YEAR ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   6,916,348   $  14,058,425
  Net realized gain (loss)..................................     (5,813,856)     (8,647,622)
  Net change in unrealized appreciation (depreciation)......      2,285,331       4,220,860
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      3,387,823       9,631,663
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (6,695,192)    (14,551,396)
  Net realized gains........................................             --              --
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (6,695,192)    (14,551,396)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,626,976 and 5,303,159
    shares, respectively)...................................     14,454,318      48,313,453
  Net asset value of shares issued from reinvestment of
    distributions (757,702 and 1,621,827 shares,
    respectively)...........................................      6,695,192      14,551,396
  Cost of shares repurchased (3,293,857 and 7,942,462
    shares, respectively)...................................    (29,369,723)    (72,472,168)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     (8,220,213)     (9,607,319)
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    (11,527,582)    (14,527,052)
NET ASSETS
  Beginning of period.......................................    172,836,358     187,363,410
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $614,313 AND $393,157, RESPECTIVELY)...  $ 161,308,776   $ 172,836,358
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                       SIX MONTHS
                                          ENDED                    YEAR ENDED DECEMBER 31,
                                         6/30/00    ------------------------------------------------------
                                       (UNAUDITED)     1999        1998       1997       1996       1995
                                       -----------  ----------  ----------  --------   --------   --------
Net asset value, beginning of
  period............................      $  8.92    $  9.18     $ 10.38    $ 10.34    $ 10.22    $  8.98
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)......         0.38       0.73        0.77       0.75       0.79       0.83(2)
  Net realized and unrealized gain
    (loss)..........................        (0.20)     (0.24)      (1.17)      0.34       0.43       1.22
                                          -------    -------     -------    -------    -------    -------
    TOTAL FROM INVESTMENT
      OPERATIONS....................         0.18       0.49       (0.40)      1.09       1.22       2.05
                                          -------    -------     -------    -------    -------    -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..........................        (0.37)     (0.75)      (0.74)     (0.77)     (0.78)     (0.81)
  Dividends from net realized
    gains...........................           --         --       (0.06)     (0.28)     (0.32)        --
                                          -------    -------     -------    -------    -------    -------
    TOTAL DISTRIBUTIONS.............        (0.37)     (0.75)      (0.80)     (1.05)     (1.10)     (0.81)
                                          -------    -------     -------    -------    -------    -------
CHANGE IN NET ASSET VALUE...........        (0.19)     (0.26)      (1.20)      0.04       0.12       1.24
                                          -------    -------     -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD......      $  8.73    $  8.92     $  9.18    $ 10.38    $ 10.34    $ 10.22
                                          =======    =======     =======    =======    =======    =======
Total return........................         2.07%(5)     5.46%    (4.02)%    10.93%     12.42%     23.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands).......................     $161,309   $172,836    $187,363    $191,627   $145,044   $109,046
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (1)............         0.65%(4)     0.65%     0.64%      0.65%      0.65%      0.65%(3)
  Net investment income.............         8.45%(4)     7.79%     7.61%      7.25%      7.80%      8.55%
Portfolio turnover rate.............           75%(5)      125%      160%       151%       191%       147%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 0.71%, 0.66%, 0.67% and 0.67% for the periods ended June 30, 2000, December 31, 1999, 1997, 1996 and 1995, respectively.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees: if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--91.8%
AEROSPACE/DEFENSE--3.9%
  General Dynamics Corp...................................................     14,000      $   731,500
  Lockheed Martin Corp....................................................     11,000          272,937
                                                                                           -----------
                                                                                             1,004,437
                                                                                           -----------
ALUMINUM--0.9%
  Alcoa, Inc..............................................................      8,000          232,000
                                                                                           -----------
AUTO PARTS & EQUIPMENT--1.7%
  Delphi Automotive Systems Corp..........................................     30,000          440,625
  Visteon Corp. (b).......................................................        786            9,525
                                                                                           -----------
                                                                                               450,150
                                                                                           -----------
AUTOMOBILES--1.0%
  Ford Motor Co...........................................................      6,000          258,000
                                                                                           -----------
BANKS (MAJOR REGIONAL)--2.9%
  Bank of New York Co., Inc. (The)........................................     16,000          744,000
                                                                                           -----------
BANKS (MONEY CENTER)--3.7%
  Chase Manhattan Corp. (The).............................................     11,250          518,203
  Morgan (J.P.) & Co., Inc................................................      4,000          440,500
                                                                                           -----------
                                                                                               958,703
                                                                                           -----------
BEVERAGES (ALCOHOLIC)--1.7%
  Anheuser-Busch Cos., Inc................................................      6,000          448,125
                                                                                           -----------
BIOTECHNOLOGY--0.9%
  Biogen, Inc. (b)........................................................      3,700          238,650
                                                                                           -----------
COMMUNICATIONS EQUIPMENT--4.7%
  L-3 Communications Holdings, Inc. (b)...................................     16,000          913,000
  Motorola, Inc...........................................................     10,700          310,969
                                                                                           -----------
                                                                                             1,223,969
                                                                                           -----------
COMPUTERS (HARDWARE)--2.3%
  Compaq Computer Corp....................................................     10,000          255,625
  International Business Machines Corp....................................      3,000          328,687
                                                                                           -----------
                                                                                               584,312
                                                                                           -----------
COMPUTERS (NETWORKING)--1.6%
  Cabletron Systems, Inc. (b).............................................     16,000          404,000
                                                                                           -----------
DISTRIBUTORS (FOOD & HEALTH)--1.3%
  Bergen Brunswig Corp. Class A...........................................     60,000          330,000
                                                                                           -----------
ELECTRICAL EQUIPMENT--2.4%
  Manufacturers' Services Ltd. (b)........................................      5,800          119,262
  Solectron Corp. (b).....................................................     12,100          506,688
                                                                                           -----------
                                                                                               625,950
                                                                                           -----------
ELECTRONICS (DEFENSE)--0.8%
  Litton Industries, Inc. (b).............................................      5,000          210,000
                                                                                           -----------
ENGINEERING & CONSTRUCTION--1.9%
  MasTec, Inc. (b)........................................................     12,800          488,800
                                                                                           -----------
ENTERTAINMENT--1.8%
  Walt Disney Co. (The)...................................................     12,000          465,750
                                                                                           -----------
FINANCIAL (DIVERSIFIED)--5.4%
  Citigroup, Inc..........................................................     11,500          692,875
  Fannie Mae..............................................................      6,000          313,125
  SLM Holding Corp........................................................     10,000          374,375
                                                                                           -----------
                                                                                             1,380,375
                                                                                           -----------
HEALTH CARE (DIVERSIFIED)--0.7%
  Abbott Laboratories.....................................................      4,000          178,250
                                                                                           -----------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
HEALTH CARE (GENERIC AND OTHER)--3.2%
  Mylan Laboratories, Inc.................................................      4,000      $    73,000
  Watson Pharmaceuticals, Inc. (b)........................................     14,000          752,500
                                                                                           -----------
                                                                                               825,500
                                                                                           -----------
HEALTH CARE (HOSPITAL MANAGEMENT)--2.3%
  Tenet Healthcare Corp. (b)..............................................     22,000          594,000
                                                                                           -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.6%
  Laser Vision Centers, Inc. (b)..........................................     25,000          154,688
                                                                                           -----------
INSURANCE (LIFE/HEALTH)--2.1%
  American General Corp...................................................      9,000          549,000
                                                                                           -----------
INSURANCE (MULTI-LINE)--5.6%
  American International Group, Inc.......................................      6,000          705,000
  CIGNA Corp..............................................................      8,000          748,000
                                                                                           -----------
                                                                                             1,453,000
                                                                                           -----------
INSURANCE (PROPERTY-CASUALTY)--0.6%
  Allstate Corp. (The)....................................................      7,000          155,750
                                                                                           -----------
IRON & STEEL--0.7%
  Maverick Tube Corp (b)..................................................      6,300          183,488
                                                                                           -----------
MANUFACTURING (DIVERSIFIED)--10.5%
  Honeywell International, Inc............................................     13,000          437,938
  Illinois Tool Works, Inc................................................      7,000          399,000
  Minnesota Mining and Manufacturing Co...................................      4,000          330,000
  Tyco International Ltd..................................................     15,000          710,625
  United Technologies Corp................................................     14,000          824,250
                                                                                           -----------
                                                                                             2,701,813
                                                                                           -----------
METAL FABRICATORS--3.1%
  Shaw Group, Inc. (The) (b)..............................................     17,000          801,125
                                                                                           -----------
OFFICE EQUIPMENT & SUPPLIES--0.8%
  Pitney Bowes, Inc.......................................................      5,000          200,000
                                                                                           -----------
OIL & GAS (DRILLING & EQUIPMENT)--4.8%
  Baker Hughes, Inc.......................................................     16,000          512,000
  Cal Dive International, Inc. (b)........................................      8,000          433,500
  Gulf Island Fabrication, Inc. (b).......................................     17,000          289,000
                                                                                           -----------
                                                                                             1,234,500
                                                                                           -----------
OIL & GAS (EXPLORATION & PRODUCTION)--1.7%
  Unocal Corp.............................................................     13,000          430,625
                                                                                           -----------
OIL (INTERNATIONAL INTEGRATED)--2.1%
  Texaco, Inc.............................................................     10,000          532,500
                                                                                           -----------
POWER PRODUCERS (INDEPENDENT)--2.6%
  Calpine Corp. (b).......................................................     10,000          657,500
                                                                                           -----------
REITS--1.1%
  LaSalle Hotel Properties................................................     20,000          287,500
                                                                                           -----------
SERVICES (COMMERCIAL & CONSUMER)--2.4%
  Crown Castle International Corp. (b)....................................     17,000          620,500
                                                                                           -----------
TELECOMMUNICATIONS (LONG DISTANCE)--2.5%
  WorldCom, Inc. (b)......................................................     14,000          642,250
                                                                                           -----------
TELEPHONE--1.9%
  GTE Corp................................................................      8,000          498,000
                                                                                           -----------
TOBACCO--3.6%
  Philip Morris Cos., Inc.................................................     24,000          637,500

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
TOBACCO--CONTINUED
  UST, Inc................................................................     20,000      $   293,750
                                                                                           -----------
                                                                                               931,250
                                                                                           -----------
TOTAL COMMON STOCKS
  (Identified cost $22,737,938).........................................................    23,678,460
                                                                                           -----------
FOREIGN COMMON STOCKS--4.7%
COMMUNICATIONS EQUIPMENT--2.6%
  Alcatel SA ADR (France).................................................     10,000          665,000
                                                                                           -----------
OIL & GAS (DRILLING & EQUIPMENT)--1.2%
  Precision Drilling Corp. (b)............................................      8,000          309,000
                                                                                           -----------
OIL (INTERNATIONAL INTEGRATED)--0.9%
  Royal Dutch Petroleum Co. NY Registered Shares (Netherlands)............
                                                                                4,000          246,250
                                                                                           -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $916,632)............................................................     1,220,250
                                                                                           -----------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
UNIT INVESTMENT TRUSTS--1.3%
  AMEX Financial Select Sector Depository Receipts........................     10,000      $   237,500
  Diamonds Trust, Series I................................................      1,000          104,375
                                                                                           -----------
                                                                                               341,875
                                                                                           -----------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $361,276)............................................................       341,875
                                                                                           -----------
TOTAL INVESTMENTS--97.8%
  (Identified cost $24,015,846).........................................................    25,240,585(a)
  Cash and receivables, less liabilities--2.2%..........................................       572,242
                                                                                           -----------
NET ASSETS--100.0%......................................................................   $25,812,827
                                                                                           ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,613,309 and gross depreciation of $1,474,336 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $24,101,612.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $24,015,846)..............................................  $  25,240,585
Cash........................................................         87,128
Receivables
  Investment securities sold................................        470,384
  Funds shares sold.........................................         67,373
  Dividends and interest....................................         31,693
  Receivable from adviser...................................         12,022
Prepaid expenses............................................             89
                                                              -------------
    Total assets............................................     25,909,274
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................         33,299
  Investment advisory fee...................................         14,791
  Financial agent fee.......................................          6,876
  Trustees' fee.............................................          3,041
Accrued expenses............................................         38,440
                                                              -------------
    Total liabilities.......................................         96,447
                                                              -------------
NET ASSETS..................................................  $  25,812,827
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  22,241,744
  Undistributed net investment income.......................         38,930
  Accumulated net realized gain.............................      2,307,414
  Net unrealized appreciation...............................      1,224,739
                                                              -------------
NET ASSETS..................................................  $  25,812,827
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      1,931,285
                                                              =============
Net asset value and offering price per share................  $       13.37
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $126,317
  Interest..................................................   26,219
  Foreign taxes withheld....................................   (1,179)
                                                              -------
    Total investment income.................................  151,357
                                                              -------
EXPENSES
  Investment advisory fee...................................   77,972
  Financial agent fee.......................................   42,112
  Printing..................................................   12,584
  Professional..............................................   10,684
  Custodian.................................................    6,435
  Trustees..................................................    2,604
  Miscellaneous.............................................    4,680
                                                              -------
    Total expenses..........................................  157,071
    Less expense borne by investment adviser................  (62,391)
                                                              -------
    Net expenses............................................   94,680
                                                              -------
NET INVESTMENT INCOME.......................................   56,677
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................  2,321,410
  Net change in unrealized appreciation (depreciation) on
    investments.............................................  (1,119,182)
                                                              -------
NET GAIN ON INVESTMENTS.....................................  1,202,228
                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,258,905
                                                              =======

                       See Notes to Financial Statements

                     PHOENIX-HOLLISTER VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED            YEAR
                                                                 6/30/00          ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     56,677    $     45,556
  Net realized gain (loss)..................................     2,321,410       1,944,026
  Net change in unrealized appreciation (depreciation)......    (1,119,182)      1,347,332
                                                              ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     1,258,905       3,336,914
                                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (18,491)        (44,812)
  Net realized gains........................................      (891,279)       (956,105)
                                                              ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (909,770)     (1,000,917)
                                                              ------------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (715,961 and 1,031,543
    shares, respectively)...................................     9,919,912      11,699,950
  Net asset value of shares issued from reinvestment of
    distributions (67,958 and 78,326 shares,
    respectively)...........................................       909,770       1,000,917
  Cost of shares repurchased (205,529 and 621,196 shares,
    respectively)...........................................    (2,836,057)     (7,099,784)
                                                              ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     7,993,625       5,601,083
                                                              ------------    ------------
  NET INCREASE IN NET ASSETS................................     8,342,760       7,937,080
NET ASSETS
  Beginning of period.......................................    17,470,067       9,532,987
                                                              ------------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $38,930 AND $744, RESPECTIVELY)........  $ 25,812,827    $ 17,470,067
                                                              ============    ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS                         FROM
                                                                  ENDED            YEAR         INCEPTION
                                                                 6/30/00          ENDED         3/2/98 TO
                                                               (UNAUDITED)       12/31/99        12/31/98
                                                              --------------  --------------  --------------
Net asset value, beginning of period........................  $       12.91   $       11.03   $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................           0.03            0.04            0.05
  Net realized and unrealized gain (loss)...................           0.92            2.63            1.03
                                                              -------------   -------------   -------------
    TOTAL FROM INVESTMENT OPERATIONS........................           0.95            2.67            1.08
                                                              -------------   -------------   -------------
LESS DISTRIBUTIONS
  Dividends from net investment income......................          (0.01)          (0.04)          (0.05)
  Dividends from net realized gains.........................          (0.48)          (0.75)             --
                                                              -------------   -------------   -------------
    TOTAL DISTRIBUTIONS.....................................          (0.49)          (0.79)          (0.05)
                                                              -------------   -------------   -------------
CHANGE IN NET ASSET VALUE...................................           0.46            1.88            1.03
                                                              -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD..............................  $       13.37   $       12.91   $       11.03
                                                              =============   =============   =============
Total return................................................           7.31%(2)         24.33%         10.79%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................        $25,813         $17,470          $9,533
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)....................................           0.85%(1)          0.85%          0.85%(1)
  Net investment income.....................................           0.51%(1)          0.41%          0.85%(1)
Portfolio turnover rate.....................................             90%(2)           168%            77%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.41%, 2.03% and 2.46% for the periods ended June 30, 2000, December 31, 1999 and 1998, respectively.

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
U.S. GOVERNMENT SECURITIES--0.2%
U.S. TREASURY NOTES--0.2%
  U.S. Treasury Notes 5.625%, 11/30/00 (c)..................  AAA             $   240      $    239,438
                                                                                           ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $239,822)............................................................        239,438
                                                                                           ------------

                                                                               SHARES
                                                                            ------------
COMMON STOCKS--93.7%
AEROSPACE/DEFENSE--0.3%
  Boeing Co. (The)........................................................      4,600           192,337
  Goodrich (B.F) Co. (The)................................................      4,100           139,656
  Lockheed Martin Corp....................................................      2,300            57,069
                                                                                           ------------
                                                                                                389,062
                                                                                           ------------
AIR FREIGHT--0.0%
  FedEx Corp. (b).........................................................      1,200            45,600
                                                                                           ------------
AIRLINES--0.2%
  AMR Corp. (b)...........................................................      2,200            58,162
  Delta Air Lines, Inc....................................................      2,500           126,406
  Northwest Airlines Corp. (b)............................................        400            12,175
                                                                                           ------------
                                                                                                196,743
                                                                                           ------------
ALUMINUM--0.4%
  Alcoa, Inc..............................................................     18,400           533,600
                                                                                           ------------
AUTO PARTS & EQUIPMENT--0.3%
  Dana Corp...............................................................      4,200            88,987
  Delphi Automotive Systems Corp..........................................     13,300           195,344
  Goodyear Tire & Rubber Co. (The)........................................      4,000            80,000
  Visteon Corp. (b).......................................................      3,025            36,673
                                                                                           ------------
                                                                                                401,004
                                                                                           ------------
AUTOMOBILES--1.4%
  Ford Motor Co...........................................................     25,000         1,075,000
  General Motors Corp.....................................................     12,300           714,169
                                                                                           ------------
                                                                                              1,789,169
                                                                                           ------------
BANKS (MAJOR REGIONAL)--1.8%
  Bank One Corp...........................................................     16,600           440,937
  Comerica, Inc...........................................................      2,300           103,212
  Firstar Corp............................................................     14,000           294,875
  FleetBoston Financial Corp..............................................     14,800           503,200
  KeyCorp.................................................................      8,300           146,287
  PNC Financial Services Group............................................      5,300           248,437
  Regions Financial Corp..................................................      2,900            57,637
  SouthTrust Corp.........................................................      3,000            67,875
  Summit Bancorp..........................................................      2,700            66,487
  U.S. Bancorp............................................................     12,100           232,925
  Union Planters Corp.....................................................      1,900            53,081
  Wells Fargo & Co........................................................        400            15,500
                                                                                           ------------
                                                                                              2,230,453
                                                                                           ------------
BANKS (MONEY CENTER)--0.5%
  Bank of America Corp....................................................      3,500           150,500
  First Union Corp........................................................     19,600           486,325
                                                                                           ------------
                                                                                                636,825
                                                                                           ------------
BANKS (REGIONAL)--0.3%
  Banknorth Group Inc.....................................................      2,100            32,156
  First Tennessee National Corp...........................................      2,200            36,437
  FirstMerit Corp.........................................................      1,400            29,925
  Hibernia Corp. Class A..................................................      2,300            25,012
  Marshall & Ilsley Corp..................................................      1,900            78,850
  Mercantile Bankshares Corp..............................................      1,000            29,812

                                                                               SHARES         VALUE
                                                                            ------------  --------------
BANKS (REGIONAL)--CONTINUED
  National Commerce Bancorporation........................................        900      $     14,456
  North Fork Bancorporation, Inc..........................................      2,600            39,325
  TCF Financial Corp......................................................      1,000            25,687
                                                                                           ------------
                                                                                                311,660
                                                                                           ------------
BEVERAGES (NON-ALCOHOLIC)--0.8%
  Coca-Cola Co. (The).....................................................     17,200           987,925
                                                                                           ------------
BIOTECHNOLOGY--0.2%
  Amgen, Inc. (b).........................................................        400            28,100
  Genzyme Corp. (b).......................................................      1,000            59,437
  Human Genome Sciences, Inc. (b).........................................        600            80,025
  IDEC Pharmaceuticals Corp. (b)..........................................        500            58,656
  Incyte Genomics, Inc. (b)...............................................        400            32,875
                                                                                           ------------
                                                                                                259,093
                                                                                           ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
  AT&T Corp.- Liberty Media Group Class A (b).............................     18,200           441,350
  Comcast Corp. Special Class A (b).......................................     17,100           692,550
  MediaOne Group, Inc. (b)................................................     16,500         1,098,281
                                                                                           ------------
                                                                                              2,232,181
                                                                                           ------------
CHEMICALS--0.9%
  Air Products & Chemicals, Inc...........................................      8,400           258,824
  Dow Chemical Co. (The)..................................................     12,000           362,250
  Praxair, Inc............................................................      5,300           198,419
  Rohm & Haas Co..........................................................      7,500           258,750
                                                                                           ------------
                                                                                              1,078,243
                                                                                           ------------
CHEMICALS (DIVERSIFIED)--0.2%
  PPG Industries, Inc.....................................................      5,100           225,994
                                                                                           ------------
COMMUNICATIONS EQUIPMENT--2.5%
  Corning, Inc............................................................      1,300           350,837
  Lucent Technologies, Inc. (c)...........................................     23,300         1,380,525
  Motorola, Inc...........................................................     30,300           880,594
  QUALCOMM, Inc. (b)......................................................      2,500           150,000
  Tellabs, Inc. (b).......................................................      5,800           396,937
                                                                                           ------------
                                                                                              3,158,893
                                                                                           ------------
COMPUTERS (HARDWARE)--6.1%
  Apple Computer, Inc. (b)................................................      4,800           251,400
  Compaq Computer Corp....................................................     23,200           593,050
  Dell Computer Corp. (b).................................................     34,000         1,676,625
  Hewlett-Packard Co......................................................     13,200         1,648,350
  International Business Machines Corp. (c)...............................     12,300         1,347,619
  Sun Microsystems, Inc. (b)..............................................     22,300         2,027,906
                                                                                           ------------
                                                                                              7,544,950
                                                                                           ------------
COMPUTERS (NETWORKING)--4.0%
  Cisco Systems, Inc. (c).................................................     77,900         4,951,519
                                                                                           ------------
COMPUTERS (PERIPHERALS)--1.3%
  EMC Corp. (b)...........................................................     12,500           961,719
  Lexmark International Group, Inc. Class A (b)...........................      1,800           121,050
  Seagate Technology, Inc. (b)............................................      8,600           473,000
                                                                                           ------------
                                                                                              1,555,769
                                                                                           ------------
COMPUTERS (SOFTWARE & SERVICES)--8.1%
  Adobe Systems, Inc......................................................      1,900           247,000
  America Online, Inc. (b)................................................     28,800         1,519,200
  Autodesk, Inc...........................................................        500            17,344
  BMC Software, Inc. (b)..................................................      3,800           138,641
  Citrix Systems, Inc. (b)................................................      2,700            51,131
  Computer Associates International, Inc..................................      8,300           424,856
  Microsoft Corp. (c).....................................................     58,400         4,672,000

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
  Network Associates, Inc. (b)............................................      1,800      $     36,675
  Oracle Corp. (b)........................................................     19,800         1,664,437
  Siebel Systems, Inc. (b)................................................      2,700           441,619
  Symantec Corp. (b)......................................................        900            48,544
  TIBCO Software, Inc. (b)................................................      2,500           268,086
  VERITAS Software Corp. (b)..............................................      2,600           293,841
  Yahoo!, Inc. (b)........................................................      2,100           260,137
                                                                                           ------------
                                                                                             10,083,511
                                                                                           ------------
CONSUMER FINANCE--0.4%
  Capital One Financial Corp..............................................      3,200           142,800
  Countrywide Credit Industries, Inc......................................      1,000            30,312
  Household International, Inc............................................      3,300           137,156
  Providian Financial Corp................................................      2,000           180,000
                                                                                           ------------
                                                                                                490,268
                                                                                           ------------
CONTAINERS & PACKAGING (PAPER)--0.0%
  Temple-Inland, Inc......................................................      1,100            46,200
                                                                                           ------------
ELECTRIC COMPANIES--1.6%
  Allegheny Energy, Inc...................................................      1,900            52,012
  Ameren Corp.............................................................        700            23,625
  CMS Energy Corp.........................................................      3,000            66,375
  CP&L Energy, Inc........................................................      6,300           201,206
  Cinergy Corp............................................................      4,100           104,294
  Consolidated Edison, Inc................................................      3,700           109,612
  DTE Energy Co...........................................................      3,400           103,912
  Dominion Resources, Inc.................................................      3,400           145,775
  Edison International....................................................      6,000           123,000
  Entergy Corp............................................................      5,500           149,531
  FPL Group, Inc..........................................................      3,100           153,450
  GPU, Inc................................................................      2,600            70,362
  Nisource................................................................      2,500            46,562
  PG&E Corp...............................................................      8,500           209,312
  PPL Corp................................................................      3,900            85,556
  Pinnacle Systems, Inc...................................................      2,500            84,687
  TXU Corp................................................................      6,600           194,700
  Wisconsin Energy Corp...................................................      3,200            63,400
                                                                                           ------------
                                                                                              1,987,371
                                                                                           ------------
ELECTRICAL EQUIPMENT--4.9%
  Cooper Industries, Inc..................................................      2,200            71,637
  Emerson Electric Co.....................................................      2,200           132,825
  General Electric Co. (c)................................................    108,300         5,739,900
  Rockwell International Corp.............................................      4,100           129,150
                                                                                           ------------
                                                                                              6,073,512
                                                                                           ------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.0%
  Grainger (W.W.), Inc....................................................      1,400            43,137
                                                                                           ------------
ELECTRONICS (INSTRUMENTATION)--0.3%
  Agilent Technologies, Inc. (b)..........................................      5,000           368,750
                                                                                           ------------
ELECTRONICS (SEMICONDUCTORS)--6.2%
  Advanced Micro Devices, Inc. (b)........................................      2,200           169,950
  Altera Corp. (b)........................................................      2,800           285,425
  Intel Corp. (c).........................................................     37,800         5,053,387
  JDS Uniphase Corp. (b)..................................................        100            11,987
  Lattice Semiconductor Corp. (b).........................................        600            41,475
  Micron Technology, Inc. (b).............................................      4,700           413,894
  National Semiconductor Corp. (b)........................................      2,500           141,875
  Texas Instruments, Inc..................................................     23,300         1,600,419
                                                                                           ------------
                                                                                              7,718,412
                                                                                           ------------
ENTERTAINMENT--1.5%
  Fox Entertainment Group, Inc. Class A (b)...............................      3,900           118,463
  Time Warner, Inc........................................................     15,800         1,200,800
  Viacom, Inc. Class B (b)................................................      4,800           327,300
  Walt Disney Co. (The)...................................................      4,700           182,419
                                                                                           ------------
                                                                                              1,828,982
                                                                                           ------------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
EQUIPMENT (SEMICONDUCTORS)--0.8%
  Applied Materials, Inc. (b).............................................     11,400      $  1,033,125
                                                                                           ------------
FINANCIAL (DIVERSIFIED)--4.3%
  Ambac Financial Group, Inc..............................................      1,800            98,663
  American Express Co.....................................................      1,100            57,338
  Associates First Capital Corp. Class A..................................     10,900           243,206
  CIT Group, Inc. (The) Class A...........................................      4,800            78,000
  Citigroup, Inc. (c).....................................................     40,900         2,464,225
  Fannie Mae..............................................................     14,700           767,156
  Financial Security Assurance Holdings Ltd...............................        300            22,763
  Freddie Mac.............................................................     10,000           405,000
  Morgan Stanley Dean Witter & Co.........................................     14,200         1,182,150
                                                                                           ------------
                                                                                              5,318,501
                                                                                           ------------
FOODS--1.0%
  Bestfoods...............................................................      2,300           159,275
  General Mills, Inc......................................................      4,900           187,425
  Heinz (H.J.) Co.........................................................      7,300           319,375
  Kellogg Co..............................................................      8,300           246,925
  Nabisco Holdings Corp. Class A..........................................        300            15,750
  Quaker Oats Co. (The)...................................................      2,900           217,863
  Ralston-Ralston Purina Group............................................      5,200           103,675
                                                                                           ------------
                                                                                              1,250,288
                                                                                           ------------
FOOTWEAR--0.0%
  NIKE, Inc. Class B......................................................        300            11,944
                                                                                           ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
  International Game Technology (b).......................................      1,300            34,450
                                                                                           ------------
HEALTH CARE (DIVERSIFIED)--3.4%
  Abbott Laboratories.....................................................     17,800           793,213
  American Home Products Corp.............................................     16,400           963,500
  Bristol-Myers Squibb Co.................................................     29,600         1,724,200
  Johnson & Johnson.......................................................      7,600           774,250
                                                                                           ------------
                                                                                              4,255,163
                                                                                           ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.2%
  Forest Laboratories, Inc. (b)...........................................      1,000           101,000
  Lilly (Eli) & Co........................................................     16,700         1,667,913
  Merck & Co., Inc........................................................     24,000         1,839,000
  Pfizer, Inc.............................................................     47,900         2,299,200
  Pharmacia Corp..........................................................     15,300           790,819
  Schering-Plough Corp....................................................     20,500         1,035,250
                                                                                           ------------
                                                                                              7,733,182
                                                                                           ------------
HEALTH CARE (GENERIC AND OTHER)--0.1%
  ALZA Corp. (b)..........................................................      1,400            82,775
  Watson Pharmaceuticals, Inc. (b)........................................      1,000            53,750
                                                                                           ------------
                                                                                                136,525
                                                                                           ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.4%
  HCA-The Healthcare Co...................................................      8,600           261,225
  Tenet Healthcare Corp. (b)..............................................      9,100           245,700
                                                                                           ------------
                                                                                                506,925
                                                                                           ------------
HEALTH CARE (MANAGED CARE)--0.5%
  Aetna, Inc..............................................................      3,600           231,075
  UnitedHealth Group, Inc.................................................      3,300           282,975
  Wellpoint Health Networks, Inc. (b).....................................      1,500           108,656
                                                                                           ------------
                                                                                                622,706
                                                                                           ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.6%
  Bard (C.R.), Inc........................................................        400            19,250
  Baxter International, Inc...............................................        300            21,094
  Becton, Dickinson and Co................................................      5,500           157,781
  Boston Scientific Corp. (b).............................................      2,300            50,456
  Guidant Corp. (b).......................................................        400            19,800
  Medtronic, Inc..........................................................      8,600           428,388

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--CONTINUED
  St. Jude Medical, Inc...................................................      1,900      $     87,163
                                                                                           ------------
                                                                                                783,932
                                                                                           ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.6%
  Clorox Co. (The)........................................................      4,700           210,619
  Fort James Corp.........................................................      4,100            94,813
  Kimberly-Clark Corp.....................................................      8,700           499,163
  Procter & Gamble Co. (The)..............................................     20,900         1,196,525
                                                                                           ------------
                                                                                              2,001,120
                                                                                           ------------
INSURANCE (LIFE/HEALTH)--0.6%
  American General Corp...................................................        400            24,400
  John Hancock Financial Services, Inc. (b)...............................      5,500           130,281
  Lincoln National Corp...................................................      4,900           177,013
  MetLife, Inc. (b).......................................................     14,200           299,088
  Torchmark Corp..........................................................      3,500            86,406
                                                                                           ------------
                                                                                                717,188
                                                                                           ------------
INSURANCE (MULTI-LINE)--1.5%
  American International Group, Inc.......................................      9,700         1,139,750
  CIGNA Corp..............................................................      4,300           402,050
  Hartford Financial Services Group, Inc. (The)...........................      5,200           290,875
                                                                                           ------------
                                                                                              1,832,675
                                                                                           ------------
INSURANCE (PROPERTY-CASUALTY)--0.5%
  Allstate Corp. (The)....................................................     21,600           480,600
  MBIA, Inc...............................................................      2,600           125,288
                                                                                           ------------
                                                                                                605,888
                                                                                           ------------
INSURANCE BROKERS--0.1%
  Aon Corp................................................................      3,600           111,825
                                                                                           ------------
INVESTMENT BANKING/BROKERAGE--2.7%
  AXA Financial, Inc......................................................      7,800           265,200
  Ameritrade Holding Corp. Class A (b)....................................      3,200            37,200
  Bear Stearns Cos., Inc. (The)...........................................      3,300           137,363
  E*TRADE Group, Inc. (b).................................................      7,500           123,750
  Edwards (A.G.), Inc.....................................................        600            23,400
  Goldman Sachs Group, Inc. (The).........................................      7,000           664,125
  Lehman Brothers Holdings, Inc...........................................      2,100           198,581
  Merrill Lynch & Co., Inc................................................      8,800         1,012,000
  Paine Webber Group, Inc.................................................      2,200           100,100
  Schwab (Charles) Corp. (The)............................................     19,200           645,607
  TD Waterhouse Group, Inc. (b)...........................................      9,500           164,469
                                                                                           ------------
                                                                                              3,371,795
                                                                                           ------------
INVESTMENT MANAGEMENT--0.1%
  Franklin Resources, Inc.................................................      3,200            97,200
                                                                                           ------------
IRON & STEEL--0.1%
  Allegheny Technologies. Inc.............................................      2,900            52,200
  Nucor Corp..............................................................      1,700            56,419
                                                                                           ------------
                                                                                                108,619
                                                                                           ------------
LEISURE TIME (PRODUCTS)--0.1%
  Hasbro, Inc.............................................................      3,800            57,238
  Mattel, Inc.............................................................      8,900           117,369
                                                                                           ------------
                                                                                                174,607
                                                                                           ------------
LODGING-HOTELS--0.1%
  Marriott International, Inc. Class A....................................      4,900           176,706
                                                                                           ------------
MACHINERY (DIVERSIFIED)--0.3%
  Caterpillar, Inc........................................................      7,600           257,450
  Ingersoll-Rand Co.......................................................      3,500           140,875
                                                                                           ------------
                                                                                                398,325
                                                                                           ------------
MANUFACTURING (DIVERSIFIED)--1.9%
  Eaton Corp..............................................................      1,700           113,900
  Honeywell International, Inc............................................     19,600           660,275
  ITT Industries, Inc.....................................................      3,800           115,425

                                                                               SHARES         VALUE
                                                                            ------------  --------------
MANUFACTURING (DIVERSIFIED)--CONTINUED
  Johnson Controls, Inc...................................................      1,700      $     87,231
  Parker-Hannifin Corp....................................................        800            27,400
  Tyco International Ltd..................................................     26,400         1,250,700
  United Technologies Corp................................................        900            52,988
                                                                                           ------------
                                                                                              2,307,919
                                                                                           ------------
NATURAL GAS--0.5%
  Columbia Energy Group...................................................      1,400            91,875
  Dynegy, Inc. Class A....................................................      1,800           122,963
  El Paso Energy Corp.....................................................      2,800           142,625
  Williams Cos., Inc. (The)...............................................      5,200           216,775
                                                                                           ------------
                                                                                                574,238
                                                                                           ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.2%
  Baker Hughes, Inc.......................................................      4,400           140,800
  Cooper Cameron Corp. (b)................................................        600            39,600
  Global Marine, Inc. (b).................................................      2,200            62,013
                                                                                           ------------
                                                                                                242,413
                                                                                           ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
  Anadarko Petroleum Corp.................................................      1,600            78,900
  Apache Corp.............................................................      1,300            76,456
  Devon Energy Corporation................................................      1,000            56,188
  Union Pacific Resources Group, Inc......................................      3,600            79,200
                                                                                           ------------
                                                                                                290,744
                                                                                           ------------
OIL (DOMESTIC INTEGRATED)--0.3%
  Amerada Hess Corp.......................................................        200            12,350
  Conoco, Inc. Class A....................................................        100             2,200
  Conoco, Inc. Class B....................................................      7,900           194,044
  Phillips Petroleum Co...................................................      2,200           111,513
                                                                                           ------------
                                                                                                320,107
                                                                                           ------------
OIL (INTERNATIONAL INTEGRATED)--3.6%
  Chevron Corp............................................................      9,700           822,681
  Exxon Mobil Corp........................................................     41,500         3,260,344
  Texaco, Inc.............................................................      7,100           378,075
                                                                                           ------------
                                                                                              4,461,100
                                                                                           ------------
PAPER & FOREST PRODUCTS--0.3%
  Georgia-Pacific Group...................................................      3,500            91,875
  International Paper Co..................................................      8,500           253,406
  Smurfit-Stone Container Corp. (b).......................................      4,400            56,650
  Weyerhaeuser Co.........................................................        200             8,600
                                                                                           ------------
                                                                                                410,531
                                                                                           ------------
PERSONAL CARE--0.6%
  Estee Lauder Cos., Inc. (The) Class A...................................      1,700            84,077
  Gillette Co. (The)......................................................     20,400           712,725
                                                                                           ------------
                                                                                                796,802
                                                                                           ------------
PHOTOGRAPHY/IMAGING--0.4%
  Eastman Kodak Co........................................................      9,400           559,300
                                                                                           ------------
PUBLISHING (NEWSPAPERS)--0.5%
  Gannett Co., Inc........................................................      7,300           436,631
  Knight-Ridder, Inc......................................................      2,100           111,694
  New York Times Co. (The) Class A........................................      2,000            79,000
                                                                                           ------------
                                                                                                627,325
                                                                                           ------------
RAILROADS--0.4%
  Burlington Northern Santa Fe Corp.......................................      7,600           174,325
  CSX Corp................................................................      4,300            91,106
  Norfolk Southern Corp...................................................      8,400           124,950
  Union Pacific Corp......................................................      4,500           167,344
                                                                                           ------------
                                                                                                557,725
                                                                                           ------------
REITS--0.2%
  Starwood Hotels & Resorts Worldwide, Inc................................      6,100           197,106
                                                                                           ------------

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
RESTAURANTS--0.1%
  McDonald's Corp.........................................................      3,900      $    128,456
                                                                                           ------------
RETAIL (BUILDING SUPPLIES)--0.9%
  Home Depot, Inc. (The)..................................................     16,200           808,988
  Lowe's Cos., Inc........................................................      6,400           262,800
                                                                                           ------------
                                                                                              1,071,788
                                                                                           ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.1%
  Circuit City Stores-Circuit City Group..................................      4,400           146,025
                                                                                           ------------
RETAIL (DEPARTMENT STORES)--0.4%
  Federated Department Stores, Inc. (b)...................................      4,900           165,375
  May Department Stores Co. (The).........................................      8,400           201,600
  Nordstrom, Inc..........................................................        800            19,300
  Penney (J.C.) Co., Inc..................................................      4,400            81,125
                                                                                           ------------
                                                                                                467,400
                                                                                           ------------
RETAIL (FOOD CHAINS)--0.3%
  Kroger Co. (The) (b)....................................................     17,900           394,919
                                                                                           ------------
RETAIL (GENERAL MERCHANDISE)--3.2%
  Sears, Roebuck & Co.....................................................      5,700           185,963
  Target Corp.............................................................      9,500           551,000
  Wal-Mart Stores, Inc. (c)...............................................     55,400         3,192,425
                                                                                           ------------
                                                                                              3,929,388
                                                                                           ------------
RETAIL (SPECIALTY-APPAREL)--0.7%
  Gap, Inc. (The).........................................................     18,500           578,125
  Limited, Inc. (The).....................................................      7,200           155,700
  TJX Cos., Inc. (The)....................................................      8,300           155,625
                                                                                           ------------
                                                                                                889,450
                                                                                           ------------
SAVINGS & LOAN COMPANIES--0.4%
  Charter One Financial, Inc..............................................      3,000            69,000
  Dime Bancorp, Inc.......................................................      2,400            37,800
  Golden West Financial Corp..............................................      2,600           106,113
  GreenPoint Financial Corp...............................................      1,800            33,750
  Washington Mutual, Inc..................................................      7,900           228,113
                                                                                           ------------
                                                                                                474,776
                                                                                           ------------
SERVICES (ADVERTISING/MARKETING)--0.1%
  DoubleClick, Inc. (b)...................................................      1,700            64,813
                                                                                           ------------
SERVICES (COMMERCIAL & CONSUMER)--0.3%
  Cendant Corp. (b).......................................................     24,400           341,600
                                                                                           ------------
SERVICES (COMPUTER SYSTEMS)--0.2%
  Electronic Data Systems Corp............................................      6,700           276,375
                                                                                           ------------
SERVICES (DATA PROCESSING)--0.1%
  Automatic Data Processing, Inc..........................................      3,300           176,756
                                                                                           ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
  Sprint Corp. (PCS Group) (b)............................................      1,900           113,050
                                                                                           ------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.1%
  AT&T Corp...............................................................     22,500           711,563
  Allegiance Telecom, Inc. (b)............................................      1,400            89,600
  WorldCom, Inc. (c)......................................................     40,800         1,871,700
                                                                                           ------------
                                                                                              2,672,863
                                                                                           ------------
TELEPHONE--3.4%
  ALLTEL Corp.............................................................      2,000           123,875

                                                                               SHARES         VALUE
                                                                            ------------  --------------
TELEPHONE--CONTINUED
  Bell Atlantic Corp......................................................      9,900      $    503,044
  BellSouth Corp..........................................................      4,900           208,863
  GTE Corp................................................................     16,700         1,039,575
  SBC Communications, Inc.................................................     46,800         2,024,100
  U S West, Inc...........................................................      4,200           360,150
                                                                                           ------------
                                                                                              4,259,607
                                                                                           ------------
TEXTILES (APPAREL)--0.1%
  Jones Apparel Group, Inc. (b)...........................................      3,100            72,850
                                                                                           ------------
TOBACCO--1.0%
  Philip Morris Cos., Inc.................................................     45,800         1,216,563
                                                                                           ------------
TRUCKERS--0.0%
  C.H. Robinson Worldwide, Inc............................................        400            19,800
                                                                                           ------------
TRUCKS & PARTS--0.1%
  PACCAR, Inc.............................................................      1,900            75,406
                                                                                           ------------
TOTAL COMMON STOCKS
  (Identified cost $102,611,997)........................................................    116,588,710
                                                                                           ------------
FOREIGN COMMON STOCKS--4.9%
ALUMINUM--0.1%
  Alcan Aluminum Ltd. (Canada)............................................      3,100            96,100
                                                                                           ------------
COMMUNICATIONS EQUIPMENT--2.1%
  Nortel Networks Corp....................................................     38,800         2,648,100
                                                                                           ------------
ENTERTAINMENT--0.5%
  Seagram Company Ltd. (The) (Canada).....................................     11,400           661,200
                                                                                           ------------
FOODS--0.4%
  Unilever NV (Netherlands)...............................................     10,900           468,700
                                                                                           ------------
OIL (INTERNATIONAL INTEGRATED)--1.4%
  Royal Dutch Petroleum Co. NY Registered Shares (Netherlands)............
                                                                               28,600         1,760,688
                                                                                           ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
  Global Crossing Ltd. (Bermuda) (b)......................................     16,100           423,631
                                                                                           ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,090,557)..........................................................      6,058,419
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS--98.8%
  (Identified cost $107,942,376)........................................................    122,886,567
                                                                                           ------------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--1.3%
COMMERCIAL PAPER--1.3%
  Ford Motor Credit Co. 6.70%, 7/7/00.......................  A-1             $ 1,575         1,573,241
                                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,573,241)..........................................................      1,573,241
                                                                                           ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $109,515,617)........................................................    124,459,808(a)
  Cash and receivables, less liabilities--(0.1%)........................................        (69,601)
                                                                                           ------------
NET ASSETS--100.0%......................................................................   $124,390,207
                                                                                           ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,812,430 and gross depreciation of $11,167,040 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $109,814,418.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $109,515,617).............................................  $ 124,459,808
Cash........................................................         10,013
Receivables
  Investment securities sold................................        142,670
  Dividends and interest....................................        117,868
  Fund shares sold..........................................         50,884
  Variation margin for futures contracts....................         15,150
Prepaid expenses............................................            687
                                                              -------------
    Total assets............................................    124,797,080
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        223,065
  Fund shares repurchased...................................         76,205
  Investment advisory fee...................................         23,234
  Financial agent fee.......................................         13,976
  Trustees' fee.............................................          3,041
Accrued expenses............................................         67,352
                                                              -------------
    Total liabilities.......................................        406,873
                                                              -------------
NET ASSETS..................................................  $ 124,390,207
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 108,910,680
  Undistributed net investment income.......................        176,876
  Accumulated net realized gain.............................        385,335
  Net unrealized appreciation...............................     14,917,316
                                                              -------------
NET ASSETS..................................................  $ 124,390,207
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      8,868,864
                                                              =============
Net asset value and offering price per share................  $       14.03
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     801,898
  Interest..................................................         62,390
  Foreign taxes withheld....................................         (8,280)
                                                              -------------
    Total investment income.................................        856,008
                                                              -------------
EXPENSES
  Investment advisory fee...................................        277,735
  Financial agent fee.......................................         83,441
  Custodian.................................................         26,013
  Printing..................................................         19,959
  Professional..............................................          6,355
  Trustees..................................................          2,604
  Miscellaneous.............................................          5,332
                                                              -------------
    Total expenses..........................................        421,439
    Less expenses borne by investment adviser...............        (82,008)
                                                              -------------
    Net expenses............................................        339,431
                                                              -------------
NET INVESTMENT INCOME.......................................        516,577
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        707,992
  Net realized loss on futures contracts....................       (164,796)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (3,586,810)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (3,043,614)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (2,527,037)
                                                              =============

                       See Notes to Financial Statements

               PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00        YEAR ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     516,577   $     999,671
  Net realized gain (loss)..................................        543,196       9,135,132
  Net change in unrealized appreciation (depreciation)......     (3,586,810)      7,891,861
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     (2,527,037)     18,026,664
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (344,478)       (994,894)
  Net realized gains........................................     (2,922,572)     (6,542,091)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (3,267,050)     (7,536,985)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,713,264 and 5,584,453
    shares, respectively)...................................     24,454,625      78,731,870
  Net asset value of shares issued from reinvestment of
    distributions (233,918 and 517,025 shares,
    respectively)...........................................      3,267,050       7,536,985
  Cost of shares repurchased (2,084,303 and 2,409,378
    shares, respectively)...................................    (29,397,381)    (34,420,459)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     (1,675,706)     51,848,396
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     (7,469,793)     62,338,075
NET ASSETS
  Beginning of period.......................................    131,860,000      69,521,925
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $176,876 AND $4,777, RESPECTIVELY).....  $ 124,390,207   $ 131,860,000
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       FROM
                                               SIX MONTHS         YEAR ENDED        INCEPTION
                                                  ENDED          DECEMBER 31,        7/15/97
                                                 6/30/00    ----------------------      TO
                                               (UNAUDITED)     1999        1998      12/31/97
                                               -----------  ----------  ----------  ----------
Net asset value, beginning of period.........    $14.64       $13.08      $10.49      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............      0.06         0.12        0.12        0.05
  Net realized and unrealized gain (loss)....     (0.29)        2.33        3.19        0.54
                                                 ------       ------      ------      ------
    TOTAL FROM INVESTMENT OPERATIONS.........     (0.23)        2.45        3.31        0.59
                                                 ------       ------      ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income.......     (0.04)       (0.12)      (0.12)      (0.05)
  Dividends from net realized gains..........     (0.34)       (0.77)      (0.60)      (0.05)
                                                 ------       ------      ------      ------
    TOTAL DISTRIBUTIONS......................     (0.38)       (0.89)      (0.72)      (0.10)
                                                 ------       ------      ------      ------
CHANGE IN NET ASSET VALUE....................     (0.61)        1.56        2.59        0.49
                                                 ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD...............    $14.03       $14.64      $13.08      $10.49
                                                 ======       ======      ======      ======
Total return.................................     (1.61)%(3)    18.86%     31.68%       5.83%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........  $124,390     $131,860     $69,522     $30,851
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(2)......................      0.55%(1)     0.55%       0.55%       0.55%(1)
  Net investment income......................      0.83%(1)     0.95%       1.08%       1.46%(1)
Portfolio turnover rate......................        26%(3)       45%         45%          9%(3)

(1) Annualized.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.68%, 0.75%, 0.82% and 1.05% for the periods ended June 30, 2000, December 31, 1999, 1998 and 1997, respectively.
(3) Not annualized.

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--69.0%
BANKS (MAJOR REGIONAL)--0.6%
  Bank of New York Co., Inc. (The)........................................      1,450      $    67,425
                                                                                           -----------
BEVERAGES (ALCOHOLIC)--1.4%
  Anheuser-Busch Cos., Inc................................................      1,925          143,773
                                                                                           -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--9.5%
  AT&T Corp.- Liberty Media Group Class A (b).............................     11,915          288,939
  Comcast Corp. Special Class A (b).......................................      4,225          171,113
  Cox Communications, Inc. Class A (b)....................................      2,985          136,004
  Hispanic Broadcasting Corp. (b).........................................      2,100           69,562
  Infinity Broadcasting Corp. Class A (b).................................      4,565          166,337
  Univision Communications, Inc. Class A (b)..............................      1,575          163,013
                                                                                           -----------
                                                                                               994,968
                                                                                           -----------
CHEMICALS--1.9%
  Du Pont (E.I.) de Nemours & Co..........................................      1,055           46,156
  Lyondell Chemical Co....................................................      7,180          120,265
  Praxair, Inc............................................................        835           31,260
                                                                                           -----------
                                                                                               197,681
                                                                                           -----------
COMMUNICATIONS EQUIPMENT--1.3%
  Corning, Inc............................................................        515          138,986
                                                                                           -----------
COMPUTERS (NETWORKING)--2.3%
  Cisco Systems, Inc. (b).................................................      3,805          241,855
                                                                                           -----------
COMPUTERS (PERIPHERALS)--5.0%
  EMC Corp. (b)...........................................................      6,776          521,329
                                                                                           -----------
COMPUTERS (SOFTWARE & SERVICES)--4.5%
  Cadence Design System, Inc. (b).........................................      6,035          122,963
  Oracle Corp. (b)........................................................      1,150           96,672
  VERITAS Software Corp. (b)..............................................        952          107,591
  VeriSign, Inc. (b)......................................................        697          123,045
  i2 Technologies, Inc. (b)...............................................        240           25,024
                                                                                           -----------
                                                                                               475,295
                                                                                           -----------
ELECTRICAL EQUIPMENT--7.1%
  General Electric Co.....................................................     11,085          587,505
  Symbol Technologies, Inc................................................      2,895          161,215
                                                                                           -----------
                                                                                               748,720
                                                                                           -----------
ELECTRONICS (SEMICONDUCTORS)--5.7%
  Advanced Micro Devices, Inc. (b)........................................      1,435          110,854
  Linear Technology Corp..................................................      1,935          123,719
  Maxim Integrated Products, Inc. (b).....................................      1,880          127,723
  Texas Instruments, Inc..................................................      3,410          234,224
                                                                                           -----------
                                                                                               596,520
                                                                                           -----------
ENTERTAINMENT--3.6%
  Time Warner, Inc........................................................      1,445          109,820
  Viacom, Inc. Class B (b)................................................      3,895          265,590
                                                                                           -----------
                                                                                               375,410
                                                                                           -----------
FINANCIAL (DIVERSIFIED)--5.5%
  American Express Co.....................................................      5,445          283,821
  Associates First Capital Corp. Class A..................................      5,265          117,475
  Citigroup, Inc..........................................................      2,930          176,533
                                                                                           -----------
                                                                                               577,829
                                                                                           -----------
HEALTH CARE (DIVERSIFIED)--0.6%
  Allergan, Inc...........................................................        785           58,483
                                                                                           -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.8%
  Genentech, Inc. (b).....................................................        500           86,000
  Pfizer, Inc.............................................................      1,870           89,760

                                                                               SHARES         VALUE
                                                                            ------------  --------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
  Pharmacia Corp..........................................................      2,210      $   114,229
                                                                                           -----------
                                                                                               289,989
                                                                                           -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.5%
  Maytag Corp.............................................................      1,455           53,653
                                                                                           -----------
INSURANCE (MULTI-LINE)--1.5%
  American International Group, Inc.......................................      1,345          158,038
                                                                                           -----------
INVESTMENT BANKING/BROKERAGE--0.6%
  Schwab (Charles) Corp. (The)............................................      1,915           64,392
                                                                                           -----------
LEISURE TIME (PRODUCTS)--0.2%
  Harley-Davidson, Inc....................................................        635           24,448
                                                                                           -----------
NATURAL GAS--3.8%
  El Paso Energy Corp.....................................................      3,785          192,798
  Enron Corp..............................................................      3,180          205,110
                                                                                           -----------
                                                                                               397,908
                                                                                           -----------
RETAIL (BUILDING SUPPLIES)--1.3%
  Home Depot, Inc. (The)..................................................      2,717          135,680
                                                                                           -----------
RETAIL (GENERAL MERCHANDISE)--2.1%
  Wal-Mart Stores, Inc....................................................      3,910          225,314
                                                                                           -----------
RETAIL (SPECIALTY-APPAREL)--0.4%
  Gap, Inc. (The).........................................................      1,390           43,438
                                                                                           -----------
SERVICES (ADVERTISING/MARKETING)--0.3%
  DoubleClick, Inc. (b)...................................................        855           32,597
                                                                                           -----------
SERVICES (DATA PROCESSING)--2.6%
  Automatic Data Processing, Inc..........................................      3,640          194,968
  Paychex, Inc............................................................      2,007           84,294
                                                                                           -----------
                                                                                               279,262
                                                                                           -----------
SPECIALTY PRINTING--0.4%
  Valassis Communications, Inc. (b).......................................      1,065           40,603
                                                                                           -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.2%
  Nextel Communications, Inc. Class A (b).................................      1,040           63,635
  Sprint Corp. (PCS Group) (b)............................................      2,050          121,975
  VoiceStream Wireless Corp. (b)..........................................        402           46,751
                                                                                           -----------
                                                                                               232,361
                                                                                           -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.2%
  McLeodUSA, Inc. Class A (b).............................................      6,075          125,677
                                                                                           -----------
TRUCKS & PARTS--0.1%
  Cummins Engine Co., Inc.................................................        345            9,401
                                                                                           -----------
TOTAL COMMON STOCKS
  (Identified cost $6,883,030)..........................................................     7,251,035
                                                                                           -----------
FOREIGN COMMON STOCKS--8.9%
COMMUNICATIONS EQUIPMENT--4.6%
  Nokia Oyi (Finland).....................................................        572           29,307
  Nokia Oyj Sponsored ADR (Finland).......................................      7,625          380,773
  Telefonaktiebolaget LM Ericsson AB ADR (Sweden).........................      3,850           77,000
                                                                                           -----------
                                                                                               487,080
                                                                                           -----------
ELECTRICAL EQUIPMENT--1.2%
  Samsung Electronics Sponsored GDR (South Korea).........................      1,380          126,098
                                                                                           -----------
INSURANCE (LIFE/HEALTH)--1.2%
  Prudential PLC (United Kingdom).........................................      8,626          126,409
                                                                                           -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
  Vodafone AirTouch PLC ADR (United Kingdom)..............................        920           38,123
                                                                                           -----------

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
  Telefonica SA Sponsored ADR (Spain) (b).................................        795      $    50,930
                                                                                           -----------
TELEPHONE--1.0%
  Telefonica SA (Spain) (b)...............................................      4,914          105,986
                                                                                           -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $977,701)............................................................       934,626
                                                                                           -----------
FOREIGN PREFERRED STOCKS--0.3%
AUTOMOBILES--0.3%
  Porsche AG (Germany)....................................................         11           29,894
                                                                                           -----------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $30,082).............................................................        29,894
                                                                                           -----------
CONVERTIBLE PREFERRED STOCKS--5.9%
BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
  Comcast Corp. Cv. Pfd. 2%...............................................      1,250          137,500
  Mediaone Group (PIES) Cv. Pfd. 6.25%....................................        650           58,459
                                                                                           -----------
                                                                                               195,959
                                                                                           -----------
COMPUTERS (NETWORKING)--0.4%
  PSINet, Inc. Cv. Pfd. 144A 7% (c).......................................      1,220           41,328
                                                                                           -----------
ELECTRIC COMPANIES--2.0%
  Alliant Energy Resources, Inc. Cv. Pfd. 144A 7.25% (c)..................        560           38,500
  Reliant Energy, Inc. Cv. Pfd. 2%........................................      2,355          171,032
                                                                                           -----------
                                                                                               209,532
                                                                                           -----------
PUBLISHING (NEWSPAPERS)--1.7%
  Tribune Co. Cv. Pfd. 2%.................................................      1,535          176,909
                                                                                           -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $683,465)............................................................       623,728
                                                                                           -----------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
CONVERTIBLE BONDS--3.6%
BROADCASTING (TELEVISION, RADIO & CABLE)--1.1%
  Clear Channel Communications, Inc. Cv. 2.625%, 4/1/03.....  BBB-             $   95          122,431
                                                                                           -----------
COMPUTERS (SOFTWARE & SERVICES)--1.0%
  BEA Systems, Inc. Cv. 144A 4%, 12/15/06 (c)...............  NR                   18           27,967
  BEA Systems, Inc. Cv. 4%, 12/15/06........................  NR                    2            3,128
                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
  Exodus Communications, Inc. Cv. 4.75%, 7/15/08............  CCC+             $   26      $    37,050
  i2 Technologies, Inc. Cv. 144A 5.25%, 12/15/06 (c)........  NR                   21           32,051
  i2 Technologies, Inc. Cv. 5.25%, 12/15/06.................  NR                    3            4,628
                                                                                           -----------
                                                                                               104,824
                                                                                           -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.1%
  Nextel Communications, Inc. Cv. 144A 5.25%,
    1/15/10 (c).............................................  B                    44           44,440
  Nextel Communications, Inc. Cv. 4.75%, 7/1/07.............  B                    24           63,300
  Nextel Communications, Inc. Cv. 5.25%, 1/15/10............  B                     5            5,063
                                                                                           -----------
                                                                                               112,803
                                                                                           -----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
  NTL Corp. Cv. 7%, 12/15/08................................  CCC+                 26           41,600
                                                                                           -----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $446,674)............................................................       381,658
                                                                                           -----------
FOREIGN CONVERTIBLE BONDS--0.8%
MEXICO--0.6%
  Telefonos de Mexico SA de CV Cv. 4.25%, 6/15/04...........  BB+                  45           60,131
                                                                                           -----------
UNITED KINGDOM--0.2%
  Telewest PLC Cv. 144A 5.25%, 2/19/07 (c)(d)...............  B+                   17           22,841
                                                                                           -----------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $98,628).............................................................        82,972
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS--88.5%
  (Identified cost $9,119,580)..........................................................     9,303,913
                                                                                           -----------
SHORT-TERM OBLIGATIONS--19.0%
COMMERCIAL PAPER--19.0%
  FHLMC 6.57%, 7/3/00.......................................  A-1+              2,000        1,999,270
                                                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,999,270)..........................................................     1,999,270
                                                                                           -----------
TOTAL INVESTMENTS--107.5%
  (Identified cost $11,118,850).........................................................    11,303,183(a)
  Cash and receivables, less liabilities--(7.5%)........................................      (789,394)
                                                                                           -----------
NET ASSETS--100.0%......................................................................   $10,513,789
                                                                                           ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $707,411 and gross depreciation of $523,078 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $11,118,850.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $207,127 or 1.9% of net assets.
(d)  Par value represents British Pounds.

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $11,118,850)..............................................  $  11,303,183
Cash........................................................         29,992
Receivables
  Investment securities sold................................         38,507
  Fund shares sold..........................................          3,956
  Receivable from adviser...................................         12,437
  Interest and dividends....................................          7,403
                                                              -------------
    Total assets............................................     11,395,478
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        839,594
  Fund shares repurchased...................................            553
  Financial agent fee.......................................          6,361
  Trustees' fee.............................................          3,041
Accrued expenses............................................         32,140
                                                              -------------
    Total liabilities.......................................        881,689
                                                              -------------
NET ASSETS..................................................  $  10,513,789
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  10,385,713
  Undistributed net investment income.......................         13,169
  Accumulated net realized loss.............................        (69,426)
  Net unrealized appreciation...............................        184,333
                                                              -------------
NET ASSETS..................................................  $  10,513,789
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................        986,326
                                                              =============
Net asset value and offering price per share................  $       10.66
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $      35,406
  Dividends.................................................         15,715
  Foreign taxes withheld....................................           (121)
                                                              -------------
    Total investment income.................................         51,000
                                                              -------------
EXPENSES
  Investment advisory fee...................................         26,940
  Financial agent fee.......................................         40,505
  Professional..............................................         15,461
  Custodian.................................................         14,178
  Printing..................................................          8,833
  Trustees..................................................          2,605
  Miscellaneous.............................................          3,977
                                                              -------------
    Total expenses..........................................        112,499
    Less expenses borne by investment adviser...............        (80,805)
                                                              -------------
    Net expenses............................................         31,694
                                                              -------------
NET INVESTMENT INCOME.......................................         19,306
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................        (69,513)
  Net realized loss on foreign currency.....................         (1,305)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................         68,080
                                                              -------------
NET LOSS ON INVESTMENTS.....................................         (2,738)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $      16,568
                                                              =============

                       See Notes to Financial Statements

                       PHOENIX-JANUS EQUITY INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED      FROM INCEPTION
                                                                6/30/00      12/15/99 TO
                                                              (UNAUDITED)      12/31/99
                                                              ------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $    19,306     $     1,731
  Net realized gain (loss)..................................      (70,818)          1,392
  Net change in unrealized appreciation (depreciation)......       68,080         116,253
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       16,568         119,376
                                                              -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (7,868)             --
  Net realized gains........................................           --              --
                                                              -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (7,868)             --
                                                              -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (814,430 and 217,672 shares,
    respectively)...........................................    8,691,503       2,184,748
  Net asset value of shares issued from reinvestment of
    distributions (748 and 0 shares, respectively)..........        7,868              --
  Cost of shares repurchased (46,523 and 1 shares,
    respectively)...........................................     (498,396)            (10)
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    8,200,975       2,184,738
                                                              -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    8,209,675       2,304,114
NET ASSETS
  Beginning of period.......................................    2,304,114              --
                                                              -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $13,169 AND $1,731, RESPECTIVELY)......  $10,513,789     $ 2,304,114
                                                              ===========     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                     SIX MONTHS
                                        ENDED     FROM INCEPTION
                                       6/30/00     12/15/99 TO
                                     (UNAUDITED)     12/31/99
                                     -----------  --------------
Net asset value, beginning of
  period...........................    $ 10.59        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....       0.01           0.01
  Net realized and unrealized gain
    (loss).........................       0.07           0.58
                                       -------        -------
    TOTAL FROM INVESTMENT
     OPERATIONS....................       0.08           0.59
                                       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................     (0.008)            --
                                       -------        -------
    TOTAL DISTRIBUTIONS............     (0.008)            --
                                       -------        -------
CHANGE IN NET ASSET VALUE..........       0.07           0.59
                                       -------        -------
NET ASSET VALUE, END OF PERIOD.....    $ 10.66        $ 10.59
                                       =======        =======
Total return.......................       0.73%(2)        5.86%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................    $10,514         $2,304
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)............       1.00%(1)        1.00%(1)
  Net investment income............       0.61%(1)        1.89%(1)
Portfolio turnover rate............         40%(2)          11%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.55% and 18.81% for the periods ended June 30, 2000 and December 31, 1999, respectively.

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                              STANDARD    PAR
                                                              & POOR'S   VALUE
                                                               RATING    (000)        VALUE
                                                              --------  --------  --------------
U.S. GOVERNMENT SECURITIES--8.1%
U.S. TREASURY NOTES--8.1%
  U.S. Treasury Notes 6.50%, 2/15/10........................  AAA        $  650     $  671,107
                                                                                    ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $674,775)....................................................       671,107
                                                                                    ----------
AGENCY MORTGAGE-BACKED SECURITIES--3.7%
  FNMA 7.25%, 1/15/10.......................................   Aaa(d)       300        302,449
                                                                                    ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $299,547)....................................................       302,449
                                                                                    ----------
CORPORATE BONDS--61.8%
AUTOMOBILES--2.4%
  DaimlerChysler NA Holding Corp. 7.75%, 5/27/03............  A+            200        201,614
                                                                                    ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--10.4%
  Cox Communications, Inc. 7%, 8/15/01......................  BBB+          200        199,003
  Fox/Liberty Networks LLC 8.875%, 8/15/07..................  BBB-          250        248,125
  Galaxy Telecom L.P. 12.375%, 10/1/05......................  CC            200        173,000
  Libery Media Group 7.875%, 7/15/09........................  BBB-          250        240,695
                                                                                    ----------
                                                                                       860,823
                                                                                    ----------
COMMUNICATIONS EQUIPMENT--0.5%
  Lodgenet Entertainment 10.25%, 12/15/06...................  B              40         38,400
                                                                                    ----------
CONSUMER FINANCE--3.0%
  Ford Motor Credit Co. 7.5%, 6/15/03.......................  A             250        248,891
                                                                                    ----------
ENTERTAINMENT--1.4%
  Time Warner Inc., 8.18% 8/15/07...........................  BBB           115        117,699
                                                                                    ----------
FINANCIAL (DIVERSIFIED)--11.9%
  Citigroup, Inc. 7.45%, 6/6/02.............................  AA-           100        100,051
  GE Global Insurance Holdings Corp. 7.50%, 6/15/10.........  AA            150        148,722
  GS Escrow Corp. 7.0%, 8/1/03..............................  BB+           250        231,820
  General Electric Capital Corp., 7% 3/1/02.................  AAA           250        249,257
  IBM Credit Corp. 7.0%, 1/28/02............................  A+            250        249,262
                                                                                    ----------
                                                                                       979,112
                                                                                    ----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.4%
  Hard Rock Hotel, Inc. Series B 9.25%, 4/1/05..............  B-             40         36,700
                                                                                    ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--3.0%
  Tenet Healthcare Corp. 7.875%, 1/15/03....................  BB+           250        243,750
                                                                                    ----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.9%
  Procter & Gamble Co. 6.875%, 9/15/09......................  AA            250        243,631
                                                                                    ----------
NATURAL GAS--1.2%
  Enron Corp. 7.875%, 6/15/03...............................  BBB+          100        100,682
                                                                                    ----------
RETAIL (FOOD CHAINS)--8.7%
  Kroger Co. 8.05%, 2/1/10..................................  BBB-          250        248,434
  Safeway, Inc. 5.875%, 11/15/01............................  BBB           250        245,404
  Stater Brothers Holdings, Inc. 10.75%, 8/15/06............  B+            250        221,250
                                                                                    ----------
                                                                                       715,088
                                                                                    ----------
SERVICES (COMMERCIAL & CONSUMER)--2.9%
  Cendant Corp., 7.75% 12/01/03.............................  BBB           250        241,434
                                                                                    ----------
                                                              STANDARD    PAR
                                                              & POOR'S   VALUE
                                                               RATING    (000)        VALUE
                                                              --------  --------  --------------
TELECOMMUNICATIONS (LONG DISTANCE)--11.3%
  Global Crossing Holdings Ltd. 9.625%, 5/15/08.............  BB         $  150     $  146,250
  Level 3 Communications, Inc. 144A 11%, 3/15/08 (b)........  B              50         49,500
  Nextlink Communications 12.5%, 4/15/06....................  B             200        209,000
  Qwest Communications International, Inc. Series B 7.50%,
    11/1/08.................................................  BB+           250        243,013
  Viatel Inc. 11.50%, 3/15/09...............................  B-             50         38,000
  WorldCom, Inc. 6.125%, 8/15/01............................  A-            250        246,898
                                                                                    ----------
                                                                                       932,661
                                                                                    ----------
TELEPHONE--1.8%
  US West Communications, Inc. 7.625%, 6/9/03...............  A             150        149,815
                                                                                    ----------
TOTAL CORPORATE BONDS
  (Identified cost $5,216,411)..................................................     5,110,300
                                                                                    ----------
FOREIGN CORPORATE BONDS--8.9%
UNITED KINGDOM--0.7%
  Ono Finance PLC 144A 14%, 7/15/10 (b)(c)(e)...............  CCC+           60         56,078
                                                                                    ----------
BERMUDA--0.5%
  Global Crossing 9.5%, 11/15/09............................  BB             40         38,800
                                                                                    ----------
LUXEMBOURG--3.0%
  Tyco International Group SA 6.875%, 9/5/02................  A-            250        247,435
                                                                                    ----------
NETHERLANDS--2.4%
  Deutsche Telekom International Finance BV W.I. 8%,
    6/15/10.................................................  AA-           200        201,617
                                                                                    ----------
CANADA--2.3%
  Worldwide Fiber Inc 12%, 8/1/09...........................  B+            200        189,000
                                                                                    ----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $743,618)....................................................       732,930
                                                                                    ----------
CONVERTIBLE BONDS--0.5%
COMPUTERS (NETWORKING)--0.5%
  Candescent Technology Corp. 144A 8%, 5/01/03 (b)..........  NR             50         38,750
                                                                                    ----------
TOTAL CONVERTIBLE BONDS
  (Identified cost $40,661).....................................................        38,750
                                                                                    ----------
TOTAL LONG-TERM INVESTMENTS--83.0%
  (Identified cost $6,975,012)..................................................     6,855,536
                                                                                    ----------
SHORT-TERM OBLIGATIONS--19.3%
COMMERCIAL PAPER--19.3%
  FHLMC 6.57%, 7/3/00.......................................  A-1+        1,600      1,599,416
                                                                                    ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,599,416)..................................................     1,599,416
                                                                                    ----------
TOTAL INVESTMENTS--102.3%
  (Identified cost $8,574,428)..................................................     8,454,952(a)
  Cash and receivables, less liabilities--(2.3%)................................      (193,899)
                                                                                    ----------
NET ASSETS--100.0%..............................................................    $8,261,053
                                                                                    ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,742 and gross depreciation of $141,218 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $8,574,428.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $144,328 or 1.7% of net assets.
(c)  Par value represents Euro.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e)  Private placement.

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $8,574,428)...............................................  $   8,454,952
Cash........................................................         50,958
Receivables
  Interest and dividends....................................        142,617
  Fund shares sold..........................................         24,436
  Investment securities sold................................         18,616
  Receivable from adviser...................................         16,509
                                                              -------------
    Total assets............................................      8,708,088
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        403,501
  Fund shares repurchased...................................          2,937
  Financial agent fee.......................................          6,809
  Trustees' fee.............................................          3,041
Accrued expenses............................................         30,747
                                                              -------------
    Total liabilities.......................................        447,035
                                                              -------------
NET ASSETS..................................................  $   8,261,053
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   8,341,529
  Undistributed net investment income.......................         99,822
  Accumulated net realized loss.............................        (60,984)
  Net unrealized depreciation...............................       (119,314)
                                                              -------------
NET ASSETS..................................................  $   8,261,053
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................        833,710
                                                              =============
Net asset value and offering price per share................          $9.91
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     253,879
                                                              -------------
    Total investment income.................................        253,879
                                                              -------------
EXPENSES
  Investment advisory fee...................................         27,025
  Financial agent fee.......................................         39,138
  Professional..............................................         16,046
  Custodian.................................................          7,617
  Printing..................................................          7,597
  Trustees..................................................          2,605
  Miscellaneous.............................................          4,384
                                                              -------------
    Total expenses..........................................        104,412
    Custodian fees paid indirectly..........................         (3,880)
    Less expenses borne by investment adviser...............        (68,439)
                                                              -------------
    Net expenses............................................         32,093
                                                              -------------
NET INVESTMENT INCOME.......................................        221,786
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................        (52,017)
  Net realized loss on foreign currency.....................         (8,967)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................       (110,114)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency transactions......            232
                                                              -------------
NET LOSS ON INVESTMENTS.....................................       (170,866)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $      50,920
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED       FROM INCEPTION
                                                                 6/30/00       12/15/99 TO
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     221,786     $    10,770
  Net realized gain (loss)..................................        (60,984)             --
  Net change in unrealized appreciation (depreciation)......       (109,882)         (9,432)
                                                              -------------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................         50,920           1,338
                                                              -------------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (121,964)        (10,770)
  In excess of net investment income........................             --            (214)
                                                              -------------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (121,964)        (10,984)
                                                              -------------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (337,192 and 523,045 shares,
    respectively)...........................................      3,378,302       5,230,359
  Net asset value of shares issued from reinvestment of
    distributions (12,318 and 1,100 shares, respectively)...        121,964          10,984
  Cost of shares repurchased (39,941 and 4 shares,
    respectively)...........................................       (399,824)            (42)
                                                              -------------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      3,100,442       5,241,301
                                                              -------------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      3,029,398       5,231,655
NET ASSETS
  Beginning of period.......................................      5,231,655              --
                                                              -------------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $99,822 AND $0,
    RESPECTIVELY)...........................................  $   8,261,053     $ 5,231,655
                                                              =============     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS
                                                                  ENDED          FROM INCEPTION
                                                                 6/30/00          12/15/99 TO
                                                               (UNAUDITED)          12/31/99
                                                              --------------     --------------
Net asset value, beginning of period........................  $        9.98          $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................           0.27             0.02
  Net realized and unrealized gain (loss)...................          (0.19)           (0.02)
                                                              -------------          -------
    TOTAL FROM INVESTMENT OPERATIONS........................           0.08               --
                                                              -------------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income......................          (0.15)           (0.02)
                                                              -------------          -------
    TOTAL DISTRIBUTIONS.....................................          (0.15)           (0.02)
                                                              -------------          -------
CHANGE IN NET ASSET VALUE...................................          (0.07)           (0.02)
                                                              -------------          -------
NET ASSET VALUE, END OF PERIOD..............................  $        9.91          $  9.98
                                                              =============          =======
Total return................................................           0.76%(2)         0.02%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................         $8,261           $5,232
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses........................................           0.95%(1)(4)(5)        0.95%(1)(3)
  Net investment income.....................................           6.57%(1)         4.81%(1)
Portfolio turnover rate.....................................             85%(2)            0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 8.18% for the period ended December 31, 1999.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including custody credits) would have been 2.98% for the period ended June 30, 2000.
(5) For the six months ended June 30, 2000, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees, if expense offsets were excluded, the ratio would have been 1.06%.

                       See Notes to Financial Statements

                          PHOENIX-JANUS GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                         SHARES       VALUE
                                                                        --------  --------------
COMMON STOCKS--81.9%
BANKS (MAJOR REGIONAL)--2.2%
  Bank of New York Co., Inc. (The)....................................   25,200    $ 1,171,800
                                                                                   -----------
BEVERAGES (ALCOHOLIC)--1.3%
  Anheuser-Busch Cos., Inc............................................    9,025        674,055
                                                                                   -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--10.5%
  AT&T Corp.- Liberty Media Group Class A (b).........................   50,050      1,213,712
  Cablevision Systems Corp. Class A (b)...............................   16,725      1,135,209
  Comcast Corp. Special Class A (b)...................................   66,720      2,702,160
  Univision Communications, Inc. Class A (b)..........................    4,925        509,737
                                                                                   -----------
                                                                                     5,560,818
                                                                                   -----------
COMMUNICATIONS EQUIPMENT--2.0%
  General Motors Corp. Class H (b)....................................   11,575      1,015,706
  Lucent Technologies, Inc............................................      780         46,215
                                                                                   -----------
                                                                                     1,061,921
                                                                                   -----------
COMPUTERS (HARDWARE)--3.3%
  Dell Computer Corp. (b).............................................    6,225        306,970
  Sun Microsystems, Inc. (b)..........................................   15,700      1,427,719
                                                                                   -----------
                                                                                     1,734,689
                                                                                   -----------
COMPUTERS (NETWORKING)--3.8%
  Cisco Systems, Inc. (b).............................................   31,300      1,989,506
                                                                                   -----------
COMPUTERS (PERIPHERALS)--4.4%
  EMC Corp. (b).......................................................   30,650      2,358,134
                                                                                   -----------
COMPUTERS (SOFTWARE & SERVICES)--4.3%
  Microsoft Corp. (b).................................................   16,450      1,316,000
  VeriSign, Inc. (b)..................................................    5,500        970,750
                                                                                   -----------
                                                                                     2,286,750
                                                                                   -----------
ELECTRICAL EQUIPMENT--3.8%
  General Electric Co.................................................   38,275      2,028,575
                                                                                   -----------
ELECTRONICS (INSTRUMENTATION)--1.2%
  PE Corp.-PE Biosystems Group........................................    9,245        609,014
                                                                                   -----------
ELECTRONICS (SEMICONDUCTORS)--4.9%
  Linear Technology Corp..............................................   26,750      1,710,328
  Texas Instruments, Inc..............................................   13,200        906,675
                                                                                   -----------
                                                                                     2,617,003
                                                                                   -----------
ENTERTAINMENT--7.5%
  Time Warner, Inc....................................................   28,100      2,135,600
  Viacom, Inc. Class B (b)............................................   26,700      1,820,606
                                                                                   -----------
                                                                                     3,956,206
                                                                                   -----------
EQUIPMENT (SEMICONDUCTORS)--3.2%
  Applied Materials, Inc. (b).........................................   18,800      1,703,750
                                                                                   -----------
FINANCIAL (DIVERSIFIED)--6.6%
  American Express Co.................................................   19,950      1,039,894
  Citigroup, Inc......................................................   15,600        939,900
  Fannie Mae..........................................................    9,975        520,570
  Morgan Stanley Dean Witter & Co.....................................   12,200      1,015,650
                                                                                   -----------
                                                                                     3,516,014
                                                                                   -----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--2.7%
  MGM Grand, Inc......................................................   44,130      1,417,676
                                                                                   -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.8%
  Genentech, Inc. (b).................................................    4,335        745,620
  Pfizer, Inc.........................................................   17,394        834,900
  Schering-Plough Corp................................................    8,225        415,363
                                                                                   -----------
                                                                                     1,995,883
                                                                                   -----------

                                                                         SHARES       VALUE
                                                                        --------  --------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.6%
  Colgate-Palmolive Co................................................   14,450    $   865,194
                                                                                   -----------
INVESTMENT BANKING/BROKERAGE--1.9%
  Schwab (Charles) Corp. (The)........................................   30,100      1,012,113
                                                                                   -----------
LODGING-HOTELS--0.8%
  Carnival Corp.......................................................   20,800        405,600
                                                                                   -----------
NATURAL GAS--1.8%
  Enron Corp..........................................................   15,150        977,175
                                                                                   -----------
RETAIL (BUILDING SUPPLIES)--1.5%
  Home Depot, Inc. (The)..............................................   16,437        820,823
                                                                                   -----------
RETAIL (GENERAL MERCHANDISE)--2.1%
  Costco Wholesale Corp. (b)..........................................   11,925        393,525
  Wal-Mart Stores, Inc................................................   12,795        737,312
                                                                                   -----------
                                                                                     1,130,837
                                                                                   -----------
RETAIL (SPECIALTY)--1.1%
  Staples, Inc. (b)...................................................   36,500        561,188
                                                                                   -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--5.6%
  Nextel Communications, Inc. Class A (b).............................   24,810      1,518,062
  Sprint Corp. (PCS Group) (b)........................................   24,575      1,462,213
                                                                                   -----------
                                                                                     2,980,275
                                                                                   -----------
TOTAL COMMON STOCKS
  (Identified cost $41,073,573).................................................    43,434,999
                                                                                   -----------
FOREIGN COMMON STOCKS--11.3%
BROADCASTING (TELEVISION, RADIO & CABLE)--1.3%
  Grupo Televisa SA GDR (Mexico) (b)..................................    9,620        663,179
                                                                                   -----------
COMMUNICATIONS EQUIPMENT--4.2%
  Nokia Oyj ADR (Finland).............................................   44,725      2,233,455
                                                                                   -----------
ELECTRONICS (SEMICONDUCTORS)--0.9%
  Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR
    (Taiwan) (b)......................................................   12,768        494,760
                                                                                   -----------
EQUIPMENT (SEMICONDUCTORS)--2.1%
  ASM Lithography Holdings NV (Netherlands) (b).......................   25,075      1,106,434
                                                                                   -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
  Vodafone AirTouch PLC ADR (United Kingdom)..........................   12,700        526,256
                                                                                   -----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.8%
  Telefonica SA Sponsored ADR (Spain) (b).............................   15,225        975,352
                                                                                   -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $6,204,517)..................................................     5,999,436
                                                                                   -----------
TOTAL LONG-TERM INVESTMENTS--93.2%
  (Identified cost $47,278,090).................................................    49,434,435
                                                                                   -----------

                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)
                                                              --------  ----------
SHORT-TERM OBLIGATIONS--6.6%
COMMERCIAL PAPER--6.6%
  FHLMC 6.57%, 7/3/00.......................................  A-1+       $ 3,500       3,498,722
                                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,498,722)....................................................     3,498,722
                                                                                     -----------
TOTAL INVESTMENTS--99.8%
  (Identified cost $50,776,812)...................................................    52,933,157(a)
  Cash and receivables, less liabilities--0.2%....................................        94,247
                                                                                     -----------
NET ASSETS--100.0%................................................................   $53,027,404
                                                                                     ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,980,207 and gross depreciation of $2,823,862 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $50,776,812.
(b)  Non-income producing.

                       See Notes to Financial Statements

                          PHOENIX-JANUS GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $50,776,812)..............................................  $  52,933,157
Cash........................................................         80,837
Receivables
  Fund shares sold..........................................         91,937
  Interest and dividends....................................          2,592
                                                              -------------
    Total assets............................................     53,108,523
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased...................................         15,732
  Investment advisory fee...................................         17,307
  Financial agent fee.......................................          7,226
  Trustees' fee.............................................          3,041
Accrued expenses............................................         37,813
                                                              -------------
    Total liabilities.......................................         81,119
                                                              -------------
NET ASSETS..................................................  $  53,027,404
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $  51,087,923
  Undistributed net investment income.......................        129,225
  Accumulated net realized loss.............................       (346,089)
  Net unrealized appreciation...............................      2,156,345
                                                              -------------
NET ASSETS..................................................  $  53,027,404
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................      4,666,798
                                                              =============
Net asset value and offering price per share................  $       11.36
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     159,015
  Interest..................................................        148,639
  Foreign taxes withheld....................................         (1,697)
                                                              -------------
    Total investment income.................................        305,957
                                                              -------------
EXPENSES
  Investment advisory fee...................................        143,683
  Financial agent fee.......................................         44,936
  Professional..............................................         17,961
  Printing..................................................         12,414
  Custodian.................................................          9,682
  Trustees..................................................          2,605
  Miscellaneous.............................................          4,145
                                                              -------------
    Total expenses..........................................        235,426
    Less expenses borne by investment adviser...............        (66,387)
                                                              -------------
    Net expenses............................................        169,039
                                                              -------------
NET INVESTMENT INCOME.......................................        136,918
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................       (346,089)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      2,023,083
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      1,676,994
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   1,813,912
                                                              =============

                       See Notes to Financial Statements

                          PHOENIX-JANUS GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED      FROM INCEPTION
                                                                6/30/00      12/15/99 TO
                                                              (UNAUNDITED)     12/31/99
                                                              ------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   136,918     $     1,607
  Net realized gain (loss)..................................     (346,089)             --
  Net change in unrealized appreciation (depreciation)......    2,023,083         133,262
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    1,813,912         134,869
                                                              -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (9,300)             --
  Net realized gains........................................           --              --
                                                              -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (9,300)             --
                                                              -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (5,056,311 and 308,945
    shares, respectively)...................................   55,576,500       3,139,917
  Net asset value of shares issued from reinvestment of
    distributions (834 and 0 shares, respectively)..........        9,300              --
  Cost of shares repurchased (699,280 and 12 shares,
    respectively)...........................................   (7,637,670)           (124)
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................   47,948,130       3,139,793
                                                              -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS.....................   49,762,742       3,274,662
NET ASSETS
  Beginning of period.......................................    3,274,662              --
                                                              -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $129,225 AND $1,607, RESPECTIVELY).....  $53,027,404     $ 3,274,662
                                                              ===========     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               SIX MONTHS
                                                                 ENDED      FROM INCEPTION
                                                                6/30/00      12/15/99 TO
                                                              (UNAUDITED)      12/31/99
                                                              ------------  --------------
Net asset value, beginning of period........................  $     10.60     $     10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................         0.03            0.01
  Net realized and unrealized gain (loss)...................         0.73            0.59
                                                              -----------     -----------
    TOTAL FROM INVESTMENT OPERATIONS........................         0.76            0.60
                                                              -----------     -----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................       (0.002)             --
                                                              -----------     -----------
    TOTAL DISTRIBUTIONS.....................................       (0.002)             --
                                                              -----------     -----------
CHANGE IN NET ASSET VALUE...................................         0.76            0.60
                                                              -----------     -----------
NET ASSET VALUE, END OF PERIOD..............................  $     11.36     $     10.60
                                                              ===========     ===========
Total return................................................         7.22%(2)          6.00%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................      $53,027          $3,275
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3).....................................         1.00%(1)          1.00%(1)
  Net investment income.....................................         0.81%(1)          1.61%(1)
Portfolio turnover rate.....................................            3%(2)             0%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.39% and 17.29% for the periods ended June 30, 2000 and December 31, 1999.

                       See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                          SHARES        VALUE
                                                                        ----------  --------------
COMMON STOCKS--93.5%
AEROSPACE/DEFENSE--1.3%
  General Dynamics Corp...............................................     1,900      $   99,275
                                                                                      ----------
BANKS (MAJOR REGIONAL)--2.4%
  Bank of New York Co., Inc. (The)....................................     4,000         186,000
                                                                                      ----------
BEVERAGES (ALCOHOLIC)--1.1%
  Anheuser-Busch Cos., Inc............................................     1,100          82,156
                                                                                      ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--5.8%
  AMFM, Inc. (b)......................................................       200          13,800
  AT&T Corp.- Liberty Media Group Class A (b).........................    10,898         264,276
  Clear Channel Communications, Inc. (b)..............................     2,300         172,500
                                                                                      ----------
                                                                                         450,576
                                                                                      ----------
COMMUNICATIONS EQUIPMENT--4.2%
  American Tower Corp. Class A (b)....................................     2,100          87,544
  Lucent Technologies, Inc............................................     1,500          88,875
  Motorola, Inc.......................................................     5,300         154,031
                                                                                      ----------
                                                                                         330,450
                                                                                      ----------
COMPUTERS (HARDWARE)--2.8%
  Hewlett-Packard Co..................................................       600          74,925
  Sun Microsystems, Inc. (b)..........................................     1,600         145,500
                                                                                      ----------
                                                                                         220,425
                                                                                      ----------
COMPUTERS (NETWORKING)--5.1%
  Cisco Systems, Inc. (b).............................................     6,300         400,444
                                                                                      ----------
COMPUTERS (SOFTWARE & SERVICES)--4.7%
  Microsoft Corp. (b).................................................     2,700         216,000
  Oracle Corp. (b)....................................................     1,800         151,312
                                                                                      ----------
                                                                                         367,312
                                                                                      ----------
ELECTRICAL EQUIPMENT--5.3%
  General Electric Co.................................................     7,900         418,700
                                                                                      ----------
ELECTRONICS (SEMICONDUCTORS)--11.6%
  Intel Corp..........................................................     2,600         347,587
  JDS Uniphase Corp. (b)..............................................     1,000         119,875
  Maxim Integrated Products, Inc. (b).................................     3,900         264,956
  Texas Instruments, Inc..............................................     2,600         178,587
                                                                                      ----------
                                                                                         911,005
                                                                                      ----------
ENTERTAINMENT--2.6%
  Time Warner, Inc....................................................     2,700         205,200
                                                                                      ----------
EQUIPMENT (SEMICONDUCTORS)--2.2%
  Applied Materials, Inc. (b).........................................     1,900         172,187
                                                                                      ----------
FINANCIAL (DIVERSIFIED)--4.5%
  American Express Co.................................................     1,800          93,825
  Citigroup, Inc......................................................     2,700         162,675
  Fannie Mae..........................................................     1,800          93,938
                                                                                      ----------
                                                                                         350,438
                                                                                      ----------
FOODS--1.1%
  Quaker Oats Co. (The)...............................................     1,100          82,638
                                                                                      ----------
HEALTH CARE (DIVERSIFIED)--4.2%
  American Home Products Corp.........................................     3,200         188,000
  Johnson & Johnson...................................................     1,400         142,625
                                                                                      ----------
                                                                                         330,625
                                                                                      ----------

                                                                          SHARES        VALUE
                                                                        ----------  --------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--9.9%
  Merck & Co., Inc....................................................     1,100      $   84,288
  Pfizer, Inc.........................................................    10,900         523,200
  Pharmacia Corp......................................................     3,300         170,569
                                                                                      ----------
                                                                                         778,057
                                                                                      ----------
MANUFACTURING (DIVERSIFIED)--12.1%
  Tyco International Ltd..............................................    11,200         530,600
  United Technologies Corp............................................     7,100         418,013
                                                                                      ----------
                                                                                         948,613
                                                                                      ----------
RETAIL (BUILDING SUPPLIES)--4.2%
  Home Depot, Inc. (The)..............................................     6,650         332,084
                                                                                      ----------
RETAIL (FOOD CHAINS)--1.1%
  Safeway, Inc. (b)...................................................     1,900          85,738
                                                                                      ----------
RETAIL (SPECIALTY)--0.8%
  Intimate Brands, Inc................................................     3,300          65,175
                                                                                      ----------
RETAIL (SPECIALTY-APPAREL)--0.6%
  Limited, Inc. (The).................................................     2,200          47,575
                                                                                      ----------
SERVICES (COMMERCIAL & CONSUMER)--0.9%
  Crown Castle International Corp. (b)................................     2,000          73,000
                                                                                      ----------
TELECOMMUNICATIONS (LONG DISTANCE)--2.6%
  AT&T Corp...........................................................     2,138          67,614
  Sprint Corp. (FON Group)............................................     1,000          51,000
  WorldCom, Inc. (b)..................................................     1,850          84,869
                                                                                      ----------
                                                                                         203,483
                                                                                      ----------
TELEPHONE--2.4%
  GTE Corp............................................................     3,000         186,750
                                                                                      ----------
TOTAL COMMON STOCKS
  (Identified cost $6,711,403)....................................................     7,327,906
                                                                                      ----------
FOREIGN COMMON STOCKS--4.2%
COMMUNICATIONS EQUIPMENT--4.2%
  Nortel Networks Corp. (Canada)......................................     4,800         327,600
                                                                                      ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $238,049)......................................................       327,600
                                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--97.7%
  (Identified cost $6,949,452)....................................................     7,655,506
                                                                                      ----------

                                                                          PAR
                                                                         VALUE
                                                                         (000)
                                                                        --------
SHORT-TERM OBLIGATIONS--4.3%
REPURCHASE AGREEMENT--4.3%
  State Street Bank & Trust Co. repurchase agreement, 2.00%, dated 6/30/00 due 7/3/00, repurchase price $342,057
    collateralized by U.S. Treasury Note 5.50%, 3/31/03,
    market value $351,894...................................            $   342        342,000
                                                                                    ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $342,000)....................................................       342,000
                                                                                    ----------
TOTAL INVESTMENTS--102.0%
  (Identified cost $7,291,452)..................................................     7,997,506(a)
  Cash and receivables, less liabilities--(2.0%)................................      (158,894)
                                                                                    ----------
NET ASSETS--100.0%..............................................................    $7,838,612
                                                                                    ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,046,061 and gross depreciation of $360,614 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $7,312,059.
(b)  Non-income producing.

                       See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $7,291,452)...............................................  $   7,997,506
Cash........................................................            741
Receivables
  Investment securities sold................................         21,606
  Fund shares sold..........................................         20,342
  Receivable from adviser...................................         10,329
  Dividends and interest....................................          3,612
                                                              -------------
    Total assets............................................      8,054,136
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................        167,933
  Fund shares repurchased...................................          8,000
  Financial agent fee.......................................          6,379
  Trustees' fee.............................................          3,041
Accrued expenses............................................         30,171
                                                              -------------
    Total liabilities.......................................        215,524
                                                              -------------
NET ASSETS..................................................  $   7,838,612
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $   7,234,293
  Undistributed net investment loss.........................        (10,212)
  Accumulated net realized loss.............................        (91,523)
  Net unrealized appreciation...............................        706,054
                                                              -------------
NET ASSETS..................................................  $   7,838,612
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................        702,689
                                                              =============
Net asset value and offering price per share................  $       11.16
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $      20,248
  Interest..................................................          2,278
                                                              -------------
    Total investment income.................................         22,526
                                                              -------------
EXPENSES
  Investment advisory fee...................................         28,574
  Financial agent fee.......................................         40,680
  Professional..............................................         13,870
  Printing..................................................          9,886
  Trustees..................................................          2,604
  Custodian.................................................          5,447
  Miscellaneous.............................................          6,249
                                                              -------------
    Total expenses..........................................        107,310
    Less expenses borne by investment adviser...............        (73,693)
                                                              -------------
    Net expenses............................................         33,617
                                                              -------------
NET INVESTMENT INCOME.......................................        (11,091)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................        (89,966)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        396,146
                                                              -------------
NET GAIN ON INVESTMENTS.....................................        306,180
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     295,089
                                                              =============

                       See Notes to Financial Statements

                   PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED      FROM INCEPTION
                                                                6/30/00      12/15/99 TO
                                                              (UNAUDITED)      12/31/99
                                                              ------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   (11,091)    $       879
  Net realized gain (loss)..................................      (89,966)          6,146
  Net change in unrealized appreciation (depreciation)......      396,146         309,908
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      295,089         316,933
                                                              -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................           --              --
  Net realized gains........................................       (7,703)             --
                                                              -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (7,703)             --
                                                              -----------     -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (224,195 and 508,166 shares,
    respectively)...........................................    2,475,081       5,085,418
  Net asset value of shares issued from reinvestment of
    distributions (705 and 0 shares, respectively)..........        7,703              --
  Cost of shares repurchased (30,373 and 4 shares,
    respectively)...........................................     (333,862)            (47)
                                                              -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    2,148,922       5,085,371
                                                              -----------     -----------
  INCREASE (DECREASE) IN NET ASSETS.........................    2,436,308       5,402,304
NET ASSETS
  Beginning of period.......................................    5,402,304              --
                                                              -----------     -----------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($10,212) AND $879, RESPECTIVELY)......  $ 7,838,612     $ 5,402,304
                                                              ===========     ===========

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                     SIX MONTHS
                                        ENDED     FROM INCEPTION
                                       6/30/00     12/15/99 TO
                                     (UNAUDITED)     12/31/99
                                     -----------  --------------
Net asset value, beginning of
  period...........................    $ 10.63        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....      (0.02)            --
  Net realized and unrealized gain
    (loss).........................       0.56           0.63
                                       -------        -------
    TOTAL FROM INVESTMENT
     OPERATIONS....................       0.54           0.63
                                       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................         --             --
  Dividends from net realized
    gains..........................      (0.01)            --
                                       -------        -------
    TOTAL DISTRIBUTIONS............      (0.01)            --
                                       -------        -------
CHANGE IN NET ASSET VALUE..........       0.53           0.63
                                       -------        -------
NET ASSET VALUE, END OF PERIOD.....    $ 11.16        $ 10.63
                                       =======        =======
Total return.......................       5.04%(2)        6.31%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................     $7,839         $5,402
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)............       1.00%(1)        1.00%(1)
  Net investment income............      (0.33)%(1)        0.39%(1)
Portfolio turnover rate............         48%(2)           2%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.19% and 8.11% for the periods ended June 30, 2000 and December 31, 1999, respectively.

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)         VALUE
                                                              --------  ----------  --------------
U.S. GOVERNMENT SECURITIES--1.6%
U.S. TREASURY NOTES--1.6%
  U.S. Treasury Notes 6%, 8/15/00...........................  AAA        $  1,700    $  1,700,000
  U.S. Treasury Notes 4.50%, 9/30/00........................  AAA             355         353,447
  U.S. Treasury Notes 5.875%, 11/15/04......................  AAA           2,000       1,968,788
  U.S. Treasury Notes 5.625%, 5/15/08.......................  AAA             234         225,664
                                                                                     ------------
                                                                                        4,247,899
                                                                                     ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $4,269,918)....................................................      4,247,899
                                                                                     ------------
AGENCY MORTGAGE-BACKED SECURITIES--2.6%
  GNMA 6.50%, 11/15/23......................................  AAA           1,351       1,296,332
  GNMA 6.50%, 12/15/23......................................  AAA             433         415,877
  GNMA 6.50%, 2/15/24.......................................  AAA           1,895       1,816,359
  GNMA 6.50%, 6/15/28.......................................  AAA           3,606       3,422,293
                                                                                     ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $7,199,992)....................................................      6,950,861
                                                                                     ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--4.9%
  Fannie Mae 6.50%, 8/15/04.................................   Aaa(d)         449         440,292
  Fannie Mae 6.625%, 9/15/09................................  AAA           9,355       9,021,962
  Freddie Mac 6.625%, 9/15/09...............................  AAA           4,000       3,857,600
                                                                                     ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $13,786,417)...................................................     13,319,854
                                                                                     ------------
MUNICIPAL BONDS--6.5%
CALIFORNIA--1.8%
  Alameda Corridor Transportation Authority Revenue Taxable
    Series C 6.60%, 10/1/29.................................  AAA           1,000         856,890
  Fresno County Pension Obligation Revenue Taxable 6.21%,
    8/15/06.................................................  AAA           1,000         937,900
  Fresno Pension Obligation Taxable 7.80%, 6/1/14...........  AAA           1,000       1,011,800
  Kern County Pension Obligation Revenue Taxable 7.26%,
    8/15/14.................................................  AAA             420         405,615
  Long Beach Pension Obligation Taxable 6.87%, 9/1/06.......  AAA             230         223,015
  Los Angeles County Metropolitan Transportation Authority
    Revenue Series C 5%, 7/1/23.............................  AAA             800         723,384
  San Bernardino County Pension Obligation Revenue Taxable
    6.87%, 8/1/08...........................................  AAA             110         105,513
  Sonoma County Pension Obligation Revenue Taxable 6.625%,
    6/1/13..................................................  AAA             495         454,088
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05.................................................  AAA             260         249,738
                                                                                     ------------
                                                                                        4,967,943
                                                                                     ------------
FLORIDA--0.7%
  Miami Beach Special Obligation Revenue Taxable 8.60%,
    9/1/21..................................................  AAA             875         912,922
  Tampa Solid Waste System Revenue Taxable Series A 6.33%,
    10/1/06.................................................  AAA             700         652,988
  University of Miami Exchangeable Revenue Taxable Series A
    7.65%, 4/1/20 (e).......................................  AAA             270         258,171
                                                                                     ------------
                                                                                        1,824,081
                                                                                     ------------
ILLINOIS--0.5%
  Illinois Educational Facilities Authority-Loyola
    University Revenue Taxable Series A 7.84%, 7/1/24.......  AAA           1,500       1,456,785
                                                                                     ------------
                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)         VALUE
                                                              --------  ----------  --------------
MASSACHUSETTS--0.4%
  Massachusetts Port Authority Revenue Taxable Series C
    6.05%, 7/1/02...........................................  AA-        $    450    $    440,001
  Massachusetts Turnpike Authority Metropolitan Highway
    System Revenue Series A 5%, 1/1/39......................  AAA             800         687,832
                                                                                     ------------
                                                                                        1,127,833
                                                                                     ------------
NEW JERSEY--0.4%
  New Jersey Sports & Exposition Authority Revenue Taxable
    Series A 6.75%, 3/1/10..................................  AAA           1,000         943,880
                                                                                     ------------
NEW YORK--1.0%
  New York City Municipal Water Finance Authority Water &
    Sewer System Revenue Series B 5%, 6/15/29...............  AAA             800         700,864
  New York State Dormitory Authority Revenue Taxable 6.90%,
    4/1/03..................................................  A               650         638,612
  New York State Taxable Series C 6.35%, 3/1/07.............  AAA           1,500       1,409,235
                                                                                     ------------
                                                                                        2,748,711
                                                                                     ------------
OREGON--0.2%
  Multnomah County Pension Obligation Revenue Taxable 7.20%,
    6/1/10..................................................   AAA(d)         100          97,329
  Portland Pension Revenue Taxable Series C 7.32%, 6/1/08...   Aaa(d)         555         547,352
                                                                                     ------------
                                                                                          644,681
                                                                                     ------------
PENNSYLVANIA--0.8%
  Philadelphia Authority For Industrial Development Pension
    Funding Retirement Systems Revenue Taxable Series A
    5.79%, 4/15/09..........................................  AAA           1,100         975,799
  Pittsburgh Pension Obligation Taxable Series C 6.50%,
    3/1/17..................................................  AAA           1,250       1,108,338
                                                                                     ------------
                                                                                        2,084,137
                                                                                     ------------
TEXAS--0.7%
  Dallas-Fort Worth International Airport Revenue Taxable
    6.40%, 11/1/07..........................................  AAA           1,000         937,870
  Texas State Veterans Limited Taxable Series B 6.10%,
    12/1/03.................................................  AA            1,000         962,670
                                                                                     ------------
                                                                                        1,900,540
                                                                                     ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $18,637,035)...................................................     17,698,591
                                                                                     ------------
ASSET-BACKED SECURITIES--3.5%
  AESOP Funding II LLC 97-1A, A2 6.40%, 10/20/03............  AAA           1,200       1,179,454
  Advanta Equipment Receivables 98-1, A4 5.98%, 12/15/06....  AAA             490         479,587
  Capita Equipment Receivables Trust 97-1, B 6.45%,
    8/15/02.................................................  A+              770         759,533
  Case Equipment Loan Trust 98-A, A4 5.83%, 2/15/05.........  AAA           1,493       1,470,434
  Discover Card Master Trust I 98-7, A 5.60%, 5/16/06.......  AAA           1,200       1,139,520
  Ford Credit Auto Owner Trust 99-B, A4 5.80%, 6/15/02......  AAA             500         494,941
  Green Tree Financial Corp. 96-2, M1 7.60%, 4/15/27........  AA-             675         651,280
  Honda Auto Lease Trust 99-A, A5 6.65%, 7/15/05............  AAA           1,330       1,320,637

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)         VALUE
                                                              --------  ----------  --------------
ASSET-BACKED SECURITIES--CONTINUED
  Premier Auto Trust 98-3, B 6.14%, 9/8/04..................  A+         $    500    $    488,575
  Triangle Funding Ltd. 98-2A, 3 8.13%, 10/15/04 (e)........  BBB           1,500       1,492,500
                                                                                     ------------
                                                                                        9,476,461
                                                                                     ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $9,622,428)....................................................      9,476,461
                                                                                     ------------
CORPORATE BONDS--5.2%
AIRLINES--0.2%
  Northwest Airlines Corp. Series 2000-1 Class G 8.072%,
    4/1/21..................................................  AAA             650         659,873
                                                                                     ------------
BANKS (MAJOR REGIONAL)--0.3%
  U.S. Bank of Minnesota N.A. 6.30%, 7/15/08................  A               500         450,434
  Wachovia Corp. 5.625%, 12/15/08...........................  A+              500         431,275
                                                                                     ------------
                                                                                          881,709
                                                                                     ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.5%
  CSC Holdings, Inc. 7.625%, 7/15/18........................  BB+           1,000         898,976
  Charter Communications Holdings LLC 8.625%, 4/1/09........  B+              450         397,688
                                                                                     ------------
                                                                                        1,296,664
                                                                                     ------------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
  Computer Associates International, Inc. Series B 6.375%,
    4/15/05.................................................  BBB+            535         501,010
                                                                                     ------------
ENTERTAINMENT--0.2%
  Capitol Records, Inc. 144A 8.375%, 8/15/09 (c)............  BBB+            500         512,020
                                                                                     ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.8%
  Isle of Capri Casinos 8.75%, 4/15/09......................  B               575         534,750
  MGM Grand, Inc. 9.75%, 06/01/07...........................  BB+             100         100,500
  Park Place Entertainment Corp. 9.375%, 2/15/07............  BB+           1,000       1,000,000
  Station Casinos, Inc. 144A W.I. 9.875%, 7/1/10 (c)........  B+              500         502,500
                                                                                     ------------
                                                                                        2,137,750
                                                                                     ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.4%
  Tenet Healthcare Corp. 8%, 1/15/05........................  BB+           1,000         965,000
                                                                                     ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
  Boston Scientific Corp. 6.625%, 3/15/05...................  BBB             550         518,363
                                                                                     ------------
INSURANCE (MULTI-LINE)--0.3%
  Willis Corroon Corp. 9%, 2/1/09...........................  B+              815         688,675
                                                                                     ------------
PAPER & FOREST PRODUCTS--0.2%
  Buckeye Technologies, Inc. 8.50%, 12/15/05................  BB-             700         677,250
                                                                                     ------------
PUBLISHING (NEWSPAPERS)--0.2%
  Hollinger International Publishing, Inc. 9.25%, 3/15/07...  BB-             625         618,750
                                                                                     ------------
RETAIL (FOOD CHAINS)--0.3%
  Kroger Co. 7.45%, 3/1/08..................................  BBB-          1,000         957,779
                                                                                     ------------
SERVICES (COMMERCIAL & CONSUMER)--0.2%
  United Rentals, Inc. Series B 8.80%, 8/15/08..............  BB-             250         221,250
  United Rentals, Inc. Series B 9.50%, 6/1/08...............  BB-             250         231,250
                                                                                     ------------
                                                                                          452,500
                                                                                     ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
  Nextlink Communications, Inc. 10.75%, 11/15/08............  B               370         366,300
                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)         VALUE
                                                              --------  ----------  --------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
  Qwest Communications International, Inc. Series B 7.50%,
    11/1/08.................................................  BB+        $  1,100    $  1,069,256
                                                                                     ------------
                                                                                        1,435,556
                                                                                     ------------
TELEPHONE--0.2%
  Century Telephone Enterprises, Inc. Series F 6.30%,
    1/15/08.................................................  BBB+            500         442,817
                                                                                     ------------
TEXTILES (HOME FURNISHINGS)--0.3%
  Westpoint Stevens, Inc. 7.875%, 6/15/05...................  BB            1,000         840,000
                                                                                     ------------
TRUCKERS--0.1%
  Teekay Shipping Corp. 8.32%, 2/1/08.......................  BB+             230         212,750
                                                                                     ------------
TRUCKS & PARTS--0.1%
  Cummins Engine, Inc. 6.45%, 3/1/05........................  BBB+            200         185,507
                                                                                     ------------
TOTAL CORPORATE BONDS
  (Identified cost $14,825,271)...................................................     13,983,973
                                                                                     ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--7.1%
  CS First Boston Mortgage Securities Corp. 97-C2, A3 6.55%,
    11/17/07................................................  AAA           2,500       2,378,125
  CS First Boston Mortgage Securities Corp. 97-C2, B 6.72%,
    11/17/07................................................   Aa(d)        2,000       1,904,687
  CS First Boston Mortgage Securities Corp. 98-C1, A1B
    6.48%, 5/17/08..........................................  AAA             500         469,453
  DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
    11/12/31................................................   Aaa(d)       2,500       2,293,750
  DLJ Commercial Mortgage Corp. 99-CG1, A1B 6.46%,
    1/10/09.................................................   Aaa(d)       2,000       1,856,563
  DLJ Mortgage Acceptance Corp. 96-CF1, A1B 7.58%,
    2/12/06.................................................  AAA           1,400       1,407,000
  First Union - Lehman Brothers Commercial Mortgage 97-C1, B
    7.43%, 4/18/07..........................................   Aa(d)          930         914,088
  First Union Commercial Mortgage Trust 99-C1, A2 6.07%,
    10/15/08................................................  AAA           2,000       1,838,906
  G.E. Capital Mortgage Services, Inc. 96-8, 1M 7.25%,
    5/25/26.................................................  AA              238         233,823
  LB Commercial Conduit Mortgage Trust 98-C4, A1B 6.21%,
    10/15/08................................................  AAA           2,500       2,309,732
  Lehman Large Loan 97-LLI, B 6.95%, 3/12/07................  AA+             825         795,652
  Nationslink Funding Corp. 96-1, B 7.69%, 12/20/05.........  AA              450         448,664
  Residential Funding Mortgage Securities I 96-S1, A11
    7.10%, 1/25/26..........................................  AAA           1,000         959,063
  Residential Funding Mortgage Securities I 96-S4, M1 7.25%,
    2/25/26.................................................  AA              947         904,481
  Residential Funding Mortgage Securities I 96-S8, A4 6.75%,
    3/25/11.................................................  AAA             558         539,184
                                                                                     ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $20,212,114)...................................................     19,253,171
                                                                                     ------------
FOREIGN GOVERNMENT SECURITIES--4.9%
CHILE--0.8%
  Republic of Chile 6.875% 04/28/09.........................  A-            2,250       2,082,395
                                                                                     ------------
CROATIA--0.6%
  Croatia Series A 7.0625%, 7/31/10 (e).....................  BBB-          1,098       1,004,424
  Croatia Series B 7.0625%, 7/31/06 (e).....................  BBB-            634         599,440
                                                                                     ------------
                                                                                        1,603,864
                                                                                     ------------
EL SALVADOR--0.5%
  Republic of El Salvador 144A 9.50%, 8/15/06 (c)...........  BB+           1,200       1,239,000
                                                                                     ------------
MEXICO--1.4%
  United Mexican States 10.375%, 2/17/09....................  BB+             500         531,250
  United Mexican States 11.375%, 9/15/16....................  BB+             500         573,000

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)         VALUE
                                                              --------  ----------  --------------
MEXICO--CONTINUED
  United Mexican States 11.50%, 5/15/26.....................  BB+        $  2,325    $  2,804,531
                                                                                     ------------
                                                                                        3,908,781
                                                                                     ------------
POLAND--1.0%
  Poland Bearer PDI 6%, 10/27/14 (e)........................  BBB+          2,980       2,659,650
                                                                                     ------------
SOUTH KOREA--0.2%
  Republic of Korea 8.875%, 4/15/08.........................  BBB             660         684,750
                                                                                     ------------
URUGUAY--0.4%
  Republic of Uruguay 7.25%, 5/4/09.........................  BBB-          1,100       1,017,500
                                                                                     ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $13,092,535)...................................................     13,195,940
                                                                                     ------------
FOREIGN CORPORATE BONDS--2.1%
BERMUDA--0.4%
  Global Crossing Holding Ltd. 9.125% 11/15/06..............  BB            1,000         962,500
                                                                                     ------------
CAYMAN ISLANDS--0.4%
  Pemex Finance Ltd. 7.33%, 5/15/12.........................  AAA           1,000         952,800
                                                                                     ------------
CHILE--0.1%
  Compania Sud Americana de Vapores SA RegS 7.375%,
    12/8/03.................................................  BBB             120         116,119
  Petropower I Funding Trust 144A 7.36%, 2/15/14 (c)........  BBB             327         285,843
                                                                                     ------------
                                                                                          401,962
                                                                                     ------------
LUXEMBOURG--0.2%
  Tyco International Group SA 6.375%, 6/15/05...............  A-              600         566,724
                                                                                     ------------
MEXICO--0.5%
  Grupo Iusacell SA de CV 14.25%, 12/1/06...................  B+            1,250       1,318,750
                                                                                     ------------
NETHERLANDS--0.5%
  Deutsche Telekom International Finance BV W.I. 8%,
    6/15/10.................................................  AA-             605         609,892
  HSBC Capital Funding 144A 9.547%, 12/31/49 (c)............  A-              750         780,141
                                                                                     ------------
                                                                                        1,390,033
                                                                                     ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $5,669,124)....................................................      5,592,769
                                                                                     ------------

                                                                          SHARES
                                                                        ----------
COMMON STOCKS--55.8%
BANKS (MAJOR REGIONAL)--1.8%
  FleetBoston Financial Corp..........................................     38,800       1,319,200
  Wells Fargo & Co....................................................     93,500       3,623,125
                                                                                     ------------
                                                                                        4,942,325
                                                                                     ------------
BEVERAGES (NON-ALCOHOLIC)--1.8%
  PepsiCo, Inc........................................................    106,600       4,737,037
                                                                                     ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
  AMFM, Inc. (b)......................................................     30,800       2,125,200
  AT&T Corp.- Liberty Media Group Class A (b).........................     61,000       1,479,250
  Clear Channel Communications, Inc. (b)..............................     16,000       1,200,000
                                                                                     ------------
                                                                                        4,804,450
                                                                                     ------------
CHEMICALS--0.7%
  Air Products & Chemicals, Inc.......................................     26,400         813,450
  Du Pont (E.I.) de Nemours & Co......................................     25,300       1,106,875
                                                                                     ------------
                                                                                        1,920,325
                                                                                     ------------
CHEMICALS (SPECIALTY)--0.2%
  Ecolab, Inc.........................................................     11,800         460,937
                                                                                     ------------
COMMUNICATIONS EQUIPMENT--1.5%
  ADTRAN, Inc. (b)....................................................     24,800       1,484,900

                                                                          SHARES        VALUE
                                                                        ----------  --------------
COMMUNICATIONS EQUIPMENT--CONTINUED
  Harris Corp.........................................................     19,300    $    632,075
  Lucent Technologies, Inc............................................     30,500       1,807,125
                                                                                     ------------
                                                                                        3,924,100
                                                                                     ------------
COMPUTERS (HARDWARE)--0.9%
  Compaq Computer Corp................................................     99,000       2,530,687
                                                                                     ------------
COMPUTERS (NETWORKING)--1.8%
  Cisco Systems, Inc. (b).............................................     76,800       4,881,600
                                                                                     ------------
COMPUTERS (SOFTWARE & SERVICES)--2.7%
  Affiliated Computer Services, Inc. (b)..............................     14,600         482,712
  America Online, Inc. (b)............................................     37,900       1,999,225
  American Management Systems, Inc. (b)...............................     33,100       1,086,611
  Microsoft Corp. (b).................................................     47,200       3,776,000
                                                                                     ------------
                                                                                        7,344,548
                                                                                     ------------
DISTRIBUTORS (FOOD & HEALTH)--1.0%
  Cardinal Health, Inc................................................     36,850       2,726,900
                                                                                     ------------
ELECTRIC COMPANIES--0.9%
  Duke Energy Corp....................................................     33,100       1,866,012
  Edison International................................................     32,200         660,100
                                                                                     ------------
                                                                                        2,526,112
                                                                                     ------------
ELECTRICAL EQUIPMENT--2.8%
  General Electric Co.................................................    135,100       7,160,300
  Vishay Intertechnology, Inc. (b)....................................      8,700         330,056
                                                                                     ------------
                                                                                        7,490,356
                                                                                     ------------
ELECTRONICS (INSTRUMENTATION)--0.7%
  Waters Corp. (b)....................................................     16,000       1,997,000
                                                                                     ------------
ELECTRONICS (SEMICONDUCTORS)--6.6%
  Advanced Micro Devices, Inc. (b)....................................     44,300       3,422,175
  Altera Corp. (b)....................................................     12,000       1,223,250
  Fairchild Semiconductor Corp. Class A (b)...........................     28,800       1,166,400
  Intel Corp..........................................................     76,700      10,253,831
  Linear Technology Corp..............................................     16,200       1,035,787
  Maxim Integrated Products, Inc. (b).................................     12,500         849,219
                                                                                     ------------
                                                                                       17,950,662
                                                                                     ------------
ENTERTAINMENT--1.1%
  Viacom, Inc. Class B (b)............................................     42,800       2,918,425
                                                                                     ------------
EQUIPMENT (SEMICONDUCTORS)--0.7%
  Kulicke and Soffa Industries, Inc. (b)..............................     17,700       1,050,937
  Teradyne, Inc. (b)..................................................     13,100         962,850
                                                                                     ------------
                                                                                        2,013,787
                                                                                     ------------
FINANCIAL (DIVERSIFIED)--4.3%
  Citigroup, Inc......................................................     97,950       5,901,487
  Freddie Mac.........................................................     34,100       1,381,050
  Morgan Stanley Dean Witter & Co.....................................     52,000       4,329,000
                                                                                     ------------
                                                                                       11,611,537
                                                                                     ------------
FOODS--0.4%
  Dean Foods Co.......................................................     15,200         481,650
  Suiza Foods Corp. (b)...............................................      9,800         478,975
                                                                                     ------------
                                                                                          960,625
                                                                                     ------------
HEALTH CARE (DIVERSIFIED)--1.7%
  Abbott Laboratories.................................................     56,300       2,508,869
  Bristol-Myers Squibb Co.............................................     34,200       1,992,150
                                                                                     ------------
                                                                                        4,501,019
                                                                                     ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.4%
  Pfizer, Inc.........................................................     71,000       3,408,000
  Schering-Plough Corp................................................     60,100       3,035,050
                                                                                     ------------
                                                                                        6,443,050
                                                                                     ------------

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

                                                                          SHARES        VALUE
                                                                        ----------  --------------
HEALTH CARE (GENERIC AND OTHER)--0.4%
  Alpharma, Inc. Class A..............................................     17,600    $  1,095,600
                                                                                     ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
  HCA-The Healthcare Co...............................................     28,100         853,538
  Health Management Associates, Inc. Class A (b)......................     39,600         517,275
                                                                                     ------------
                                                                                        1,370,813
                                                                                     ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.6%
  Bard (C.R.), Inc....................................................     34,200       1,645,875
  Baxter International, Inc...........................................     37,700       2,650,781
                                                                                     ------------
                                                                                        4,296,656
                                                                                     ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.3%
  Kimberly-Clark Corp.................................................     16,100         923,738
                                                                                     ------------
INSURANCE (MULTI-LINE)--1.7%
  American International Group, Inc...................................     39,600       4,653,000
                                                                                     ------------
MANUFACTURING (DIVERSIFIED)--2.2%
  Tyco International Ltd..............................................    125,600       5,950,300
                                                                                     ------------
NATURAL GAS--0.2%
  El Paso Energy Corp.................................................     11,000         560,313
                                                                                     ------------
OIL & GAS (DRILLING & EQUIPMENT)--2.0%
  Baker Hughes, Inc...................................................     22,500         720,000
  Diamond Offshore Drilling, Inc......................................     15,900         558,488
  Halliburton Co......................................................     14,600         688,938
  Schlumberger Ltd....................................................     11,800         880,575
  Tidewater, Inc......................................................     25,600         921,600
  Transocean Sedco Forex, Inc.........................................     32,749       1,750,025
                                                                                     ------------
                                                                                        5,519,626
                                                                                     ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.8%
  Anadarko Petroleum Corp.............................................     28,000       1,380,750
  Unocal Corp.........................................................     25,800         854,625
                                                                                     ------------
                                                                                        2,235,375
                                                                                     ------------
OIL (DOMESTIC INTEGRATED)--0.9%
  Amerada Hess Corp...................................................     13,900         858,325
  Conoco, Inc. Class A................................................     68,300       1,502,600
                                                                                     ------------
                                                                                        2,360,925
                                                                                     ------------
OIL (INTERNATIONAL INTEGRATED)--0.9%
  Chevron Corp........................................................     10,600         899,013
  Exxon Mobil Corp....................................................     19,800       1,555,538
                                                                                     ------------
                                                                                        2,454,551
                                                                                     ------------
PAPER & FOREST PRODUCTS--0.2%
  International Paper Co..............................................     18,800         560,475
                                                                                     ------------
RETAIL (BUILDING SUPPLIES)--0.7%
  Home Depot, Inc. (The)..............................................     38,400       1,917,600
                                                                                     ------------
RETAIL (FOOD CHAINS)--0.4%
  Safeway, Inc. (b)...................................................     23,600       1,064,950
                                                                                     ------------
RETAIL (GENERAL MERCHANDISE)--1.2%
  Wal-Mart Stores, Inc................................................     56,600       3,261,575
                                                                                     ------------
SERVICES (COMMERCIAL & CONSUMER)--0.2%
  Viad Corp...........................................................     21,800         594,050
                                                                                     ------------

                                                                          SHARES        VALUE
                                                                        ----------  --------------
SERVICES (COMPUTER SYSTEMS)--0.9%
  Computer Sciences Corp. (b).........................................     14,600    $  1,090,438
  Electronic Data Systems Corp........................................     32,500       1,340,625
                                                                                     ------------
                                                                                        2,431,063
                                                                                     ------------
SERVICES (DATA PROCESSING)--2.0%
  CheckFree Holdings Corp. (b)........................................     22,500       1,160,156
  First Data Corp.....................................................     48,600       2,411,775
  Fiserv, Inc. (b)....................................................     42,100       1,820,825
                                                                                     ------------
                                                                                        5,392,756
                                                                                     ------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.1%
  AT&T Corp...........................................................     85,747       2,711,749
  WorldCom, Inc. (b)..................................................     65,199       2,991,004
                                                                                     ------------
                                                                                        5,702,753
                                                                                     ------------
TELEPHONE--0.8%
  SBC Communications, Inc.............................................     47,200       2,041,400
                                                                                     ------------
TOTAL COMMON STOCKS
  (Identified cost $108,554,148)..................................................    151,073,001
                                                                                     ------------
FOREIGN COMMON STOCKS--0.7%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
  Elan Corp. PLC Sponsored ADR (Ireland) (b)..........................     22,000       1,065,625
                                                                                     ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.3%
  Petroleum Geo-Services ASA ADR (Norway) (b).........................     50,300         858,244
                                                                                     ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,453,910)....................................................      1,923,869
                                                                                     ------------
UNIT INVESTMENT TRUSTS--1.3%
  S&P 500 Depository Receipts.........................................     25,200       3,661,088
                                                                                     ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $3,311,113)....................................................      3,661,088
                                                                                     ------------
TOTAL LONG-TERM INVESTMENTS--96.2%
  (Identified cost $220,634,005)..................................................    260,377,477
                                                                                     ------------

                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)
                                                              --------  ----------
SHORT-TERM OBLIGATIONS--3.2%
COMMERCIAL PAPER--3.2%
  SBC Communications, Inc. 6.95% 7/3/00.....................  A-1+       $ 3,000        2,998,842
  Ford Motor Credit Co. 6.70%, 7/7/00.......................  A-1          3,305        3,301,309
  Ford Motor Credit Co. 6.60%, 7/11/00......................  A-1          2,300        2,295,783
                                                                                     ------------
                                                                                        8,595,934
                                                                                     ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $8,595,934)....................................................      8,595,934
                                                                                     ------------
TOTAL INVESTMENTS--99.4%
  (Identified cost $229,229,939)..................................................    268,973,411(a)
  Cash and receivables, less liabilities--0.6%....................................      1,501,255
                                                                                     ------------
NET ASSETS--100.0%................................................................   $270,474,666
                                                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $49,054,825 and gross depreciation of $9,412,152 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $229,330,738.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $3,319,504 or 1.2% of net assets.
(d)  As rated by Moodys, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $229,229,939).............................................  $ 268,973,411
Cash........................................................          4,786
Receivables
  Investment securities sold................................      2,030,093
  Interest and dividends....................................      1,560,019
  Fund shares sold..........................................         39,432
Prepaid expenses............................................          2,824
                                                              -------------
    Total assets............................................    272,610,565
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................      1,671,470
  Fund shares repurchased...................................        223,757
  Investment advisory fee...................................        121,739
  Financial agent fee.......................................         21,953
  Trustees' fee.............................................          3,041
Accrued expenses............................................         93,939
                                                              -------------
    Total liabilities.......................................      2,135,899
                                                              -------------
NET ASSETS..................................................  $ 270,474,666
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 209,814,218
  Undistributed net investment income.......................        709,123
  Accumulated net realized gain.............................     20,207,853
  Net unrealized appreciation...............................     39,743,472
                                                              -------------
NET ASSETS..................................................  $ 270,474,666
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     18,980,875
                                                              =============
Net asset value and offering price per share................  $       14.25
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   4,144,659
  Dividends.................................................        637,009
  Foreign taxes withheld....................................         (3,612)
                                                              -------------
    Total investment income.................................      4,778,056
                                                              -------------
EXPENSES
  Investment advisory fee...................................        748,305
  Financial agent fee.......................................        132,454
  Custodian.................................................         15,814
  Printing..................................................         15,681
  Professional..............................................         11,897
  Trustees..................................................          2,604
  Miscellaneous.............................................          5,836
                                                              -------------
    Total expenses..........................................        932,591
                                                              -------------
NET INVESTMENT INCOME.......................................      3,845,465
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     20,299,982
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (21,325,401)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (1,025,419)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   2,820,046
                                                              =============

                       See Notes to Financial Statements

                        PHOENIX-OAKHURST BALANCED SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00         YEAR ENDED
                                                               (UNAUDITED)        12/31/99
                                                              --------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................  $   3,845,465     $  6,936,143
  Net realized gain (loss)..................................     20,299,982       11,701,741
  Net change in unrealized appreciation (depreciation)......    (21,325,401)      12,901,146
                                                              -------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      2,820,046       31,539,030
                                                              -------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................     (3,396,204)      (6,933,758)
  Net realized gains........................................     (3,352,463)     (10,209,970)
                                                              -------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (6,748,667)     (17,143,728)
                                                              -------------     ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (950,188 and 4,020,389
    shares, respectively)...................................     13,520,655       55,944,281
  Net asset value of shares issued from reinvestment of
    distributions
    (472,926 and 1,209,732 shares, respectively)............      6,748,667       17,143,728
  Cost of shares repurchased (2,799,539 and 5,259,610
    shares, respectively)...................................    (39,781,458)     (73,623,531)
                                                              -------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................    (19,512,136)        (535,522)
                                                              -------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................    (23,440,757)      13,859,780
NEW ASSETS
  Beginning of period.......................................    293,915,423      280,055,643
                                                              -------------     ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $709,123 AND $259,862, RESPECTIVELY)....................  $ 270,474,666     $293,915,423
                                                              =============     ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          SIX MONTHS
                                             ENDED                       YEAR ENDED DECEMBER 31,
                                            6/30/00      --------------------------------------------------------
                                          (UNAUDITED)      1999        1998        1997        1996        1995
                                          -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period....   $  14.44      $ 13.74     $ 12.26     $ 12.06     $ 12.30     $ 10.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........       0.20         0.34        0.33        0.38        0.36        0.40(1)
  Net realized and unrealized gain
    (loss)..............................      (0.03)        1.22        1.94        1.73        0.89        2.02
                                           --------      -------     -------     -------     -------     -------
    TOTAL FROM INVESTMENT OPERATIONS....       0.17         1.56        2.27        2.11        1.25        2.42
                                           --------      -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income..............................      (0.18)       (0.34)      (0.32)      (0.40)      (0.35)      (0.40)
  Dividends from net realized gains.....      (0.18)       (0.52)      (0.47)      (1.51)      (1.14)      (0.25)
                                           --------      -------     -------     -------     -------     -------
    TOTAL DISTRIBUTIONS.................      (0.36)       (0.86)      (0.79)      (1.91)      (1.49)      (0.65)
                                           --------      -------     -------     -------     -------     -------
CHANGE IN NET ASSET VALUE...............      (0.19)        0.70        1.48        0.20       (0.24)       1.77
                                           --------      -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD..........   $  14.25      $ 14.44     $ 13.74     $ 12.26     $ 12.06     $ 12.30
                                           ========      =======     =======     =======     =======     =======
Total return............................       1.20%(4)    11.57%      19.01%      17.93%      10.56%      23.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)...   $270,475      $293,915    $280,056    $231,180    $204,285    $193,302
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses....................       0.68%(3)     0.70%       0.68%       0.71%       0.68%       0.65%(2)
  Net investment income.................       2.80%(3)     2.43%       2.58%       2.92%       2.93%       3.44%
Portfolio turnover rate.................         31%(4)       61%        110%        181%        229%        223%

(1) Computed using average shares outstanding.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                         SHARES       VALUE
                                                                        --------  --------------
COMMON STOCKS--94.2%
AEROSPACE/DEFENSE--1.6%
  Boeing Co. (The)....................................................   21,700    $    907,331
  General Dynamics Corp...............................................    8,600         449,350
  Northrop Grumman Corp...............................................    5,600         371,000
                                                                                   ------------
                                                                                      1,727,681
                                                                                   ------------
AGRICULTURAL PRODUCTS--0.2%
  Archer-Daniels-Midland Co...........................................   21,500         210,969
                                                                                   ------------
ALUMINUM--0.7%
  Alcoa, Inc..........................................................   25,200         730,800
                                                                                   ------------
AUTO PARTS & EQUIPMENT--0.2%
  TRW, Inc............................................................    3,800         164,825
  Visteon Corp. (b)...................................................    4,282          51,913
                                                                                   ------------
                                                                                        216,738
                                                                                   ------------
AUTOMOBILES--1.8%
  Ford Motor Co.......................................................   32,700       1,406,100
  General Motors Corp.................................................    9,600         557,400
                                                                                   ------------
                                                                                      1,963,500
                                                                                   ------------
BANKS (MAJOR REGIONAL)--1.0%
  FleetBoston Financial Corp..........................................   21,400         727,600
  Wells Fargo & Co....................................................   11,200         434,000
                                                                                   ------------
                                                                                      1,161,600
                                                                                   ------------
BANKS (MONEY CENTER)--2.4%
  Bank of America Corp................................................   14,200         610,600
  Chase Manhattan Corp. (The).........................................   28,000       1,289,750
  Morgan (J.P.) & Co., Inc............................................    7,300         803,912
                                                                                   ------------
                                                                                      2,704,262
                                                                                   ------------
BANKS (REGIONAL)--0.4%
  Cullen/Frost Bankers, Inc...........................................    5,200         136,825
  Silicon Valley Bancshares (b).......................................    8,200         349,525
                                                                                   ------------
                                                                                        486,350
                                                                                   ------------
BEVERAGES (ALCOHOLIC)--0.1%
  Coors (Adolph) Co. Class B..........................................    2,600         157,300
                                                                                   ------------
BEVERAGES (NON-ALCOHOLIC)--0.3%
  PepsiCo, Inc........................................................    6,600         293,287
                                                                                   ------------
BIOTECHNOLOGY--0.2%
  Amgen, Inc. (b).....................................................    2,500         175,625
                                                                                   ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
  Chris-Craft Industries, Inc. (b)....................................    5,100         336,919
                                                                                   ------------
CHEMICALS--1.1%
  Dow Chemical Co. (The)..............................................   16,800         507,150
  Du Pont (E.I.) de Nemours & Co......................................   16,500         721,875
                                                                                   ------------
                                                                                      1,229,025
                                                                                   ------------
CHEMICALS (SPECIALTY)--0.2%
  Lubrizol Corp. (The)................................................   10,200         214,200
                                                                                   ------------
COMMUNICATIONS EQUIPMENT--2.5%
  ADC Telecommunications, Inc. (b)....................................    4,100         343,887
  Lucent Technologies, Inc............................................   19,900       1,179,075
  Motorola, Inc.......................................................   20,100         584,156
  QUALCOMM, Inc. (b)..................................................    6,300         378,000
  Scientific-Atlanta, Inc.............................................    3,200         238,400
  Tellabs, Inc. (b)...................................................    1,200          82,125
                                                                                   ------------
                                                                                      2,805,643
                                                                                   ------------
COMPUTERS (HARDWARE)--5.3%
  Apple Computer, Inc. (b)............................................    9,400         492,325
  Compaq Computer Corp................................................   19,700         503,581

                                                                         SHARES       VALUE
                                                                        --------  --------------
COMPUTERS (HARDWARE)--CONTINUED
  Dell Computer Corp. (b).............................................   23,800    $  1,173,637
  Hewlett-Packard Co..................................................    8,900       1,111,387
  International Business Machines Corp................................   12,200       1,336,662
  NCR Corp. (b).......................................................    3,100         120,706
  Sun Microsystems, Inc. (b)..........................................   12,100       1,100,344
                                                                                   ------------
                                                                                      5,838,642
                                                                                   ------------
COMPUTERS (NETWORKING)--3.2%
  Cisco Systems, Inc. (b).............................................   54,900       3,489,581
                                                                                   ------------
COMPUTERS (PERIPHERALS)--0.7%
  EMC Corp. (b).......................................................   10,400         800,150
                                                                                   ------------
COMPUTERS (SOFTWARE & SERVICES)--7.5%
  Adobe Systems, Inc..................................................    3,400         442,000
  America Online, Inc. (b)............................................   19,200       1,012,800
  Computer Associates International, Inc..............................    5,945         304,310
  Dendrite International, Inc. (b)....................................    6,600         219,862
  Informix Corp. (b)..................................................    9,800          72,887
  Microsoft Corp. (b).................................................   43,400       3,472,000
  Oracle Corp. (b)....................................................   22,200       1,866,187
  VERITAS Software Corp. (b)..........................................    3,100         350,348
  Yahoo!, Inc. (b)....................................................    4,400         545,050
                                                                                   ------------
                                                                                      8,285,444
                                                                                   ------------
CONSUMER FINANCE--0.5%
  MBNA Corp...........................................................   11,100         301,087
  PMI Group, Inc. (The)...............................................    2,800         133,000
  Providian Financial Corp............................................    1,300         117,000
                                                                                   ------------
                                                                                        551,087
                                                                                   ------------
CONTAINERS & PACKAGING (PAPER)--0.1%
  Temple-Inland, Inc..................................................    2,700         113,400
                                                                                   ------------
DISTRIBUTORS (FOOD & HEALTH)--0.8%
  Andrx Corp. (b).....................................................    1,300          83,098
  Cardinal Health, Inc................................................    4,200         310,800
  Patterson Dental Co. (b)............................................    4,600         234,600
  SUPERVALU, Inc......................................................   12,500         238,281
                                                                                   ------------
                                                                                        866,779
                                                                                   ------------
ELECTRIC COMPANIES--3.5%
  DTE Energy Co.......................................................    1,500          45,844
  Duke Energy Corp....................................................   15,500         873,812
  Energy East Corp....................................................   28,200         537,562
  GPU, Inc............................................................   16,500         446,531
  Minnesota Power, Inc................................................    7,200         139,050
  PECO Energy Co......................................................    9,200         370,875
  PG&E Corp...........................................................    3,300          81,262
  Public Service Enterprise Group, Inc................................    2,400          83,100
  Reliant Energy, Inc.................................................   22,000         650,375
  Unicom Corp.........................................................    6,900         266,944
  UtiliCorp United, Inc...............................................   16,900         335,887
                                                                                   ------------
                                                                                      3,831,242
                                                                                   ------------
ELECTRICAL EQUIPMENT--4.6%
  AVX Corp............................................................    3,400          77,987
  General Electric Co.................................................   87,400       4,632,200
  KEMET Corp. (b).....................................................    3,600          90,225
  Vishay Intertechnology, Inc. (b)....................................    6,750         256,078
                                                                                   ------------
                                                                                      5,056,490
                                                                                   ------------
ELECTRONICS (DEFENSE)--0.2%
  Mercury Computer Systems, Inc. (b)..................................    7,800         252,037
                                                                                   ------------
ELECTRONICS (INSTRUMENTATION)--0.4%
  Trimble Navigation Ltd. (b).........................................    9,000         439,312
                                                                                   ------------
ELECTRONICS (SEMICONDUCTORS)--5.5%
  Advanced Micro Devices, Inc. (b)....................................    2,100         162,225

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                         SHARES       VALUE
                                                                        --------  --------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
  Conexant Systems, Inc. (b)..........................................    5,600    $    272,300
  Cypress Semiconductor Corp. (b).....................................    3,100         130,975
  Integrated Device Technology, Inc. (b)..............................    7,900         473,012
  Intel Corp..........................................................   27,100       3,622,931
  National Semiconductor Corp. (b)....................................    5,500         312,125
  Texas Instruments, Inc..............................................   16,200       1,112,737
                                                                                   ------------
                                                                                      6,086,305
                                                                                   ------------
ENTERTAINMENT--1.0%
  Time Warner, Inc....................................................    8,500         646,000
  Viacom, Inc. Class B (b)............................................    7,253         494,564
                                                                                   ------------
                                                                                      1,140,564
                                                                                   ------------
EQUIPMENT (SEMICONDUCTORS)--1.5%
  Applied Materials, Inc. (b).........................................   11,200       1,015,000
  KLA-Tencor Corp. (b)................................................    2,200         128,837
  Lam Research Corp. (b)..............................................    3,000         112,500
  Teradyne, Inc. (b)..................................................    6,200         455,700
                                                                                   ------------
                                                                                      1,712,037
                                                                                   ------------
FINANCIAL (DIVERSIFIED)--5.2%
  Ambac Financial Group, Inc..........................................    4,000         219,250
  Citigroup, Inc......................................................   52,700       3,175,175
  Fannie Mae..........................................................    8,400         438,375
  Morgan Stanley Dean Witter & Co.....................................   23,400       1,948,050
                                                                                   ------------
                                                                                      5,780,850
                                                                                   ------------
FOODS--1.3%
  Hormel Foods Corp...................................................   17,400         292,537
  Keebler Foods Co....................................................    8,700         322,987
  Kellogg Co..........................................................    6,000         178,500
  Quaker Oats Co. (The)...............................................    8,400         631,050
                                                                                   ------------
                                                                                      1,425,074
                                                                                   ------------
FOOTWEAR--0.1%
  NIKE, Inc. Class B..................................................    2,200          87,587
                                                                                   ------------
HARDWARE & TOOLS--0.1%
  Black & Decker Corp. (The)..........................................    2,200          86,488
                                                                                   ------------
HEALTH CARE (DIVERSIFIED)--2.8%
  Abbott Laboratories.................................................    6,100         271,831
  Allergan, Inc.......................................................    2,600         193,700
  Bristol-Myers Squibb Co.............................................   17,000         990,250
  Johnson & Johnson...................................................   14,500       1,477,188
  Mallinckrodt, Inc...................................................    3,100         134,656
                                                                                   ------------
                                                                                      3,067,625
                                                                                   ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.3%
  Lilly (Eli) & Co....................................................   12,500       1,248,438
  Merck & Co., Inc....................................................   13,300       1,019,113
  Pfizer, Inc.........................................................   51,375       2,466,000
  Pharmacia Corp......................................................    5,950         307,541
  Schering-Plough Corp................................................   17,200         868,600
                                                                                   ------------
                                                                                      5,909,692
                                                                                   ------------
HEALTH CARE (GENERIC AND OTHER)--0.2%
  Jones Pharma, Inc...................................................    6,200         247,613
                                                                                   ------------
HEALTH CARE (MANAGED CARE)--1.8%
  Oxford Health Plans, Inc. (b).......................................   15,700         373,856
  PacifiCare Health Systems, Inc. (b).................................    3,100         186,581
  Trigon Healthcare, Inc. (b).........................................    7,600         391,875
  UnitedHealth Group, Inc.............................................    8,400         720,300
  Wellpoint Health Networks, Inc. (b).................................    4,400         318,725
                                                                                   ------------
                                                                                      1,991,337
                                                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.8%
  Bard (C.R.), Inc....................................................    6,900         332,063
  Bausch & Lomb, Inc..................................................    3,700         286,288
  Baxter International, Inc...........................................    3,500         246,094
                                                                                   ------------
                                                                                        864,445
                                                                                   ------------

                                                                         SHARES       VALUE
                                                                        --------  --------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
  Whirlpool Corp......................................................    4,500    $    209,813
                                                                                   ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.6%
  Kimberly-Clark Corp.................................................   12,300         705,713
                                                                                   ------------
HOUSEWARES--0.3%
  Tupperware Corp.....................................................   13,000         286,000
                                                                                   ------------
INSURANCE (LIFE/HEALTH)--0.4%
  Lincoln National Corp...............................................   11,700         422,663
                                                                                   ------------
INSURANCE (MULTI-LINE)--0.8%
  CIGNA Corp..........................................................    6,700         626,450
  Loews Corp..........................................................    3,600         216,000
                                                                                   ------------
                                                                                        842,450
                                                                                   ------------
INSURANCE (PROPERTY-CASUALTY)--0.3%
  MGIC Investment Corp................................................    2,700         122,850
  Radian Group, Inc...................................................    3,900         201,825
                                                                                   ------------
                                                                                        324,675
                                                                                   ------------
INSURANCE BROKERS--0.3%
  Gallagher (Arthur J.) & Co..........................................    7,000         294,000
                                                                                   ------------
INVESTMENT BANKING/BROKERAGE--1.5%
  AXA Financial, Inc..................................................   12,600         428,400
  Donaldson, Lufkin & Jenrette, Inc...................................    2,300          97,606
  Lehman Brothers Holdings, Inc.......................................    3,100         293,144
  Merrill Lynch & Co., Inc............................................    6,200         713,000
  Schwab (Charles) Corp. (The)........................................    3,900         131,138
                                                                                   ------------
                                                                                      1,663,288
                                                                                   ------------
INVESTMENT MANAGEMENT--0.1%
  Franklin Resources, Inc.............................................    2,200          66,825
                                                                                   ------------
IRON & STEEL--0.2%
  Nucor Corp..........................................................    6,400         212,400
                                                                                   ------------
MACHINERY (DIVERSIFIED)--0.5%
  Dover Corp..........................................................   12,600         511,088
  Ingersoll-Rand Co...................................................    1,500          60,375
                                                                                   ------------
                                                                                        571,463
                                                                                   ------------
MANUFACTURING (DIVERSIFIED)--2.2%
  American Standard Companies, Inc. (b)...............................    6,000         246,000
  Minnesota Mining and Manufacturing Co...............................    7,900         651,750
  Tyco International Ltd..............................................   20,700         980,663
  United Technologies Corp............................................    9,300         547,538
                                                                                   ------------
                                                                                      2,425,951
                                                                                   ------------
NATURAL GAS--0.8%
  Equitable Resources, Inc............................................    9,400         453,550
  Sempra Energy.......................................................   27,800         472,600
                                                                                   ------------
                                                                                        926,150
                                                                                   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.2%
  Apache Corp.........................................................    9,700         570,481
  Kerr-McGee Corp.....................................................    7,600         447,925
  Unocal Corp.........................................................   10,400         344,500
                                                                                   ------------
                                                                                      1,362,906
                                                                                   ------------
OIL & GAS (REFINING & MARKETING)--0.5%
  Ultramar Diamond Shamrock Corp......................................   20,200         501,213
                                                                                   ------------
OIL (DOMESTIC INTEGRATED)--0.3%
  Amerada Hess Corp...................................................    4,600         284,050
                                                                                   ------------
OIL (INTERNATIONAL INTEGRATED)--3.2%
  Chevron Corp........................................................    9,900         839,644
  Exxon Mobil Corp....................................................   32,900       2,584,706
  Texaco, Inc.........................................................    3,000         159,750
                                                                                   ------------
                                                                                      3,584,100
                                                                                   ------------
PAPER & FOREST PRODUCTS--0.6%
  Georgia-Pacific Group...............................................    7,100         186,375
  International Paper Co..............................................    4,300         128,194
  Westvaco Corp.......................................................    8,400         208,425

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                                                         SHARES       VALUE
                                                                        --------  --------------
PAPER & FOREST PRODUCTS--CONTINUED
  Weyerhaeuser Co.....................................................    4,200    $    180,600
                                                                                   ------------
                                                                                        703,594
                                                                                   ------------
PERSONAL CARE--0.1%
  Alberto-Culver Co. Class B..........................................    3,400         103,913
                                                                                   ------------
PHOTOGRAPHY/IMAGING--0.3%
  Eastman Kodak Co....................................................    5,000         297,500
                                                                                   ------------
PUBLISHING--0.2%
  Reader's Digest Association, Inc. (The) Class A.....................    4,200         166,950
                                                                                   ------------
PUBLISHING (NEWSPAPERS)--1.6%
  Dow Jones & Co., Inc................................................    6,800         498,100
  Gannett Co., Inc....................................................    2,600         155,513
  Knight-Ridder, Inc..................................................    7,700         409,544
  New York Times Co. (The) Class A....................................   11,100         438,450
  Tribune Co..........................................................    8,000         280,000
                                                                                   ------------
                                                                                      1,781,607
                                                                                   ------------
RAILROADS--0.2%
  Union Pacific Corp..................................................    6,100         226,844
                                                                                   ------------
RESTAURANTS--0.1%
  Darden Restaurants, Inc.............................................    7,300         118,625
                                                                                   ------------
RETAIL (BUILDING SUPPLIES)--1.0%
  Home Depot, Inc. (The)..............................................   20,700       1,033,706
  Lowe's Cos., Inc....................................................    3,100         127,294
                                                                                   ------------
                                                                                      1,161,000
                                                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
  Best Buy Co., Inc. (b)..............................................    4,500         284,625
  Circuit City Stores-Circuit City Group..............................    3,300         109,519
                                                                                   ------------
                                                                                        394,144
                                                                                   ------------
RETAIL (DEPARTMENT STORES)--0.3%
  Federated Department Stores, Inc. (b)...............................    8,800         297,000
                                                                                   ------------
RETAIL (DISCOUNTERS)--0.0%
  Ross Stores, Inc....................................................    2,200          37,538
                                                                                   ------------
RETAIL (FOOD CHAINS)--0.4%
  Albertson's, Inc....................................................    7,500         249,375
  Safeway, Inc. (b)...................................................    5,400         243,675
                                                                                   ------------
                                                                                        493,050
                                                                                   ------------
RETAIL (GENERAL MERCHANDISE)--2.0%
  Sears, Roebuck & Co.................................................    7,000         228,375
  Target Corp.........................................................    1,900         110,200
  Wal-Mart Stores, Inc................................................   31,900       1,838,238
                                                                                   ------------
                                                                                      2,176,813
                                                                                   ------------
RETAIL (SPECIALTY)--0.1%
  Zale Corp. (b)......................................................    2,200          80,300
                                                                                   ------------
RETAIL (SPECIALTY-APPAREL)--0.5%
  Gap, Inc. (The).....................................................    7,400         231,250
  Limited, Inc. (The).................................................   15,400         333,025
                                                                                   ------------
                                                                                        564,275
                                                                                   ------------
SERVICES (ADVERTISING/MARKETING)--0.1%
  Omnicom Group, Inc..................................................    1,300         115,781
                                                                                   ------------
SERVICES (COMMERCIAL & CONSUMER)--0.0%
  Hertz Corp. (The) Class A...........................................    1,500          42,094
                                                                                   ------------
SERVICES (COMPUTER SYSTEMS)--0.4%
  Electronic Data Systems Corp........................................    7,600         313,500
  MarchFirst, Inc. (b)................................................    9,800         178,850
                                                                                   ------------
                                                                                        492,350
                                                                                   ------------

                                                                         SHARES       VALUE
                                                                        --------  --------------
SERVICES (DATA PROCESSING)--0.8%
  Concord EFS, Inc. (b)...............................................    4,500    $    117,000
  First Data Corp.....................................................   10,900         540,913
  Fiserv, Inc. (b)....................................................    6,500         281,125
                                                                                   ------------
                                                                                        939,038
                                                                                   ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
  Nextel Communications, Inc. Class A (b).............................    6,800         416,075
  Sprint Corp. (PCS Group) (b)........................................    9,600         571,200
                                                                                   ------------
                                                                                        987,275
                                                                                   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
  AT&T Corp...........................................................    6,100         192,913
  Sprint Corp. (FON Group)............................................   11,400         581,400
  WorldCom, Inc. (b)..................................................   24,900       1,142,288
                                                                                   ------------
                                                                                      1,916,601
                                                                                   ------------
TELEPHONE--2.6%
  Bell Atlantic Corp..................................................   15,000         762,188
  BellSouth Corp......................................................   17,900         762,988
  GTE Corp............................................................    4,100         255,225
  SBC Communications, Inc.............................................   25,800       1,115,850
                                                                                   ------------
                                                                                      2,896,251
                                                                                   ------------
TEXTILES (APPAREL)--0.1%
  Jones Apparel Group, Inc. (b).......................................    3,900          91,650
                                                                                   ------------
TOBACCO--1.0%
  Philip Morris Cos., Inc.............................................   41,000       1,089,063
                                                                                   ------------
TOTAL COMMON STOCKS
  (Identified cost $89,250,611).................................................    104,194,596
                                                                                   ------------
FOREIGN COMMON STOCKS--2.8%
COMMUNICATIONS EQUIPMENT--1.2%
  Nortel Networks Corp. (Canada)......................................   19,200       1,310,400
                                                                                   ------------
FOODS--0.3%
  Unilever NV NY Registered Shares (Netherlands)......................    8,500         365,500
                                                                                   ------------
OIL (INTERNATIONAL INTEGRATED)--1.1%
  Royal Dutch Petroleum Co. (Netherlands).............................   18,800       1,157,375
                                                                                   ------------
RAILROADS--0.2%
  Canadian National Railway Co. (Canada)..............................    7,900         230,581
                                                                                   ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,397,483)..................................................      3,063,856
                                                                                   ------------
UNIT INVESTMENT TRUSTS--2.3%
  S&P 500 Depository Receipts.........................................   17,500       2,542,422
                                                                                   ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $2,510,999)..................................................      2,542,422
                                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--99.3%
  (Identified cost $94,159,093).................................................    109,800,874
                                                                                   ------------

                                                              STANDARD     PAR
                                                              & POOR'S    VALUE
                                                               RATING     (000)
                                                              --------  ----------
SHORT-TERM OBLIGATIONS--0.8%
COMMERCIAL PAPER--0.8%
  Koch Industries, Inc. 6.89%, 7/3/00.......................  A-1+       $   860          859,671
                                                                                     ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $859,671)......................................................        859,671
                                                                                     ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $95,018,764)...................................................    110,660,545(a)
  Cash and receivables, less liabilities--(0.1%)..................................        (72,528)
                                                                                     ------------
NET ASSETS--100.0%................................................................   $110,588,017
                                                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,396,409 and gross depreciation of $6,776,822 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $95,040,958.
(b)  Non-income producing.

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $95,018,764)....................................  $ 110,660,545
Cash..............................................          3,663
Receivables
  Dividends and interest..........................         83,844
  Fund shares sold................................         78,649
Prepaid expenses..................................            393
                                                    -------------
    Total assets..................................    110,827,094
                                                    -------------
LIABILITIES
Payables
  Fund shares repurchased.........................        119,127
  Investment advisory fee.........................         44,043
  Financial agent fee.............................         12,625
  Trustees' fee...................................          3,041
Accrued expenses..................................         60,241
                                                    -------------
    Total liabilities.............................        239,077
                                                    -------------
NET ASSETS........................................  $ 110,588,017
                                                    =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial
    interest......................................  $  94,616,167
  Undistributed net investment income.............        128,016
  Accumulated net realized gain...................        202,053
  Net unrealized appreciation.....................     15,641,781
                                                    -------------
NET ASSETS........................................  $ 110,588,017
                                                    =============
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization..................      8,153,802
                                                    =============
Net asset value and offering price per share......  $       13.56
                                                    =============

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $     678,170
  Interest..................................................         26,002
  Foreign taxes withheld....................................         (5,812)
                                                              -------------
    Total investment income.................................        698,360
                                                              -------------
EXPENSES
  Investment advisory fee...................................        362,461
  Financial agent fee.......................................         75,043
  Printing..................................................         18,970
  Custodian.................................................         17,582
  Professional..............................................         11,327
  Trustees..................................................          2,604
  Miscellaneous.............................................          4,882
                                                              -------------
    Total expenses..........................................        492,869
    Less expenses borne by investment adviser...............        (52,699)
                                                              -------------
    Net expenses............................................        440,170
                                                              -------------
NET INVESTMENT INCOME.......................................        258,190
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................        253,370
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        (40,308)
                                                              -------------
NET GAIN ON INVESTMENTS.....................................        213,062
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $     471,252
                                                              =============

                       See Notes to Financial Statements

                   PHOENIX-OAKHURST GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED            YEAR
                                                                 6/30/00          ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     258,190   $     521,527
  Net realized gain (loss)..................................        253,370       1,254,390
  Net change in unrealized appreciation (depreciation)......        (40,308)     10,636,397
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................        471,252      12,412,314
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................       (130,174)       (517,138)
  Net realized gains........................................             --        (824,281)
  In excess of net investment income........................             --          (4,389)
  In excess of net realized gains...........................             --        (400,735)
  Tax return of capital.....................................             --      (1,887,292)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (130,174)     (3,633,835)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,131,909 and 5,673,992
    shares, respectively)...................................     28,382,802      71,963,019
  Net asset value of shares issued from reinvestment of
    distributions (9,621 and 269,330 shares,
    respectively)...........................................        130,174       3,633,835
  Cost of shares repurchased (1,512,849 and 1,908,495
    shares, respectively)...................................    (20,099,781)    (24,401,738)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      8,413,195      51,195,116
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................      8,754,273      59,973,595
NET ASSETS
  Beginning of period.......................................    101,833,744      41,860,149
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $128,016 AND $0, RESPECTIVELY).........  $ 110,588,017   $ 101,833,744
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                SIX MONTHS                               FROM
                                                                   ENDED              YEAR             INCEPTION
                                                                  6/30/00             ENDED            3/2/98 TO
                                                                (UNAUDITED)         12/31/99           12/31/98
                                                              ---------------    ---------------    ---------------
Net asset value, beginning of period........................   $       13.53      $       11.99      $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..............................            0.03               0.07               0.05
  Net realized and unrealized gain (loss)...................            0.02               1.97               1.99
                                                               -------------      -------------      -------------
    TOTAL FROM INVESTMENT OPERATIONS........................            0.05               2.04               2.04
                                                               -------------      -------------      -------------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.02)             (0.07)             (0.05)
  Dividends from net realized gains.........................              --              (0.11)                --
  In excess of net realized gains...........................              --              (0.05)                --
  Tax return of capital.....................................              --              (0.27)                --
                                                               -------------      -------------      -------------
    TOTAL DISTRIBUTIONS.....................................           (0.02)             (0.50)             (0.05)
                                                               -------------      -------------      -------------
CHANGE IN NET ASSET VALUE...................................            0.03               1.54               1.99
                                                               -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD..............................          $13.56             $13.53             $11.99
                                                               =============      =============      =============
Total return................................................            0.34%(2)          17.00%             20.45%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......................        $110,588           $101,834            $41,860
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3).....................................            0.85%(1)           0.85%              0.85%(1)
  Net investment income.....................................            0.50%(1)           0.71%              1.02%(1)
Portfolio turnover rate.....................................              30%(2)             52%                81%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.95%,1.01% and 1.46% for the periods ended June 30, 2000, December 31, 1999 and 1998, respectively.

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
U.S. GOVERNMENT SECURITIES--14.1%
U.S. TREASURY BONDS--2.5%
  U.S. Treasury Bonds 6.125%, 11/15/27......................  AAA             $  2,300     $  2,292,813
  U.S. Treasury Bonds 5.25%, 11/15/28.......................  AAA                2,835        2,508,975
  U.S. Treasury Bonds 5.25%, 2/15/29........................  AAA                1,910        1,694,529
  U.S. Treasury Bonds 6.125%, 8/15/29.......................  AAA                4,400        4,447,838
  U.S. Treasury Bonds 6.25%, 5/15/30........................  AAA                  250          262,422
                                                                                           ------------
                                                                                             11,206,577
                                                                                           ------------
U.S. TREASURY NOTES--11.6%
  U.S. Treasury Notes 5%, 2/28/01...........................  AAA               14,000       13,868,750
  U.S. Treasury Notes 6.25%, 6/30/02........................  AAA                1,250        1,245,704
  U.S. Treasury Notes 5.75%, 11/30/02.......................  AAA                1,630        1,605,507
  U.S. Treasury Notes 5.50%, 1/31/03........................  AAA               11,960       11,709,593
  U.S. Treasury Notes 5.50%, 2/28/03........................  AAA                7,000        6,849,066
  U.S. Treasury Notes 4.25%, 11/15/03.......................  AAA                4,000        3,752,500
  U.S. Treasury Notes 4.75%, 2/15/04........................  AAA                4,250        4,040,156
  U.S. Treasury Notes 5.25%, 5/15/04........................  AAA                  840          810,338
  U.S. Treasury Notes 4.75%, 11/15/08.......................  AAA                7,775        7,060,672
  U.S. Treasury Notes 6%, 8/15/09...........................  AAA                  160          158,700
                                                                                           ------------
                                                                                             51,100,986
                                                                                           ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $63,985,193).........................................................     62,307,563
                                                                                           ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--2.3%
  Fannie Mae 6.625%, 9/15/09................................  AAA                5,395        5,202,938
  Freddie Mac 6.625%, 9/15/09...............................  AAA                5,000        4,822,000
                                                                                           ------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
  (Identified cost $10,193,093).........................................................     10,024,938
                                                                                           ------------
MUNICIPAL BONDS--4.6%
CALIFORNIA--1.4%
  Kern County Pension Obligation Revenue Taxable 7.26%,
    8/15/14.................................................  AAA                1,500        1,448,625
  Los Angeles County Metropolitan Transportation Authority
    Revenue Series C 5%, 7/1/23.............................  AAA                1,400        1,265,922
  Pasadena Pension Funding Revenue Taxable Series A 7.10%,
    5/15/10.................................................  AAA                1,500        1,449,705
  San Bernardino County Pension Obligation Revenue Taxable
    6.87%, 8/1/08...........................................  AAA                  410          393,276
  Sonoma County Pension Obligation Revenue Taxable 6.625%,
    6/1/13..................................................  AAA                  925          848,549
  Ventura County Pension Obligation Taxable 6.54%,
    11/1/05.................................................  AAA                  975          936,517
                                                                                           ------------
                                                                                              6,342,594
                                                                                           ------------
FLORIDA--1.3%
  Miami Beach Special Obligation Revenue Taxable 8.60%,
    9/1/21..................................................  AAA                3,210        3,349,121
  Tampa Solid Waste System Revenue Taxable Series A 6.33%,
    10/1/06.................................................  AAA                2,160        2,014,934
  University of Miami Exchangeable Revenue Taxable Series A
    7.65%, 4/1/20 (e).......................................  AAA                  540          516,343
                                                                                           ------------
                                                                                              5,880,398
                                                                                           ------------
MASSACHUSETTS--0.5%
  Massachusetts Port Authority Revenue Taxable Series C
    6.05%, 7/1/02...........................................  AA-                  835          816,446
                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
MASSACHUSETTS--CONTINUED
  Massachusetts Turnpike Authority Metropolitan Highway
    System Revenue Series A 5%, 1/1/39......................  AAA             $  1,400     $  1,203,706
                                                                                           ------------
                                                                                              2,020,152
                                                                                           ------------
NEW YORK--0.6%
  New York City Municipal Water Finance Authority Water &
    Sewer System Revenue Series B 5%, 6/15/29...............  AAA                1,400        1,226,512
  New York State Dormitory Authority Revenue Taxable 6.90%,
    4/1/03..................................................  A                    725          712,298
  New York State Environmental Facilities Corp. Revenue
    Taxable 6.70%, 3/15/08..................................  AAA                  795          755,783
                                                                                           ------------
                                                                                              2,694,593
                                                                                           ------------
PENNSYLVANIA--0.3%
  Philadelphia Authority For Industrial Development Pension
    Funding Retirement Systems Revenue Taxable Series A
    5.79%, 4/15/09..........................................  AAA                1,300        1,153,217
                                                                                           ------------
TEXAS--0.5%
  Texas Water Resources Finance Authority Revenue 6.62%,
    8/15/10.................................................  AAA                2,265        2,111,999
                                                                                           ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $21,121,654).........................................................     20,202,953
                                                                                           ------------
ASSET-BACKED SECURITIES--2.7%
  AESOP Funding II LLC 97-1A, A2 6.40%, 10/20/03............  AAA                2,000        1,965,758
  AESOP Funding II LLC 98-1, A 6.14%, 5/20/06...............  AAA                1,410        1,345,195
  Capita Equipment Receivables Trust 97-1, B 6.45%,
    8/15/02.................................................  A+                   720          710,213
  Discover Card Master Trust I 98-7, A 5.60%, 5/16/06.......  AAA                2,000        1,899,200
  Ford Credit Auto Owner Trust 99-B, A4 5.80%, 6/15/02......  AAA                  500          494,941
  Green Tree Financial Corp. 96-2, M1 7.60%, 4/15/27........  AA-                1,075        1,037,223
  Honda Auto Lease Trust 99-A, A5 6.65%, 7/15/05............  AAA                2,000        1,985,920
  Premier Auto Trust 98-3, B 6.14%, 9/8/04..................  A+                   500          488,575
  Triangle Funding Ltd. 98-2A, 3 8.13%, 10/15/04 (e)........  BBB                2,000        1,990,000
                                                                                           ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $12,101,294).........................................................     11,917,025
                                                                                           ------------
CORPORATE BONDS--1.9%
AIRLINES--0.2%
  Northwest Airlines Corp. Series 2000-1 Class G 8.072%,
    4/1/21..................................................  AAA                  850          862,911
                                                                                           ------------
BUILDING MATERIALS--0.2%
  Nortek, Inc. 9.875%, 3/1/04...............................  B-                   700          668,500
                                                                                           ------------
COMPUTERS (SOFTWARE & SERVICES)--0.1%
  Computer Associates International, Inc. Series B 6.375%,
    4/15/05.................................................  BBB+                 635          594,657
                                                                                           ------------
ENTERTAINMENT--0.3%
  Capitol Records, Inc. 144A 8.375%, 8/15/09 (d)............  BBB+               1,500        1,536,060
                                                                                           ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.2%
  MGM Grand, Inc. 9.75%, 06/01/07...........................  BB+                  400          402,000

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
  Station Casinos, Inc. 144A W.I. 9.875%, 7/1/10 (d)........  B+              $    600     $    603,000
                                                                                           ------------
                                                                                              1,005,000
                                                                                           ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
  Boston Scientific Corp. 6.625%, 3/15/05...................  BBB                  710          669,160
                                                                                           ------------
INSURANCE (MULTI-LINE)--0.1%
  Willis Corroon Corp. 9%, 2/1/09...........................  B+                   530          447,850
                                                                                           ------------
RETAIL (FOOD CHAINS)--0.1%
  Kroger Co. 7.45%, 3/1/08..................................  BBB-                 650          622,556
                                                                                           ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
  Level 3 Communications, Inc. 9.125%, 5/1/08...............  B                    400          361,000
  Nextlink Communications, Inc. 10.75%, 11/15/08............  B                    900          891,000
                                                                                           ------------
                                                                                              1,252,000
                                                                                           ------------
TEXTILES (APPAREL)--0.2%
  Collins & Aikman Products Co. 11.50%, 4/15/06.............  B                    695          672,413
                                                                                           ------------
TRUCKS & PARTS--0.0%
  Cummins Engine, Inc. 6.45%, 3/1/05........................  BBB+                 160          148,406
                                                                                           ------------
TOTAL CORPORATE BONDS
  (Identified cost $8,805,010)..........................................................      8,479,513
                                                                                           ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--5.5%
  CS First Boston Mortgage Securities Corp. 97-C2, A3 6.55%,
    11/17/07................................................  AAA                4,200        3,995,250
  DLJ Commercial Mortgage Corp. 99-CG1, A1B 6.46%,
    1/10/09.................................................     Aaa(c)          3,000        2,784,844
  DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
    11/12/31................................................     Aaa(c)          4,150        3,807,625
  First Union - Lehman Brothers Commercial Mortgage 97-C1, B
    7.43%, 4/18/07..........................................     Aa(c)             850          835,457
  First Union Commercial Mortgage Trust 99-C1, A2 6.07%,
    10/15/08................................................  AAA                3,000        2,758,359
  G.E. Capital Mortgage Services, Inc. 96-8, 1M 7.25%,
    5/25/26.................................................  AA                   238          233,823
  LB Commercial Conduit Mortgage Trust 98-C4, A1B 6.21%,
    10/15/08................................................  AAA                4,000        3,695,572
  LB Commercial Conduit Mortgage Trust 99-C2, A2 7.325%,
    9/15/09.................................................     Aaa(c)          1,840        1,814,412
  Lehman Large Loan 97-LLI, B 6.95%, 3/12/07................  AA+                  645          622,055
  Nationslink Funding Corp. 96-1, B 7.69%, 12/20/05.........  AA                   450          448,664
  Residential Funding Mortgage Securities I 96-S1, A11
    7.10%, 1/25/26..........................................  AAA                1,500        1,438,594
  Residential Funding Mortgage Securities I 96-S4, M1 7.25%,
    2/25/26.................................................  AA                   947          904,481
  Securitized Asset Sales, Inc. 93-J, 2B 6.808%, 11/28/23...     AAA(c)            854          816,006
                                                                                           ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $25,250,098).........................................................     24,155,142
                                                                                           ------------
FOREIGN GOVERNMENT SECURITIES--5.2%
BULGARIA--0.7%
  Republic of Bulgaria IAB Series PDI 7.063%,
    7/28/11 (e).............................................  B+                 2,000        1,587,500
  Republic of Bulgaria FLIRB Bearer Series A 2.75%,
    7/28/12 (e).............................................  B+                 1,810        1,333,744
                                                                                           ------------
                                                                                              2,921,244
                                                                                           ------------
CHILE--0.3%
  Republic of Chile 6.875% 04/28/09.........................  A-                 1,650        1,527,090
                                                                                           ------------
                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
COSTA RICA--0.4%
  Republic of Costa Rica 144A 9.335%, 5/15/09 (d)...........  BB              $  1,755     $  1,781,325
                                                                                           ------------
CROATIA--0.4%
  Croatia Series B 7.0625%, 7/31/06 (e).....................  BBB-                 846          799,253
  Croatia Series A 7.0625%, 7/31/10 (e).....................  BBB-                 955          873,413
                                                                                           ------------
                                                                                              1,672,666
                                                                                           ------------
MEXICO--1.1%
  United Mexican States 10.375%, 2/17/09....................  BB+                  750          796,875
  United Mexican States 11.375%, 9/15/16....................  BB+                  500          573,000
  United Mexican States 11.50%, 5/15/26.....................  BB+                2,840        3,425,750
                                                                                           ------------
                                                                                              4,795,625
                                                                                           ------------
PANAMA--0.4%
  Republic of Panama 8.875%, 9/30/27........................  BB+                2,000        1,692,500
                                                                                           ------------
PHILIPPINES--0.5%
  Republic of Philippines 9.875%, 1/15/19...................  BB+                2,675        2,193,500
                                                                                           ------------
POLAND--1.0%
  Poland Bearer PDI 6%, 10/27/14 (e)........................  BBB+               4,780        4,266,150
                                                                                           ------------
SOUTH KOREA--0.2%
  Republic of Korea 8.875%, 4/15/08.........................  BBB                1,105        1,146,437
                                                                                           ------------
TURKEY--0.2%
  Republic of Turkey 12.375%, 6/15/09.......................  B+                   750          796,875
                                                                                           ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $22,549,335).........................................................     22,793,412
                                                                                           ------------
FOREIGN CORPORATE BONDS--0.9%
CAYMAN ISLANDS--0.2%
  Pemex Finance Ltd. 7.33%, 5/15/12.........................  AAA                1,000          952,800
                                                                                           ------------
CHILE--0.1%
  Compania Sud Americana de Vapores SA RegS 7.375%,
    12/8/03.................................................  BBB                  140          135,472
  Petropower I Funding Trust 144A 7.36%, 2/15/14 (d)........  BBB                  467          408,348
                                                                                           ------------
                                                                                                543,820
                                                                                           ------------
LUXEMBOURG--0.1%
  Tyco International Group SA 6.375%, 6/15/05...............  A-                   500          472,269
                                                                                           ------------
NETHERLANDS--0.5%
  Deutsche Telekom International Finance BV W.I. 8%,
    6/15/10.................................................  AA-                  960          967,763
  HSBC Capital Funding 144A 9.547%, 12/31/49 (d)(e).........  A-                   900          936,169
                                                                                           ------------
                                                                                              1,903,932
                                                                                           ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,918,507)..........................................................      3,872,821
                                                                                           ------------

                                                                               SHARES
                                                                            ------------
COMMON STOCKS--56.0%
BANKS (MAJOR REGIONAL)--1.8%
  FleetBoston Financial Corp..............................................      63,400        2,155,600
  Wells Fargo & Co........................................................     154,600        5,990,750
                                                                                           ------------
                                                                                              8,146,350
                                                                                           ------------
BEVERAGES (NON-ALCOHOLIC)--1.6%
  PepsiCo, Inc............................................................     156,000        6,932,250
                                                                                           ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.6%
  AMFM, Inc. (b)..........................................................      40,500        2,794,500
  AT&T Corp.- Liberty Media Group Class A (b).............................      97,600        2,366,800
  Clear Channel Communications, Inc. (b)..................................      27,600        2,070,000
                                                                                           ------------
                                                                                              7,231,300
                                                                                           ------------

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
CHEMICALS--0.7%
  Air Products & Chemicals, Inc...........................................      42,900     $  1,321,856
  Du Pont (E.I.) de Nemours & Co..........................................      41,100        1,798,125
                                                                                           ------------
                                                                                              3,119,981
                                                                                           ------------
CHEMICALS (SPECIALTY)--0.2%
  Ecolab, Inc.............................................................      19,100          746,094
                                                                                           ------------
COMMUNICATIONS EQUIPMENT--1.5%
  ADTRAN, Inc. (b)........................................................      40,600        2,430,925
  Harris Corp.............................................................      31,500        1,031,625
  Lucent Technologies, Inc................................................      50,100        2,968,425
                                                                                           ------------
                                                                                              6,430,975
                                                                                           ------------
COMPUTERS (HARDWARE)--0.9%
  Compaq Computer Corp....................................................     161,800        4,136,012
                                                                                           ------------
COMPUTERS (NETWORKING)--1.8%
  Cisco Systems, Inc. (b).................................................     125,500        7,977,094
                                                                                           ------------
COMPUTERS (SOFTWARE & SERVICES)--2.7%
  Affiliated Computer Services, Inc. (b)..................................      23,700          783,581
  America Online, Inc. (b)................................................      61,400        3,238,850
  American Management Systems, Inc. (b)...................................      49,700        1,631,558
  Microsoft Corp. (b).....................................................      77,100        6,168,000
                                                                                           ------------
                                                                                             11,821,989
                                                                                           ------------
DISTRIBUTORS (FOOD & HEALTH)--1.0%
  Cardinal Health, Inc....................................................      62,000        4,588,000
                                                                                           ------------
ELECTRIC COMPANIES--0.9%
  Duke Energy Corp........................................................      53,700        3,027,337
  Edison International....................................................      52,300        1,072,150
                                                                                           ------------
                                                                                              4,099,487
                                                                                           ------------
ELECTRICAL EQUIPMENT--2.8%
  General Electric Co.....................................................     229,200       12,147,600
                                                                                           ------------
ELECTRONICS (INSTRUMENTATION)--0.9%
  Waters Corp. (b)........................................................      30,000        3,744,375
                                                                                           ------------
ELECTRONICS (SEMICONDUCTORS)--6.6%
  Advanced Micro Devices, Inc. (b)........................................      71,300        5,507,925
  Altera Corp. (b)........................................................      18,400        1,875,650
  Fairchild Semiconductor Corp. Class A (b)...............................      47,000        1,903,500
  Intel Corp..............................................................     125,200       16,737,675
  Linear Technology Corp..................................................      26,400        1,687,950
  Maxim Integrated Products, Inc. (b).....................................      19,900        1,351,956
                                                                                           ------------
                                                                                             29,064,656
                                                                                           ------------
ENTERTAINMENT--1.1%
  Viacom, Inc. Class B (b)................................................      68,680        4,683,117
                                                                                           ------------
EQUIPMENT (SEMICONDUCTORS)--0.7%
  Kulicke and Soffa Industries, Inc. (b)..................................      28,600        1,698,125
  Teradyne, Inc. (b)......................................................      21,400        1,572,900
                                                                                           ------------
                                                                                              3,271,025
                                                                                           ------------
FINANCIAL (DIVERSIFIED)--4.4%
  Citigroup, Inc..........................................................     161,375        9,722,844
  Freddie Mac.............................................................      59,800        2,421,900
  Morgan Stanley Dean Witter & Co.........................................      85,600        7,126,200
                                                                                           ------------
                                                                                             19,270,944
                                                                                           ------------
FOODS--0.4%
  Dean Foods Co...........................................................      25,200          798,525
  Suiza Foods Corp. (b)...................................................      16,300          796,662
                                                                                           ------------
                                                                                              1,595,187
                                                                                           ------------
HEALTH CARE (DIVERSIFIED)--1.8%
  Abbott Laboratories.....................................................      93,300        4,157,681
  Bristol-Myers Squibb Co.................................................      61,100        3,559,075
                                                                                           ------------
                                                                                              7,716,756
                                                                                           ------------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.5%
  Pfizer, Inc.............................................................     117,500     $  5,640,000
  Schering-Plough Corp....................................................     102,400        5,171,200
                                                                                           ------------
                                                                                             10,811,200
                                                                                           ------------
HEALTH CARE (GENERIC AND OTHER)--0.4%
  Alpharma, Inc. Class A..................................................      29,000        1,805,250
                                                                                           ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
  HCA-The Healthcare Co...................................................      45,500        1,382,062
  Health Management Associates, Inc. Class A (b)..........................      64,200          838,612
                                                                                           ------------
                                                                                              2,220,674
                                                                                           ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.6%
  Bard (C.R.), Inc........................................................      56,400        2,714,250
  Baxter International, Inc...............................................      61,800        4,345,312
                                                                                           ------------
                                                                                              7,059,562
                                                                                           ------------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.3%
  Kimberly-Clark Corp.....................................................      26,100        1,497,487
                                                                                           ------------
INSURANCE (MULTI-LINE)--1.7%
  American International Group, Inc.......................................      64,562        7,586,035
                                                                                           ------------
MANUFACTURING (DIVERSIFIED)--2.2%
  Tyco International Ltd..................................................     205,300        9,726,088
                                                                                           ------------
NATURAL GAS--0.2%
  El Paso Energy Corp.....................................................      17,900          911,781
                                                                                           ------------
OIL & GAS (DRILLING & EQUIPMENT)--1.9%
  Baker Hughes, Inc.......................................................      36,700        1,174,400
  Diamond Offshore Drilling, Inc..........................................      26,000          913,250
  Halliburton Co..........................................................      30,400        1,434,500
  Schlumberger Ltd........................................................      20,300        1,514,888
  Tidewater, Inc..........................................................      41,800        1,504,800
  Transocean Sedco Forex, Inc.............................................      34,743        1,856,579
                                                                                           ------------
                                                                                              8,398,417
                                                                                           ------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.1%
  Anadarko Petroleum Corp.................................................      67,000        3,303,938
  Unocal Corp.............................................................      42,200        1,397,875
                                                                                           ------------
                                                                                              4,701,813
                                                                                           ------------
OIL (DOMESTIC INTEGRATED)--0.9%
  Amerada Hess Corp.......................................................      22,600        1,395,550
  Conoco, Inc. Class A....................................................     116,000        2,552,000
                                                                                           ------------
                                                                                              3,947,550
                                                                                           ------------
OIL (INTERNATIONAL INTEGRATED)--0.9%
  Chevron Corp............................................................      17,300        1,467,256
  Exxon Mobil Corp........................................................      32,200        2,529,713
                                                                                           ------------
                                                                                              3,996,969
                                                                                           ------------
PAPER & FOREST PRODUCTS--0.2%
  International Paper Co..................................................      30,500          909,281
                                                                                           ------------
RETAIL (BUILDING SUPPLIES)--0.7%
  Home Depot, Inc. (The)..................................................      62,200        3,106,113
                                                                                           ------------
RETAIL (FOOD CHAINS)--0.4%
  Safeway, Inc. (b).......................................................      38,500        1,737,313
                                                                                           ------------
RETAIL (GENERAL MERCHANDISE)--1.2%
  Wal-Mart Stores, Inc....................................................      91,800        5,289,975
                                                                                           ------------
SERVICES (COMMERCIAL & CONSUMER)--0.2%
  Viad Corp...............................................................      35,600          970,100
                                                                                           ------------
SERVICES (COMPUTER SYSTEMS)--0.9%
  Computer Sciences Corp. (b).............................................      23,800        1,777,563
  Electronic Data Systems Corp............................................      53,600        2,211,000
                                                                                           ------------
                                                                                              3,988,563
                                                                                           ------------

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

                                                                               SHARES         VALUE
                                                                            ------------  --------------
SERVICES (DATA PROCESSING)--2.0%
  CheckFree Holdings Corp. (b)............................................      36,800     $  1,897,500
  First Data Corp.........................................................      80,100        3,974,963
  Fiserv, Inc. (b)........................................................      68,300        2,953,975
                                                                                           ------------
                                                                                              8,826,438
                                                                                           ------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.0%
  AT&T Corp...............................................................     128,160        4,053,060
  WorldCom, Inc. (b)......................................................     107,100        4,913,213
                                                                                           ------------
                                                                                              8,966,273
                                                                                           ------------
TELEPHONE--0.8%
  SBC Communications, Inc.................................................      82,400        3,563,800
                                                                                           ------------
TOTAL COMMON STOCKS
  (Identified cost $181,198,829)........................................................    246,743,874
                                                                                           ------------
FOREIGN COMMON STOCKS--0.7%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
  Elan Corp. PLC Sponsored ADR (Ireland) (b)..............................      35,900        1,738,906
                                                                                           ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.3%
  Petroleum Geo-Services ASA ADR (Norway) (b).............................      82,200        1,402,538
                                                                                           ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,479,973)..........................................................      3,141,444
                                                                                           ------------
UNIT INVESTMENT TRUSTS--1.3%
  S&P 500 Depository Receipts.............................................      41,600        6,043,700
                                                                                           ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $5,465,925)..........................................................      6,043,700
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS--95.2%
  (Identified cost $357,068,911)........................................................    419,682,385
                                                                                           ------------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)          VALUE
                                                              ------------  ------------  --------------
SHORT-TERM OBLIGATIONS--4.1%
COMMERCIAL PAPER--4.1%
  SBC Communications, Inc. 6.95% 7/3/00.....................  A-1+            $  2,520     $  2,519,027
  Ford Motor Credit Co. 6.55% 7/5/00........................  A-1                2,800        2,797,962
  Ford Motor Credit Co. 6.70%, 7/7/00.......................  A-1                1,500        1,498,325
  Marsh USA, Inc.. 6.80%, 7/10/00...........................  A-1+               3,500        3,494,050
  Kimberly-Clark Corp. 6.52%, 7/14/00.......................  A-1+               2,500        2,494,114
  Dupont (E.I) de Neumours & Co. 6.50%, 7/20/00.............  A-1+               3,680        3,667,376
  General Electric Capital Corp. 6.55%, 8/14/00.............  A-1+               1,500        1,488,065
                                                                                           ------------
                                                                                             17,958,919
                                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $17,958,845).........................................................     17,958,919
                                                                                           ------------
TOTAL INVESTMENTS--99.3%
  (Identified cost $375,027,756)........................................................    437,641,304(a)
  Cash and receivables, less liabilities--0.7%..........................................      2,956,560
                                                                                           ------------
NET ASSETS--100.0%......................................................................   $440,597,864
                                                                                           ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $75,745,707 and gross depreciation of $13,801,044 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $375,696,641.
(b)  Non-income producing.
(c)  As rated by Moodys, Fitch or Duff & Phelps.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $3,483,577 or 0.8% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $375,027,756).............................................  $ 437,641,304
Cash........................................................         13,725
Receivables
  Interest and dividends....................................      3,332,179
  Investment securities sold................................      2,617,698
  Fund shares sold..........................................         20,680
Prepaid expenses............................................          4,814
                                                              -------------
    Total assets............................................    443,630,400
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased...........................      2,482,673
  Fund shares repurchased...................................        189,866
  Investment advisory fee...................................        209,900
  Financial agent fee.......................................         28,254
  Trustees' fee.............................................          3,041
Accrued expenses............................................        118,802
                                                              -------------
    Total liabilities.......................................      3,032,536
                                                              -------------
NET ASSETS..................................................  $ 440,597,864
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 348,812,940
  Undistributed net investment income.......................      1,184,620
  Accumulated net realized gain.............................     27,986,756
  Net unrealized appreciation...............................     62,613,548
                                                              -------------
NET ASSETS..................................................  $ 440,597,864
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     27,571,116
                                                              =============
Net asset value and offering price per share................  $       15.98
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $   6,370,139
  Dividends.................................................      1,044,322
  Foreign taxes withheld....................................         (6,439)
                                                              -------------
    Total investment income.................................      7,408,022
                                                              -------------
EXPENSES
  Investment advisory fee...................................      1,289,812
  Financial agent fee.......................................        178,890
  Custodian.................................................         31,512
  Printing..................................................         21,481
  Professional..............................................          8,990
  Trustees..................................................          2,604
  Miscellaneous.............................................          6,247
                                                              -------------
    Total expenses..........................................      1,539,536
                                                              -------------
NET INVESTMENT INCOME.......................................      5,868,486
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................     28,665,676
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (29,844,243)
                                                              -------------
NET LOSS ON INVESTMENTS.....................................     (1,178,567)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   4,689,919
                                                              =============

                       See Notes to Financial Statements

                  PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/00        YEAR ENDED
                                                              (UNAUDITED)       12/31/99
                                                              ------------  ----------------
FROM OPERATIONS
  Net investment income (loss)..............................  $  5,868,486    $ 10,450,240
  Net realized gain (loss)..................................    28,665,676      25,038,426
  Net change in unrealized appreciation (depreciation)......   (29,844,243)     14,475,995
                                                              ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     4,689,919      49,964,661
                                                              ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................    (5,194,651)    (10,436,738)
  Net realized gains........................................    (5,621,102)    (23,588,155)
                                                              ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................   (10,815,753)    (34,024,893)
                                                              ------------    ------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (821,570 and 2,823,884
    shares, respectively)...................................    13,155,758      44,863,751
  Net asset value of shares issued from reinvestment of
    distributions(676,343 and 2,122,394 shares,
    respectively)...........................................    10,815,753      34,024,893
  Cost of shares repurchased (3,384,467 and 6,225,713
    shares, respectively)...................................   (53,956,330)    (99,016,572)
                                                              ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................   (29,984,819)    (20,127,928)
                                                              ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................   (36,110,653)     (4,188,160)
NET ASSETS
  Beginning of period.......................................   476,708,517     480,896,677
                                                              ------------    ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $1,184,620 AND $510,785,
    RESPECTIVELY)...........................................  $440,597,864    $476,708,517
                                                              ============    ============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                        SIX MONTHS
                                           ENDED                        YEAR ENDED DECEMBER 31,
                                          6/30/00    --------------------------------------------------------------
                                        (UNAUDITED)     1999          1998         1997         1996         1995
                                        -----------  ----------     --------     --------     --------     --------
Net asset value, beginning of
  period...........................        $ 16.18    $ 15.65       $ 14.12      $ 13.65      $ 13.63      $ 12.68
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).....           0.22       0.36          0.29         0.32         0.32         0.45
  Net realized and unrealized gain
    (loss).........................          (0.02)      1.36          2.57         2.46         0.91         1.84
                                           -------    -------       -------      -------      -------      -------
    TOTAL FROM INVESTMENT
      OPERATIONS...................           0.20       1.72          2.86         2.78         1.23         2.29
                                           -------    -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.........................          (0.19)     (0.36)        (0.28)       (0.33)       (0.31)       (0.45)
  Dividends from net realized
    gains..........................          (0.21)     (0.83)        (1.05)       (1.98)       (0.90)       (0.89)
                                           -------    -------       -------      -------      -------      -------
    TOTAL DISTRIBUTIONS............          (0.40)     (1.19)        (1.33)       (2.31)       (1.21)       (1.34)
                                           -------    -------       -------      -------      -------      -------
CHANGE IN NET ASSET VALUE..........          (0.20)      0.53          1.53         0.47         0.02         0.95
                                           -------    -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD.....        $ 15.98    $ 16.18       $ 15.65      $ 14.12      $ 13.65      $ 13.63
                                           =======    =======       =======      =======      =======      =======
Total return.......................           1.22%(3)    11.26%      20.79%       20.73%        9.05%       18.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)......................       $440,598   $476,709       $480,897     $429,002     $374,244     $353,838
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses...............           0.69%(2)     0.70%       0.68%        0.71%        0.70%        0.67%(1)
  Net investment income............           2.63%(2)     2.21%       1.97%        2.09%        2.26%        3.28%
Portfolio turnover rate............             30%(3)       65%        139%         368%         287%         170%

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements

                      PHOENIX-SCHAFER MID-CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--78.1%
AIR FREIGHT--2.8%
  FedEx Corp. (b).........................................................      7,000       $  266,000
                                                                                            ----------
AUTO PARTS & EQUIPMENT--5.2%
  Borg-Warner Automotive, Inc.............................................      7,500          263,437
  Dana Corp...............................................................     11,300          239,419
                                                                                            ----------
                                                                                               502,856
                                                                                            ----------
BANKS (MAJOR REGIONAL)--4.5%
  Mellon Financial Corp...................................................      8,100          295,144
  Summit Bancorp..........................................................      5,600          137,900
                                                                                            ----------
                                                                                               433,044
                                                                                            ----------
BANKS (MONEY CENTER)--3.8%
  Bank of America Corp....................................................      3,200          137,600
  Chase Manhattan Corp. (The).............................................      4,950          228,009
                                                                                            ----------
                                                                                               365,609
                                                                                            ----------
BUILDING MATERIALS--3.3%
  Lafarge Corp............................................................     11,900          249,900
  Owens Corning...........................................................      6,800           62,900
                                                                                            ----------
                                                                                               312,800
                                                                                            ----------
COMPUTERS (SOFTWARE & SERVICES)--3.6%
  Cadence Design System, Inc. (b).........................................     16,900          344,337
                                                                                            ----------
CONSTRUCTION (CEMENT & AGGREGATES)--2.9%
  Southdown, Inc..........................................................      4,800          277,200
                                                                                            ----------
ELECTRICAL EQUIPMENT--3.7%
  Harman International Industries, Inc....................................      5,900          359,900
                                                                                            ----------
ELECTRONICS (COMPONENT DISTRIBUTORS)--7.1%
  Arrow Electronics, Inc. (b).............................................     12,900          399,900
  Avnet, Inc..............................................................      4,700          278,475
                                                                                            ----------
                                                                                               678,375
                                                                                            ----------
HEALTH CARE (GENERIC AND OTHER)--9.6%
  ALZA Corp. (b)..........................................................      6,600          390,225
  ICN Pharmaceuticals, Inc................................................     11,500          319,844
  Mylan Laboratories, Inc.................................................     11,700          213,525
                                                                                            ----------
                                                                                               923,594
                                                                                            ----------
HEALTH CARE (SPECIALIZED SERVICES)--2.5%
  Omnicare, Inc...........................................................     26,900          243,781
                                                                                            ----------
HOUSEHOLD FURNISHINGS & APPLIANCES--3.5%
  Maytag Corp.............................................................      9,200          339,250
                                                                                            ----------
INSURANCE (PROPERTY-CASUALTY)--3.1%
  Chubb Corp. (The).......................................................      4,900          301,350
                                                                                            ----------
INVESTMENT BANKING/BROKERAGE--7.4%
  Merrill Lynch & Co., Inc................................................      3,800          437,000
  Paine Webber Group, Inc.................................................      6,100          277,550
                                                                                            ----------
                                                                                               714,550
                                                                                            ----------
IRON & STEEL--3.7%
  Cleveland-Cliffs, Inc...................................................      5,800          149,712
  UCAR International, Inc. (b)............................................     15,400          201,163
                                                                                            ----------
                                                                                               350,875
                                                                                            ----------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
MANUFACTURING (SPECIALIZED)--2.8%
  Diebold, Inc............................................................      9,700       $  270,388
                                                                                            ----------
RAILROADS--1.8%
  Burlington Northern Santa Fe Corp.......................................      7,400          169,738
                                                                                            ----------
RETAIL (DISCOUNTERS)--2.8%
  Family Dollar Stores, Inc...............................................     13,600          266,050
                                                                                            ----------
RETAIL (SPECIALTY)--1.5%
  Office Depot, Inc. (b)..................................................     22,500          140,625
                                                                                            ----------
TELEPHONE--2.5%
  GTE Corp................................................................      3,800          236,550
                                                                                            ----------
TOTAL COMMON STOCKS
  (Identified cost $7,712,958)..........................................................     7,496,872
                                                                                            ----------
FOREIGN COMMON STOCKS--17.7%
AIRLINES--1.7%
  Koninklijke Luchtvaart Maatschappij NV (KLM) (Netherlands)..............
                                                                                6,003          159,455
                                                                                            ----------
COMMUNICATIONS EQUIPMENT--2.5%
  ECI Telecom Ltd. (Israel)...............................................      6,800          243,100
                                                                                            ----------
ELECTRICAL EQUIPMENT--3.9%
  Koninklijke (Royal) Philips Electronics NV NY Registered Shares
    (Netherlands).........................................................      8,000          380,000
                                                                                            ----------
INSURANCE (PROPERTY-CASUALTY)--2.9%
  PartnerRe Ltd. (Bermuda)................................................      7,800          276,412
                                                                                            ----------
MACHINERY (DIVERSIFIED)--2.1%
  CNH Global NV (Netherlands).............................................     21,900          202,575
                                                                                            ----------
OIL & GAS (DRILLING & EQUIPMENT)--2.4%
  Petroleum Geo-Services Sponsored ADR (Norway) (b).......................     13,500          230,344
                                                                                            ----------
RAILROADS--2.2%
  Canadian National Railway Co. (Canada)..................................      7,200          210,150
                                                                                            ----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,687,913)..........................................................     1,702,036
                                                                                            ----------
TOTAL LONG-TERM INVESTMENTS--95.8%
  (Identified cost $9,400,871)..........................................................     9,198,908
                                                                                            ----------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--4.4%
COMMERCIAL PAPER--4.4%
  FHLB Discount Notes 6.45%, 7/3/00.........................  A-1+             $  125          124,955
  Preferred Receivables Funding Corp. 6.90%, 7/6/00.........  A-1                 300          299,713
                                                                                            ----------
                                                                                               424,668
                                                                                            ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $424,668)............................................................       424,668
                                                                                            ----------
TOTAL INVESTMENTS--100.2%
  (Identified cost $9,825,539)..........................................................     9,623,576(a)
  Cash and receivables, less liabilities--(0.2%)........................................       (22,676)
                                                                                            ----------
NET ASSETS--100.0%......................................................................    $9,600,900
                                                                                            ==========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,489,691 and gross depreciation of $1,691,654 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $9,825,539.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-SCHAFER MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $9,825,539)...............................................  $ 9,623,576
Cash........................................................        3,277
Receivables
  Dividends and interest....................................       17,692
  Receivable from adviser...................................        3,885
  Fund shares sold..........................................          253
Prepaid expenses............................................           79
                                                              -----------
    Total assets............................................    9,648,762
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................          617
  Financial agent fee.......................................        6,134
  Trustees' fee.............................................        3,041
Accrued expenses............................................       38,070
                                                              -----------
  Total liabilities.........................................       47,862
                                                              -----------
NET ASSETS..................................................  $ 9,600,900
                                                              ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $11,515,181
  Undistributed net investment income.......................       13,280
  Accumulated net realized loss.............................   (1,725,598)
  Net unrealized depreciation...............................     (201,963)
                                                              -----------
NET ASSETS..................................................  $ 9,600,900
                                                              ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................    1,265,186
                                                              ===========
Net asset value and offering price per share................  $      7.59
                                                              ===========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $   75,791
  Interest..................................................       6,391
  Foreign taxes withheld....................................      (2,820)
                                                              ----------
    Total investment income.................................      79,362
                                                              ----------
EXPENSES
  Investment advisory fee...................................      48,707
  Financial agent fee.......................................      37,427
  Professional..............................................      10,654
  Printing..................................................       8,830
  Custodian.................................................       3,127
  Trustees..................................................       2,604
  Miscellaneous.............................................       3,341
                                                              ----------
    Total expenses..........................................     114,690
    Less expenses borne by investment adviser...............     (59,024)
                                                              ----------
    Net expenses............................................      55,666
                                                              ----------
NET INVESTMENT INCOME.......................................      23,696
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on securities...........................    (563,603)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     333,517
                                                              ----------
NET LOSS ON INVESTMENTS.....................................    (230,086)
                                                              ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ (206,390)
                                                              ==========

                       See Notes to Financial Statements

                      PHOENIX-SCHAFER MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00        YEAR ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $      23,696   $     120,660
  Net realized gain (loss)..................................       (563,603)       (820,431)
  Net change in unrealized appreciation (depreciation)......        333,517        (263,023)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       (206,390)       (962,794)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................        (12,653)       (118,423)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (12,653)       (118,423)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (477,037 and 729,302 shares,
    respectively)...........................................      3,652,195       5,967,581
  Net asset value of shares issued from reinvestment of
    distributions (1,648 and 15,212 shares, respectively)...         12,653         118,423
  Cost of shares repurchased (318,070 and 533,510 shares,
    respectively)...........................................     (2,480,296)     (4,264,988)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................      1,184,552       1,821,016
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................        965,509         739,799
NET ASSETS
  Beginning of period.......................................      8,635,391       7,895,592
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $13,280 AND $2,237, RESPECTIVELY)......  $   9,600,900   $   8,635,391
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                       SIX MONTHS
                                                         ENDED                             FROM INCEPTION
                                                        6/30/00          YEAR ENDED          3/2/98 TO
                                                      (UNAUDITED)         12/31/99            12/31/98
                                                    ----------------  ----------------    ----------------
Net asset value, beginning of period..............   $        7.82     $        8.84       $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................            0.02              0.11                0.03(4)
  Net realized and unrealized gain (loss).........           (0.24)            (1.02)              (1.16)
                                                     -------------     -------------       -------------
    TOTAL FROM INVESTMENT OPERATIONS..............           (0.22)            (0.91)              (1.13)
                                                     -------------     -------------       -------------
LESS DISTRIBUTIONS
  Dividends from net investment income............           (0.01)            (0.11)              (0.03)
                                                     -------------     -------------       -------------
    TOTAL DISTRIBUTIONS...........................           (0.01)            (0.11)              (0.03)
                                                     -------------     -------------       -------------
CHANGE IN NET ASSET VALUE.........................           (0.23)            (1.02)              (1.16)
                                                     -------------     -------------       -------------
NET ASSET VALUE, END OF PERIOD....................   $        7.59     $        7.82               $8.84
                                                     =============     =============       =============
Total return......................................           (2.81)%(2)         (10.28)%          (11.37)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).............          $9,601            $8,635              $7,896
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)...........................            1.20%(1)           1.20%              1.20%(1)
  Net investment income...........................            0.51%(1)           1.40%              0.52%(1)
Portfolio turnover rate...........................               6%(2)             29%                21%(2)

(1)  Annualized.
(2)  Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.47%, 2.58% and 2.77% for the periods ended June 30, 2000, December 31, 1999 and 1998, respectively.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--92.6%
BIOTECHNOLOGY--0.5%
  MedImmune, Inc. (b).....................................................      3,380      $   250,120
                                                                                           -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.4%
  EchoStar Communications Corp. (b).......................................     35,760        1,183,991
                                                                                           -----------
COMMUNICATIONS EQUIPMENT--10.1%
  Aspect Communications Corp. (b).........................................     35,050        1,377,903
  Scientific-Atlanta, Inc.................................................     20,740        1,545,130
  Spectrasite Holdings, Inc. (b)..........................................     46,390        1,316,316
  Tut Systems, Inc. (b)...................................................     11,830          678,746
                                                                                           -----------
                                                                                             4,918,095
                                                                                           -----------
COMPUTERS (HARDWARE)--10.7%
  Alteon Websystems, Inc. (b).............................................     15,980        1,598,999
  Copper Mountain Networks, Inc. (b)......................................     19,530        1,721,081
  Extreme Networks, Inc. (b)..............................................     18,020        1,901,110
                                                                                           -----------
                                                                                             5,221,190
                                                                                           -----------
COMPUTERS (SOFTWARE & SERVICES)--4.2%
  Mercury Interactive Corp. (b)...........................................     18,220        1,762,785
  Network Associates, Inc. (b)............................................     13,700          279,137
                                                                                           -----------
                                                                                             2,041,922
                                                                                           -----------
CONSUMER FINANCE--2.4%
  Capital One Financial Corp..............................................     26,220        1,170,067
                                                                                           -----------
ELECTRICAL EQUIPMENT--3.8%
  SPX Corp................................................................     15,400        1,862,438
                                                                                           -----------
ELECTRONICS (INSTRUMENTATION)--7.5%
  Credence Systems Corp. (b)..............................................     32,320        1,783,660
  PerkinElmer, Inc........................................................     28,570        1,889,191
                                                                                           -----------
                                                                                             3,672,851
                                                                                           -----------
ELECTRONICS (SEMICONDUCTORS)--9.5%
  Fairchild Semiconductor Corp. Class A (b)...............................     37,040        1,500,120
  International Rectifier Corp. (b).......................................     29,670        1,661,520
  LSI Logic Corp. (b).....................................................     26,630        1,441,349
                                                                                           -----------
                                                                                             4,602,989
                                                                                           -----------
HEALTH CARE (DIVERSIFIED)--2.5%
  Allergan, Inc...........................................................     16,300        1,214,350
                                                                                           -----------
HEALTH CARE (HOSPITAL MANAGEMENT)--3.3%
  Tenet Healthcare Corp. (b)..............................................     59,860        1,616,220
                                                                                           -----------
INSURANCE (PROPERTY-CASUALTY)--3.0%
  MGIC Investment Corp....................................................     32,490        1,478,295
                                                                                           -----------
MANUFACTURING (SPECIALIZED)--6.4%
  Avery Dennison Corp.....................................................     20,140        1,351,898
  Millipore Corp..........................................................     23,320        1,757,745
                                                                                           -----------
                                                                                             3,109,643
                                                                                           -----------
NATURAL GAS--2.7%
  Dynegy, Inc. Class A....................................................     19,120        1,306,135
                                                                                           -----------

                                                                               SHARES         VALUE
                                                                            ------------  --------------
OIL & GAS (DRILLING & EQUIPMENT)--8.5%
  Nabors Industries, Inc. (b).............................................     37,540      $ 1,560,256
  Santa Fe International Corp.............................................     34,060        1,189,971
  Weatherford International, Inc. (b).....................................     35,340        1,406,974
                                                                                           -----------
                                                                                             4,157,201
                                                                                           -----------
OIL & GAS (REFINING & MARKETING)--2.6%
  Valero Energy Corp......................................................     39,250        1,246,188
                                                                                           -----------
RETAIL (SPECIALTY)--1.7%
  Bed Bath & Beyond, Inc. (b).............................................     23,240          842,450
                                                                                           -----------
SERVICES (COMMERCIAL & CONSUMER)--6.1%
  Convergys Corp. (b).....................................................     35,170        1,824,444
  Crown Castle International Corp. (b)....................................     31,530        1,150,845
                                                                                           -----------
                                                                                             2,975,289
                                                                                           -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--4.7%
  Nextel Partners, Inc. Class A (b).......................................     33,280        1,083,680
  Powerwave Technologies, Inc. (b)........................................     26,730        1,176,120
                                                                                           -----------
                                                                                             2,259,800
                                                                                           -----------
TOTAL COMMON STOCKS
  (Identified cost $39,291,037).........................................................    45,129,234
                                                                                           -----------
FOREIGN COMMON STOCKS--4.1%
COMMUNICATIONS EQUIPMENT--1.4%
  NDS Group PLC ADR (United Kingdom) (b)..................................     11,360          692,960
                                                                                           -----------
ELECTRONICS (SEMICONDUCTORS)--2.7%
  Chartered Semiconductor Manufacturing Ltd. ADR (Singapore) (b)..........
                                                                               14,480        1,303,200
                                                                                           -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,580,698)..........................................................     1,996,160
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS--96.7%
  (Identified cost $40,871,735).........................................................    47,125,394
                                                                                           -----------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--7.5%
COMMERCIAL PAPER--7.5%
  Koch Industries, Inc. 6.89%, 7/3/00.......................  A-1+             $  960          959,633
  Greenwich Funding Corp.6.85%, 07/05/00....................  A-1+              1,305        1,304,007
  Albertson's, Inc. 6.60%, 7/6/00...........................  A-1               1,410        1,408,707
                                                                                           -----------
                                                                                             3,672,347
                                                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $3,672,347)..........................................................     3,672,347
                                                                                           -----------
TOTAL INVESTMENTS--104.2%
  (Identified cost $44,544,082).........................................................    50,797,741(a)
  Cash and receivables, less liabilities--(4.2%)........................................    (2,061,077)
                                                                                           -----------
NET ASSETS--100.0%......................................................................   $48,736,664
                                                                                           ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,072,397 and gross depreciation of $1,818,738 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $44,544,082.
(b)  Non-income producing.

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $44,544,082)....................................  $  50,797,741
Cash..............................................          2,087
Receivables
  Investment securities sold......................        370,582
  Fund shares sold................................        114,190
  Interest and dividends..........................          3,672
Prepaid expenses..................................             74
                                                    -------------
    Total assets..................................     51,288,346
                                                    -------------
LIABILITIES
Payables
  Investment securities purchased.................      2,463,876
  Fund shares repurchased.........................         16,388
  Investment advisory fee.........................         18,629
  Financial agent fee.............................          8,085
  Trustees' fee...................................          3,041
Accrued expenses..................................         41,663
                                                    -------------
    Total liabilities.............................      2,551,682
                                                    -------------
NET ASSETS........................................  $  48,736,664
                                                    =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial
    interest......................................  $  37,347,220
  Undistributed net investment loss...............        (51,224)
  Accumulated net realized gain...................      5,187,009
  Net unrealized appreciation.....................      6,253,659
                                                    -------------
NET ASSETS........................................  $  48,736,664
                                                    =============
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization..................      2,349,706
                                                    =============
Net asset value and offering price per share......  $       20.74
                                                    =============

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     109,514
  Dividends.................................................         30,715
                                                              -------------
    Total investment income.................................        140,229
                                                              -------------
EXPENSES
  Investment advisory fee...................................        145,869
  Financial agent fee.......................................         47,677
  Professional..............................................         13,209
  Printing..................................................         11,439
  Custodian.................................................          7,552
  Trustees..................................................          2,604
  Miscellaneous.............................................          4,031
                                                              -------------
    Total expenses..........................................        232,381
    Less expense borne by investment adviser................        (40,928)
                                                              -------------
    Net expenses............................................        191,453
                                                              -------------
NET INVESTMENT LOSS.........................................        (51,224)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................      5,216,603
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        715,564
                                                              -------------
NET GAIN ON INVESTMENTS.....................................      5,932,167
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   5,880,943
                                                              =============

                       See Notes to Financial Statements

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00        YEAR ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $     (51,224)  $     (37,026)
  Net realized gain (loss)..................................      5,216,603       2,130,838
  Net change in unrealized appreciation (depreciation)......        715,564       4,123,355
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      5,880,943       6,217,167
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains........................................     (1,433,341)       (517,468)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................     (1,433,341)       (517,468)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (1,648,683 and 937,074
    shares, respectively)...................................     33,252,252      12,531,550
  Net asset value of shares issued from reinvestment of
    distributions (69,893 and 30,619 shares,
    respectively)...........................................      1,433,341         517,469
  Cost of shares repurchased (633,710 and 352,061 shares,
    respectively)...........................................    (12,253,408)     (4,788,985)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     22,432,185       8,260,034
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     26,879,787      13,959,733
NET ASSETS
  Beginning of period.......................................     21,856,877       7,897,144
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($51,224) AND $0, RESPECTIVELY)........  $  48,736,664   $  21,856,877
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      SIX MONTHS
                                                        ENDED                             FROM INCEPTION
                                                       6/30/00          YEAR ENDED          3/2/98 TO
                                                     (UNAUDITED)         12/31/99            12/31/98
                                                    --------------     -------------     ----------------
Net asset value, beginning of period..............   $     17.28        $    12.16        $       10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................         (0.02)               --(4)            0.01(4)
  Net realized and unrealized gain (loss).........          4.11              5.54                 2.16
                                                     -----------        ----------        -------------
    TOTAL FROM INVESTMENT OPERATIONS..............          4.09              5.54                 2.17
                                                     -----------        ----------        -------------
LESS DISTRIBUTIONS
  Dividends from net investment income............            --                --                (0.01)
  Dividents from net realized gains...............         (0.63)            (0.42)                  --
                                                     -----------        ----------        -------------
    TOTAL DISTRIBUTIONS...........................         (0.63)            (0.42)               (0.01)
                                                     -----------        ----------        -------------
CHANGE IN NET ASSET VALUE.........................          3.46              5.12                 2.16
                                                     -----------        ----------        -------------
NET ASSET VALUE, END OF PERIOD....................        $20.74            $17.28        $       12.16
                                                     ===========        ==========        =============
Total return......................................         23.72%(2)         45.62%               21.75%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).............       $48,737           $21,857               $7,897
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (3)..........................          1.05%(1)          1.05%                1.05%(1)
  Net investment income (loss)....................         (0.28)%(1)        (0.33)%               0.15%(1)
Portfolio turnover rate...........................            76%(2)           169%                 127%(2)

(1)  Annualized.
(2)  Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.27% 2.04% and 2.82% for the periods ended June 30, 2000, December 31, 1999 and 1998, respectively.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements

                     PHOENIX-SENECA STRATEGIC THEME SERIES

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                                                               SHARES         VALUE
                                                                            ------------  --------------
COMMON STOCKS--85.9%
BIOTECHNOLOGY--0.8%
  MedImmune, Inc. (b).....................................................     24,480      $  1,811,520
                                                                                           ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--5.2%
  AMFM, Inc. (b)..........................................................     95,000         6,555,000
  EchoStar Communications Corp. (b).......................................    183,600         6,078,881
                                                                                           ------------
                                                                                             12,633,881
                                                                                           ------------
COMMUNICATIONS EQUIPMENT--9.4%
  Corning, Inc............................................................     48,220        13,013,372
  General Motors Corp. Class H (b)........................................     86,000         7,546,500
  Scientific-Atlanta, Inc.................................................     33,390         2,487,555
                                                                                           ------------
                                                                                             23,047,427
                                                                                           ------------
COMPUTERS (HARDWARE)--15.0%
  Alteon Websystems, Inc. (b).............................................     72,820         7,286,551
  Copper Mountain Networks, Inc. (b)......................................     76,000         6,697,500
  Extreme Networks, Inc. (b)..............................................    102,930        10,859,115
  Sun Microsystems, Inc. (b)..............................................    130,000        11,821,875
                                                                                           ------------
                                                                                             36,665,041
                                                                                           ------------
COMPUTERS (SOFTWARE & SERVICES)--2.4%
  Mercury Interactive Corp. (b)...........................................     61,550         5,954,962
                                                                                           ------------
ELECTRONICS (INSTRUMENTATION)--0.5%
  PE Corp.-PE Biosystems Group............................................     20,000         1,317,500
                                                                                           ------------
ELECTRONICS (SEMICONDUCTORS)--15.5%
  Analog Devices, Inc. (b)................................................    114,000         8,664,000
  Fairchild Semiconductor Corp. Class A (b)...............................    221,000         8,950,500
  Intel Corp..............................................................     83,900        11,216,381
  LSI Logic Corp. (b).....................................................    166,440         9,008,565
                                                                                           ------------
                                                                                             37,839,446
                                                                                           ------------
ENTERTAINMENT--2.4%
  Viacom, Inc. Class B (b)................................................     87,000         5,932,312
                                                                                           ------------
EQUIPMENT (SEMICONDUCTORS)--8.4%
  Applied Materials, Inc. (b).............................................    141,800        12,850,625
  Teradyne, Inc. (b)......................................................    105,200         7,732,200
                                                                                           ------------
                                                                                             20,582,825
                                                                                           ------------
FINANCIAL (DIVERSIFIED)--5.4%
  Citigroup, Inc..........................................................     93,430         5,629,158
  Morgan Stanley Dean Witter & Co.........................................     92,200         7,675,650
                                                                                           ------------
                                                                                             13,304,808
                                                                                           ------------
OIL & GAS (DRILLING & EQUIPMENT)--14.1%
  Halliburton Co..........................................................    164,580         7,766,119

                                                                               SHARES         VALUE
                                                                            ------------  --------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
  Nabors Industries, Inc. (b).............................................    225,000      $  9,351,563
  Rowan Companies, Inc. (b)...............................................    245,000         7,441,875
  Santa Fe International Corp.............................................    200,000         6,987,500
  Weatherford International, Inc. (b).....................................     75,000         2,985,938
                                                                                           ------------
                                                                                             34,532,995
                                                                                           ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--6.8%
  Nextel Communications, Inc. Class A (b).................................    129,840         7,944,585
  Sprint Corp. (PCS Group) (b)............................................    144,000         8,568,000
                                                                                           ------------
                                                                                             16,512,585
                                                                                           ------------
TOTAL COMMON STOCKS
  (Identified cost $139,952,459)........................................................    210,135,302
                                                                                           ------------
FOREIGN COMMON STOCKS--9.7%
COMMUNICATIONS EQUIPMENT--9.7%
  Nokia Oyj Sponsored ADR (Finland).......................................    230,080        11,489,620
  Nortel Networks Corp. (Canada)..........................................    180,000        12,285,000
                                                                                           ------------
                                                                                             23,774,620
                                                                                           ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $9,312,687)..........................................................     23,774,620
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS--95.6%
  (Identified cost $149,265,146)........................................................    233,909,922
                                                                                           ------------

                                                                STANDARD        PAR
                                                                & POOR'S       VALUE
                                                                 RATING        (000)
                                                              ------------  ------------
SHORT-TERM OBLIGATIONS--5.5%
COMMERCIAL PAPER--5.5%
  Asset Securitization Cooperative Corp. 6.95% 7/3/00.......  A-1+            $ 1,410         1,409,456
  SBC Communications, Inc. 6.95% 7/3/00.....................  A-1+              4,385         4,383,307
  General Electric 6.70%, 7/5/00............................  A-1+              3,460         3,457,424
  Private Export Funding Corp. 6.52%, 7/14/00...............  A-1+              2,285         2,279,620
  Honeywell International 6.61%, 7/17/00....................  A-1               1,500         1,495,593
  General Electric 6.60%, 7/18/00...........................  A-1+                365           363,863
                                                                                           ------------
                                                                                             13,389,263
                                                                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $13,389,263).........................................................     13,389,263
                                                                                           ------------
TOTAL INVESTMENTS--101.1%
  (Identified cost $162,654,409)........................................................    247,299,185(a)
  Cash and receivables, less liabilities--(1.1%)........................................     (2,761,134)
                                                                                           ------------
NET ASSETS--100.0%......................................................................   $244,538,051
                                                                                           ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $85,403,858 and gross depreciation of $759,082 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $162,654,409.
(b)  Non-income producing.

                       See Notes to Financial Statements

                     PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $162,654,409).............................................  $ 247,299,185
Receivables
  Investment securities sold................................      4,765,767
  Fund shares sold..........................................        252,142
  Dividends and interest....................................          9,369
Prepaid expenses............................................            728
                                                              -------------
    Total assets............................................    252,327,191
                                                              -------------
LIABILITIES
Payables
  Custodian.................................................          1,007
  Investment securities purchased...........................      7,482,219
  Fund shares repurchased...................................         56,896
  Investment advisory fee...................................        148,771
  Financial agent fee.......................................         19,672
  Trustees' fee.............................................          3,041
Accrued expenses............................................         77,534
                                                              -------------
    Total liabilities.......................................      7,789,140
                                                              -------------
NET ASSETS..................................................  $ 244,538,051
                                                              =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest..........  $ 162,212,224
  Undistributed net investment loss.........................       (404,394)
  Accumulated net realized loss.............................     (1,914,555)
  Net unrealized appreciation...............................     84,644,776
                                                              -------------
NET ASSETS..................................................  $ 244,538,051
                                                              =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization...................................     10,468,031
                                                              =============
Net asset value and offering price per share................  $       23.36
                                                              =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME
  Interest..................................................  $     406,037
  Dividends.................................................        197,494
  Foreign taxes withheld....................................         (8,135)
                                                              -------------
    Total investment income.................................        595,396
                                                              -------------
EXPENSES
  Investment advisory fee...................................        814,314
  Financial agent fee.......................................        118,288
  Custodian.................................................         26,192
  Printing..................................................         20,387
  Professional..............................................         13,146
  Trustees..................................................          2,604
  Miscellaneous.............................................          4,859
                                                              -------------
    Total expenses..........................................        999,790
                                                              -------------
NET INVESTMENT LOSS.........................................       (404,394)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on securities...........................      2,414,578
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     26,869,185
                                                              -------------
NET GAIN ON INVESTMENTS.....................................     29,283,763
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  28,879,369
                                                              =============

                       See Notes to Financial Statements

                     PHOENIX-SENECA STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/00        YEAR ENDED
                                                               (UNAUDITED)       12/31/99
                                                              --------------  --------------
FROM OPERATIONS
  Net investment income (loss)..............................  $    (404,394)  $    (202,770)
  Net realized gain (loss)..................................      2,414,578      13,199,048
  Net change in unrealized appreciation (depreciation)......     26,869,185      42,719,485
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................     28,879,369      55,715,763
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.....................................             --              --
  Net realized gains........................................             --     (17,567,336)
  In excess of net realized gains...........................             --      (4,126,364)
  Tax return of capital.....................................             --      (3,466,970)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................             --     (25,160,670)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (2,640,866 and 4,545,105
    shares, respectively)...................................     59,363,677      81,164,325
  Net asset value of shares issued from reinvestment of
    distributions (0 and 1,301,555 shares, respectively)....             --      25,160,670
  Cost of shares repurchased (950,325 and 1,945,704 shares,
    respectively)...........................................    (21,055,725)    (34,627,074)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS............................................     38,307,952      71,697,921
                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS.....................     67,187,321     102,253,014
NET ASSETS
  Beginning of period.......................................    177,350,730      75,097,716
                                                              -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF ($404,394) AND
    $0, RESPECTIVELY).......................................  $ 244,538,051   $ 177,350,730
                                                              =============   =============

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 SIX MONTHS
                                                    ENDED            YEAR ENDED DECEMBER 31,          FROM INCEPTION
                                                   6/30/00      ----------------------------------      1/29/96 TO
                                                 (UNAUDITED)       1999         1998        1997         12/31/96
                                                 -----------    ----------    --------    --------    --------------
Net asset value, beginning of period.........       $ 20.21      $ 15.40      $ 11.32     $ 10.98         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)...............         (0.04)          --         0.01        0.05            0.04
  Net realized and unrealized gain (loss)....          3.19         8.19         5.03        1.82            0.99
                                                    -------      -------      -------     -------         -------
    TOTAL FROM INVESTMENT OPERATIONS.........          3.15         8.19         5.04        1.87            1.03
                                                    -------      -------      -------     -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income.......            --           --        (0.01)      (0.05)          (0.04)
  Dividends from net realized gains..........            --        (2.36)       (0.95)      (1.16)             --
  In excess of net realized gains............            --        (0.55)          --       (0.31)             --
  Tax return of capital......................            --        (0.47)          --       (0.01)          (0.01)
                                                    -------      -------      -------     -------         -------
    TOTAL DISTRIBUTIONS......................            --        (3.38)       (0.96)      (1.53)          (0.05)
                                                    -------      -------      -------     -------         -------
CHANGE IN NET ASSET VALUE....................          3.15         4.81         4.08        0.34            0.98
                                                    -------      -------      -------     -------         -------
NET ASSET VALUE, END OF PERIOD...............       $ 23.36      $ 20.21      $ 15.40     $ 11.32         $ 10.98
                                                    =======      =======      =======     =======         =======
Total return.................................         15.62%(2)    54.98%       44.69%      17.16%          10.33%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)........      $244,538     $177,351      $75,098     $47,620         $25,972
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)......................          0.92%(1)     0.97%        0.99%       1.00%           1.00%(1)
  Net investment income (loss)...............         (0.37)%(1)    (0.18)%     (0.01)%      0.42%           0.64%(1)
Portfolio turnover rate......................            38%(2)      150%         364%        642%            391%(2)

(1) Annualized.
(2) Not annualized.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.14%, and 1.28% for the periods ended December 31, 1997 and 1996, respectively.

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

NOTE 1--ORGANIZATION

   The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Home Life Variable Accumulation Account (the "Account") from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the subaccounts of the Phoenix Home Life Variable Accumulation Account, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Home Life Separate Accounts B, C and D.

   The Fund is comprised of 21 Series each having a distinct investment objective. The Phoenix-Aberdeen International Series seeks a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average-SM- before fund expenses. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long term growth of capital. The Phoenix-Federated U.S. Government Bond Series pursues total return by investing primarily in debt obligations of the U.S. government, its agencies and instrumentalities. The Phoenix-Goodwin Money Market
   Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation, with income as a secondary consideration, by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Janus Equity Income Series seeks current income and long-term growth of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with preservation of capital. The Phoenix-Janus Growth Series seeks long-term growth of capital in a manner consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity
   Series seeks capital appreciation by investing primarily in equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Oakhurst Growth and Income Series seeks dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Strategic Allocation Series seeks a high total return over an extended period of time, consistent with prudent investment risk, by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Schafer Mid-Cap Value Series seeks long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having strong financial position and a low stock market valuation at the time of purchase. The Phoenix-Seneca Mid-Cap Growth
   Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   The Phoenix-Goodwin Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of

                          THE PHOENIX EDGE SERIES FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2000
   1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund does not amortize premiums except for the Phoenix-Goodwin Money Market Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES

   Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under
   Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS

   Distributions are recorded by each Series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS

   Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margins" and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS

   The Phoenix-Aberdeen International Series, Phoenix-Hollister Value Equity Series, Phoenix-Oakhurst Balanced Series, Phoenix-Oakhurst Growth and Income Series, Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Aberdeen New Asia Series, Phoenix-Federated U.S. Government Bond Series and Phoenix-Morgan Stanley Focus Equity Series may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is

                          THE PHOENIX EDGE SERIES FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2000
   that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Series may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES

   Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. REPURCHASE AGREEMENTS

   A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. SWAP AGREEMENTS

   The Fund may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   The Advisers to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisors, Inc. ("PVA"), Phoenix-Aberdeen International Advisors, LLC ("PAIA"), and Duff & Phelps Investment Management Co. ("DPIM"). As a compensation for their services to the Fund, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                                                         RATE FOR FIRST  RATE FOR NEXT    RATE FOR OVER
      SERIES                                                 ADVISER      $250 MILLION   $250 MILLION     $500 MILLION
      ------                                              -------------  --------------  -------------  -----------------
      Phoenix-Aberdeen International....................        PIC          0.75%           0.70%            0.65%
      Phoenix-Aberdeen New Asia.........................       PAIA          1.00            1.00             1.00
      Phoenix-Bankers Trust Dow 30......................        PVA          0.35            0.35             0.35
      Phoenix-Engemann Capital Growth...................        PIC          0.70            0.65             0.60
      Phoenix-Engemann Nifty Fifty......................        PIC          0.90            0.85             0.80
      Phoenix-Federated U.S. Government Bond............        PVA          0.60            0.60             0.60
      Phoenix-Goodwin Money Market......................        PIC          0.40            0.35             0.30
      Phoenix-Goodwin Multi-Sector Fixed Income.........        PIC          0.50            0.45             0.40
      Phoenix-Hollister Value Equity....................        PIC          0.70            0.65             0.60
      Phoenix-J.P. Morgan Research Enhanced Index.......        PVA          0.45            0.45             0.45
      Phoenix-Janus Equity Income.......................        PVA          0.85            0.85             0.85
      Phoenix-Janus Flexible Income.....................        PVA          0.80            0.80             0.80
      Phoenix-Janus Growth..............................        PVA          0.85            0.85             0.85
      Phoenix-Morgan Stanley Focus Equity...............        PVA          0.85            0.85             0.85
      Phoenix-Oakhurst Balanced.........................        PIC          0.55            0.50             0.45
      Phoenix-Oakhurst Growth and Income................        PIC          0.70            0.65             0.60
      Phoenix-Oakhurst Strategic Allocation.............        PIC          0.60            0.55             0.50
      Phoenix-Schafer Mid-Cap Value.....................        PVA          1.05            1.05             1.05
      Phoenix-Seneca Mid-Cap Growth.....................        PIC          0.80            0.80             0.80
      Phoenix-Seneca Strategic Theme....................        PIC          0.75            0.70             0.65

                                                                         RATE FOR FIRST  RATE FOR NEXT    RATE FOR OVER
                                                                           $1 BILLION     $1 BILLION       $2 BILLION
                                                                         --------------  -------------  -----------------
      Phoenix-Duff & Phelps Real Estate Securities......       DPIM          0.75            0.70             0.65

                          THE PHOENIX EDGE SERIES FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2000

   Effective November 22, 1999 PVA was appointed Adviser to the Phoenix-Schafer Mid-Cap Value Series and Phoenix-J.P. Morgan Research Enhanced Index Series.

   Pursuant to a subadvisory agreement with the Fund, certain advisers delegate certain investment decisions and research functions with respect to the following Series to the subadvisor indicated, for which services each is paid a fee by the respective adviser.

      SERIES                                                         SUBADVISER
      ------                                                         ----------
      Phoenix-Aberdeen International                                 Aberdeen Fund Managers, Inc. ("Aberdeen")
      Phoenix-Bankers Trust Dow 30                                   Bankers Trust Company ("Bankers Trust")
      Phoenix-Engemann Capital Growth                                Roger Engemann & Associates ("Engemann")
      Phoenix-Engemann Nifty Fifty                                   Roger Engemann & Associates ("Engemann")
      Phoenix-Federated U.S. Government Bond                         Federated Investment Management Company ("Federated")
      Phoenix-J.P. Morgan Research Enhanced Index                    J.P. Morgan Investments Management, Inc. ("J.P. Morgan")
      Phoenix-Janus Equity Income                                    Janus Capital Corporation ("Janus")
      Phoenix-Janus Flexible Income                                  Janus Capital Corporation ("Janus")
      Phoenix-Janus Growth                                           Janus Capital Corporation ("Janus")
      Phoenix-Morgan Stanley Focus Equity                            Morgan Stanley Asset Management ("MSAM")
      Phoenix-Schafer Mid-Cap Value                                  Schafer Capital Management, Inc. ("Schafer")
      Phoenix-Seneca Mid-Cap Growth                                  Seneca Capital Management, LLC ("Seneca")
      Phoenix-Seneca Strategic Theme                                 Seneca Capital Management, LLC ("Seneca")

   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the Phoenix-Aberdeen International Series. For its services, Aberdeen is paid a fee by the Advisers equal to 0.375% of the average daily net assets of the Phoenix-Aberdeen International Series up to $250 million, 0.35% of such value between $250 million to $500 million and 0.325% of such value in excess of $500 million. Aberdeen is a subsidiary of Aberdeen Asset Management PLC, of which Phoenix Home Life Mutual Insurance Company ("Phoenix") owns approximately 11%.

   Pursuant to subadvisory agreements with the Fund, the subadvisors are paid monthly fees as follows. Engemann is paid a monthly fee at the annual rate of 0.45% of the average aggregate daily net asset values of the Phoenix-Engemann Nifty Fifty Series up to $250,000,000, 0.45% of such values between $250,000,000 and $500,000,000, and 0.40% of such values in excess of
   $500,000,000. Engemann is also paid a monthly fee at the annual rate of 0.10% of the average aggregate daily net assets values of the Phoenix-Engemann Capital Growth Series up to $3 billion and 0.30% of such values in excess of $3 billion. Seneca is paid a monthly fee at the annual rate of 0.40% of the average aggregate daily net asset values of the Phoenix-Seneca Mid-Cap Growth Series and 0.10% of the average aggregate daily net assets values of the Phoenix-Seneca Strategic Theme Series up to $201 million, 0.375% for next $799 million, 0.35% for next $1 billion, and 0.325% of such values in excess of $2 billion. J.P. Morgan is paid a monthly fee at the annual rate of 0.25% of the average aggregate daily net asset values of the Phoenix-J.P. Morgan Research Enhanced Index Series up to $100 million and 0.20% of such value in excess of $100 million. Bankers Trust is paid a monthly fee at the annual rate of 0.10% of the average aggregate daily net assets of the Phoenix-Bankers Trust Dow 30 Series, subject to a $100,000 annual minimum. Federated is paid a monthly fee at the annual rate of 0.30% of the average aggregate daily assets of the Phoenix-Federated U.S. Government Bond Series up to $25 million, 0.25% on the next $25 million and 0.20% on the next $50 million. The fee is negotiable on amounts over $50 billion. Janus is paid a monthly fee at the annual rate of 0.55% of the average aggregate daily assets of each of (calculated separately, not in the aggregate) the Phoenix-Janus Equity Income Series, the Phoenix-Janus Flexible Income Series and the Phoenix-Janus Growth Series up to $100 million, 0.50% of such values between $100 million and $500 million, and 0.45% of such values in excess of $500 million. MSAM is paid a monthly fee at the annual rate of 0.55% of the average aggregate daily assets of the Phoenix-Morgan Stanley Focus Equity Series up to $150 million, 0.45% of such value between $150 million and $300 million, and 0.40% of such value in excess of $300 million. Schafer is paid a monthly fee at the annual rate of 0.85% of the average aggregate daily net asset values of the Phoenix-Schafer Mid-Cap Value Series up to $175 million and 0.80% of such value in excess of $175 million.

   The investment adviser for the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is a majority owned subsidiary of Phoenix. For its services, DPIM is entitled to a fee at an annual rate of 0.75% of the average daily net assets for the first $1 billion, 0.70% on the next $1 billion and 0.65% thereafter.

   Phoenix-Aberdeen International Advisors, LLC ("PAIA") serves as the investment adviser to the Phoenix-Aberdeen New Asia Series. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix, and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC. PAIA is entitled to a fee, at an annual rate of 1.00% of the average daily net assets of the Phoenix-Aberdeen New Asia Series. Pursuant to subadvisory agreements, PAIA delegates certain investment decisions and functions to other entities. PIC receives a fee of 0.30% of the average daily net assets of the Phoenix-Aberdeen New Asia Series from PAIA for providing research and other domestic advisory services, as needed. In addition, PAIA also pays a subadvisory fee to Aberdeen of 0.40% of the average daily net assets of the Aberdeen New Asia Series for implementing certain portfolio transactions and providing research and other services.

   Each Series (except the Phoenix-Aberdeen International, Phoenix-Aberdeen New Asia, Phoenix-Duff & Phelps Real Estate, Phoenix-J.P. Morgan Research Enhanced Index, Phoenix-Seneca Mid-Cap Growth, and Phoenix-Seneca Strategic Theme Series) pays a

                          THE PHOENIX EDGE SERIES FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2000
   portion or all of its other operating expenses (not including management fee, interest, taxes, brokerage fees and commissions), up to 0.15% of its average net assets. The Phoenix-Aberdeen International, Phoenix-Aberdeen New Asia, Phoenix-Duff & Phelps Real Estate, Phoenix-J.P. Morgan Research Enhanced Index, Phoenix-Seneca Mid-Cap Growth, and Phoenix-Seneca Strategic Theme Series pay other operating expenses up to 0.40%, 0.25%, 0.25%, 0.25%, 0.10% and 0.25% respectively, of its average net assets. Expenses above these limits are paid by the Advisers (PIC, DPIM, PAIA), Phoenix and/or PHL Variable Insurance Company.

   As Financial Agent to the Fund and to each Series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix, receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   For the six months ended June 30, 2000, the Fund paid PXP Securities Corp., a wholly owned subsidiary of Phoenix, brokerage commissions of $76,517 in connection with portfolio transactions effected by it.

   At June 30, 2000, Phoenix and affiliates held shares in The Phoenix Edge Series Fund which had the following aggregate value:

        Phoenix-Aberdeen New Asia Series.................   $1,336,493
        Phoenix-Bankers Trust Dow 30 Series..............    4,637,821
        Phoenix-Federated US Government Bond Series......    5,284,400
        Phoenix-Janus Equity Income Series...............    2,119,206
        Phoenix-Janus Flexible Income Series.............    5,006,667
        Phoenix-Morgan Stanley Focus Equity Series.......    5,548,235
        Phoenix-Schafer Mid-Cap Value Series.............    1,501,217

   The Adviser voluntarily contributed capital to the Phoenix-Engemann Capital Growth Series in the amount of $1,142,985 as disclosed in the statement of changes. This contribution offset losses realized on the sale of certain securities by the Series. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Series.

NOTE 4--PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the six months ended June 30, 2000 (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated to the following amounts:

                                                 PURCHASES         SALES
                                               --------------  --------------
      Phoenix-Aberdeen International
        Series...............................  $   97,142,155  $  108,904,758
      Phoenix-Aberdeen New Asia Series.......       6,385,360       6,011,367
      Phoenix-Bankers Trust Dow 30 Series....      14,500,220       6,472,810
      Phoenix-Duff & Phelps Real Estate
        Securities Series....................       1,726,295       3,786,774
      Phoenix-Engemann Capital Growth
        Series...............................     945,850,445   1,111,256,010
      Phoenix-Engemann Nifty Fifty Series....      55,630,961      37,915,883
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series........................      89,036,259      75,630,897
      Phoenix-Hollister Value Equity
        Series...............................      26,647,780      19,405,710
      Phoenix-J.P. Morgan Research Enhanced
        Index Series.........................      32,542,783      34,984,460
      Phoenix-Janus Equity Income Series.....       9,561,116       2,199,921
      Phoenix-Janus Flexible Income Series...       8,491,185       3,763,087
      Phoenix-Janus Growth Series............      46,641,201         818,251
      Phoenix-Morgan Stanley Focus Equity
        Series...............................       5,318,462       3,135,224
      Phoenix-Oakhurst Balanced Series.......      82,169,248     103,082,973
      Phoenix-Oakhurst Growth and Income
        Series...............................      38,583,315      31,553,941
      Phoenix-Oakhurst Strategic Allocation
        Series...............................     117,991,456     145,455,982
      Phoenix-Schafer Mid-Cap Value Series...       1,300,155         523,962
      Phoenix-Seneca Mid-Cap Growth Series...      45,990,355      25,591,722
      Phoenix-Seneca Strategic Theme
        Series...............................     115,424,741      78,091,741

   There were no purchases or sales of such securities in the Phoenix-Goodwin Money Market Series.

   Purchases and sales of long-term U.S. Government securities during the six months ended June 30, 2000 aggregated to the following amounts:

                                               PURCHASES         SALES
                                             --------------  --------------
      Phoenix-Federated U.S. Government
        Bond Series........................  $    1,483,589  $       60,332
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series......................      32,627,971      49,982,809
      Phoenix-J.P. Morgan Research Enhanced
        Index Series.......................          19,919              --
      Phoenix-Janus Flexible Income
        Series.............................       1,519,898         625,875
      Phoenix-Oakhurst Balanced Series.....       4,490,111      14,041,917
      Phoenix-Oakhurst Strategic Allocation
        Series.............................      12,184,398      30,673,608

                          THE PHOENIX EDGE SERIES FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2000

   At June 30, 2000, the following Series have entered into futures contracts as follows:

                                                             VALUE OF                    NET
                                                  NUMBER    CONTRACTS     MARKET      UNREALIZED
                                                    OF         WHEN      VALUE OF    APPRECIATION
                                                 CONTRACTS    OPENED    CONTRACTS   (DEPRECIATION)
                                                 ---------  ----------  ----------  --------------
      Phoenix-J.P. Morgan Research Enhanced
        Index Series
        Standard & Poor's 500 Index............       1     $  373,850  $  367,025     $ (6,825)
        Standard & Poor's 500 Index............       1        373,862     367,025       (6,837)
        Standard & Poor's 500 Index............       2        733,650     734,050          400
        Standard & Poor's 500 Index............       1        374,413     367,025       (7,388)
        Standard & Poor's 500 Index............       1        373,250     367,025       (6,225)
                                                    ---     ----------  ----------     --------
                                                      6     $2,229,025  $2,202,150     $(26,875)
                                                    ===     ==========  ==========     ========
      Phoenix-Bankers Trust Dow 30 Series
        Dow Jones Industrial Average Index.....       1     $  107,380  $  105,500     $ (1,880)
                                                    ---     ----------  ----------     --------
                                                      1     $  107,380  $  105,500     $ (1,880)
                                                    ===     ==========  ==========     ========

   At June 30, 2000, the Phoenix-Goodwin Multi-Sector Fixed Income Series had the following swap agreements outstanding:

                                                                                        UNREALIZED
                                                                                       APPRECIATION
   NOTIONAL AMOUNT                                                                    (DEPRECIATION)
---------------------                                                                 --------------
      1,000,000         Agreement with Morgan Stanley Dean Witter terminating on
                        February 1, 2010 to receive interest at 13.20% in exchange
                        for payment of 11.25% on EUR 1,000,000                           $ 99,000
      1,750,000         Agreement with Morgan Stanley Dean Witter terminating on
                        March 15, 2008 to receive interest at 12.82% in exchange for
                        payment of 10.75% on EUR 1,750,000                                 89,218
        750,000         Agreement with Morgan Stanley Dean Witter terminating on
                        March 30, 2005 to receive interest at 13.95% in exchange for
                        payment of 11.625% on EUR 750,000                                  22,875
                                                                                         --------
                                                                                         $211,093
                                                                                         ========

NOTE 5--FORWARD CURRENCY CONTRACTS

   As of June 30, 2000, Phoenix-Goodwin Multi-Sector Fixed Income Series had entered into the following forward currency contract which contractually obligate the Series to deliver currencies at specified dates:

                                                                            NET
                                                                         UNREALIZED
                                           SETTLEMENT                   APPRECIATION
CONTRACTS TO DELIVER    IN EXCHANGE FOR       DATE          VALUE      (DEPRECIATION)
--------------------    ----------------   -----------   -----------   --------------
   EUR     (4,933,000)   US$ (4,767,745)     06/07/01    $(4,717,166)     $50,579

    EUR = Euro
    US$ = U.S. Dollar

NOTE 6--CREDIT RISK

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

NOTE 7--LOAN AGREEMENTS

   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

                          THE PHOENIX EDGE SERIES FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2000

NOTE 8--CAPITAL LOSS CARRYOVERS

   The following Series have capital loss carryovers which may be used to offset future capital gains.

                                                                                                                   PHOENIX-DUFF &
                                                         PHOENIX-        PHOENIX-GOODWIN                             PHELPS REAL
                                                      ENGEMANN NIFTY    MULTI-SECTOR FIXED    PHOENIX-ABERDEEN    ESTATE SECURITIES
                                                       FIFTY SERIES       INCOME SERIES       NEW ASIA SERIES          SERIES
                                                     ----------------   ------------------   ------------------   -----------------
      EXPIRATION DATE
      2006.........................................      $ 30,157          $   566,989           $2,631,182          $  113,500
      2007.........................................       590,466           15,302,813                   --           1,937,971
                                                         --------          -----------           ----------          ----------
      Total........................................      $620,623          $15,869,802           $2,631,182          $2,051,471
                                                         ========          ===========           ==========          ==========


                                                     PHOENIX-SCHAFER
                                                      MID-CAP VALUE
                                                          SERIES
                                                     ----------------
      EXPIRATION DATE
      2006.........................................     $  285,733
      2007.........................................        715,167
                                                        ----------
      Total........................................     $1,000,900
                                                        ==========

   The following Series utilized losses deferred in prior years against 1999 capital gains as follows:

      SERIES
      ------
      Phoenix-Aberdeen New Asia...................................  $218,888
      Phoenix-Hollister Value Equity..............................   104,908
      Phoenix-Oakhurst Growth and Income..........................   349,419
      Phoenix-Seneca Mid-Cap Growth...............................   164,133

   Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 1999, the following Series deferred post-October losses as follows:

      Phoenix-Aberdeen International
        Series...............................  $   82,444
      Phoenix-Duff & Phelps Real Estate
        Securities Series....................   1,356,700
      Phoenix-Engemann Nifty Fifty Series....      72,456
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series........................     783,822
      Phoenix-Hollister Value Equity
        Series...............................       8,076
      Phoenix-Schafer Mid-Cap Value Series...     161,095
      Phoenix-Seneca Mid-Cap Growth Series...      19,622
      Phoenix-Seneca Strategic Theme
        Series...............................   4,329,135

   For the year ended December 31, 1999, prior year capital losses deferred were utilized as follows:

      Phoenix-Aberdeen New Asia Series.......  $  496,277
      Phoenix-Goodwin Multi-Sector Fixed
        Income Series........................   5,850,283
      Phoenix-Schafer Mid-Cap Value Series...      55,831

This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by any effective Prospectus which includes information concerning the sales charges, Fund's record and other pertinent information.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES

Frank M. Ellmer, CPA
John Fabian
Eunice Groark
John R. Mallin
Timothy P. Shriver
Simon Y. Tan

OFFICERS

Simon Y. Tan, President
Michael E. Haylon, Executive Vice President
Michael Gilotti, Executive Vice President
Roger Engemann, Senior Vice President
David K. Schafer, Senior Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Hugh Young, Senior Vice President
David L. Albrycht, Vice President
Christian C. Bertelsen, Vice President
Steven L. Colton, Vice President
Timothy Devlin, Vice President
Ron K. Jacks, Vice President
Christopher J. Kelleher, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
Chester S. Sokolosky, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
Heather N. Leonard, Assistant Treasurer
Jacqueline M. Porter, Assistant Treasurer
Edwin L. Kerr, Secretary

INVESTMENT ADVISERS

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street Suite 3600
Chicago, Illinois 60603

Phoenix-Aberdeen International Advisors, LLC
One American Row
Hartford, Connecticut 06102-5056

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 13B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
1 Heritage Drive, P2N
North Quincy, Massachusetts 02171

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

Phoenix Home Life Mutual Insurance Company                    -----------------
101 Munson Street                                             |   PRSRT STD   |
P.O. Box 942                                                  |  U.S. Postage |
Greenfield, MA 01302-0942                                     |    P A I D    |
                                                              |     Andrew    |
                                                              |   Associates  |
                                                              -----------------





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